As filed with the Securities and Exchange Commission on
               April 24, 2006 Registration Nos.: 2-89550; 811-03972

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                      POST-EFFECTIVE AMENDMENT NO. 38 ( X )

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 33 (X)
                        (Check appropriate box or boxes)

                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                                Beverly A. Byrne
                       Vice President, Counsel and Associate Secretary
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
                      1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:   As soon as practicable after the
registration statement becomes effective.

Title of securities being registered: flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

        ___ Immediately upon filing pursuant to paragraph (b) of Rule 485.

         X  On May 1, 2006, pursuant to paragraph (b) of Rule 485.

        ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

        ___ On _________ , pursuant to paragraph (a)(1) of Rule 485.

        If appropriate, check the following:
        ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   The date of this Prospectus is May 1, 2006
                           FUTUREFUNDS SERIES ACCOUNT
                 of Great-West Life & Annuity Insurance Company
                      GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                               GWFS Equities, Inc.
            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255
--------------------------------------------------------------------------------




Overview
This Prospectus describes a group flexible premium deferred fixed and variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. ("GWFS") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:

o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans");

o cash or deferred profit sharing plans described in Code Section 401(k) ("401(k) Plans");

o tax sheltered or tax deferred annuities described in Code Section 403(b) ("403(b) Plans");

o deferred compensation plans described in Code Section 457(b) or (f) ("457(b) or (f) Plans");

o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); and

o    nonqualified deferred compensation plans ("NQDC Plans").

Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations or employee associations, as applicable ("Group Contractowner"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Payment Options
The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.

Allocating Your Money
You can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of the corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

AIM Dynamics -Investor Class(1)                           Maxim Ariel Mid-Cap Value
AIM Large Cap Growth Fund-Class A Shares(1)               Maxim Ariel Small-Cap Value
AIM Small Cap Growth - Class A(1)                         Maxim Bond Index
Alger American Balanced - Class O(1)                      Maxim Growth Index
Alger American MidCap Growth - Class O                    Maxim Index 600
American Century(R) Income & Growth                       Maxim INVESCO ADR
American Century(R) Equity Income                         Maxim Loomis Sayles Bond
Artisan International                                     Maxim Loomis Sayles Small-Cap Value
Columbia Asset Allocation Fund, Variable Series           Maxim Trusco Small-Cap Growth
   - Class A                                                  (formerly Maxim MFS(R)

Federated Capital Appreciation - Class A                       Small-Cap Growth)(1)
Fidelity VIP Contrafund(R) - Initial Class                Maxim Money Market
Fidelity VIP Growth - Initial Class                       Maxim Stock Index
Franklin Small-Mid Cap Growth - Class A                   Maxim T. Rowe Price Equity-Income
Janus Aspen Series Worldwide Growth - Institutional       Maxim T. Rowe Price MidCap Growth
Shares
Janus Fund                                                Maxim Bernstein  International  Equity (formerly
                                                          Maxim
Janus Twenty                                              Templeton International Equity)
Janus Worldwide                                           Maxim U.S. Government Securities

                            (List of Eligible Funds continues on the next page)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Legg Mason Value Trust - Financial Intermediary Class      Maxim Value Index
                                                           Maxim Aggressive Profile I

MFS Strategic Growth Fund(1) - Class A                     Maxim Conservative Profile I
Oppenheimer Capital Appreciation -Class A                  Maxim Moderate Profile I
Oppenheimer Global - Class A                               Maxim Moderately Aggressive Profile I
PIMCO Total Return - Administrative Class                  Maxim Moderately Conservative Profile I
Pioneer Equity Income VCT Portfolio Class II               STI Classic Small Cap Growth Stock - Class I
RS Diversified Growth(1)                                   The Jensen Portfolio - Class R
RS Emerging Growth


1 These Investment Divisions are no longer open to incoming transfers and do not accept new contributions.

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission (the "SEC").

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.


This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the "SAI") dated May 1, 2006, which has been filed with the SEC. The SAI is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC's Web site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                            Page

Definitions.....................................................................
Fee Tables......................................................................
Condensed Financial Information.................................................
Key Features....................................................................
Great-West Life & Annuity Insurance Company.....................................
FutureFunds Series Account......................................................
Investments of the Series Account...............................................
The Group Contracts.............................................................
Accumulation Period.............................................................
        Participant Enrollment Form and Initial Contribution....................
        Free-Look Period........................................................
        Subsequent Contributions................................................
        Participant Annuity Account Value.......................................
               Making Transfers.................................................
               Market Timing and Excessive Trading..............................
               Automatic Custom Transfers.......................................
               Loans............................................................
               Total and Partial Withdrawals....................................
               Cessation of Contributions.......................................
               Death Benefit....................................................
Charges and Deductions..........................................................
Periodic Payment Options........................................................
Annuity Payment Options.........................................................
Federal Tax Consequences........................................................
Voting Rights...................................................................
Distribution of the Group Contracts.............................................
State Regulation................................................................
Restrictions Under the Texas Optional Retirement Program........................
Reports.........................................................................
Rights Reserved by Great-West...................................................
        Adding and Discontinuing Investment Options.............................
        Substitution of Investments.............................................
Legal Matters...................................................................
Available Information...........................................................
Appendix A, Condensed Financial Information.....................................
Appendix B, Calculation of Net Investment Factor ...............................

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                      The Group Contract is not available in all states.


                                        1



Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.
Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.
Administrative Offices: The Administrative Offices of GWL&A are located at 8515
E. Orchard Rd., Greenwood Village, Colorado 80111.
Annuity Commencement Date: The date payments begin under an annuity payment option.
Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.
Contribution(s): Amount(s) paid to us under the Group Contract on your behalf. Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.
Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.
Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please see your Group Contract for more information about the Fixed Options. Group Contract: An agreement between GWL&A and the Group Contractowner providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.
Group Contractowner: Depending on the type of plan and the employer's involvement, the Group Contractowner will be an employer, plan trustee, certain employer associations or employee associations.
Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.
Guaranteed Sub-Accounts: The subdivisions of your Participant
Annuity Account reflecting the value credited to you from the Fixed Options. Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.
Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus. Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract. Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values. Premium Tax: The amount of tax, if any, charged by a state or other government authority.
Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received in good order by GWL&A at its Administrative Offices.
Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.
Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.


                                        2


Valuation Period: The period between the ending of two successive Valuation
Dates.
Variable Account Value: The total value of your Variable Sub-Accounts. Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.


                                        3

                                   FEE TABLES




The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first tables describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)..........None
Contingent Deferred Sales Charge (as a percentage of amount distributed)........6%(1)

Transfer Fee....................................................................None

Premium Tax Charges ............................................................0.00% - 3.50%(2)

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge ...........................................$30.00


SERIES ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge(3)

Maximum Periodic Mortality and Expense Risk Charge(4) .........................1.00%
(as a percentage of the Participant Annuity Account Value)
Maximum Daily Mortality and Expense Risk Charge(5).............................1.25%
(as a deduction in the Net Investment Factor)

Total Series Account Annual Expenses...........................................1.00%/1.25%

____________________

(1) The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge "free amount" may apply, please see the discussion on page 27.

(2) A premium tax charge may apply.

3 We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"), or (ii) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction"). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.

(4) The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information.

(5) The Daily M&E Deduction is a charge deducted from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.



                                        4


The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

Total Annual Eligible Fund Operating Expenses      Minimum         Maximum

(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses)            0.25%          1.63%


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


                                     EXAMPLE


This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant's transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

               1 year.       3 years        5 years       10 years


               $890           $1,486         $2,107        $3,174


(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

        1 year       3 years        5 years       10 years


        $290          $886          $1,507         $3,174


The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.


The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.



                         CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is derived from various financial statementsof the Series Account, which have been audited by Deloitte & Touche LLP, independent registered public accounting firm. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

                                       5

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully.
Purpose of the Group Contract
The Group Contract is designed to be issued in connection with:

        o401(a) Plans           o403(b) Plans
        o401(k) Plans           o457(b) or (f) Plans
        o415(m) Plans           oNQDC Plans.

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities.
Participation in the Group Contract

You must complete a Participant enrollment form to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Contractowner, as the case may be, for information concerning eligibility.
Allocation of Contributions
You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. On your Participant enrollment form, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions on your Participant enrollment form, we will allocate your Contributions to an investment option specified by the Group Contractowner. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer: AIM Large Cap Growth Fund, AIM Small Cap Growth Fund, American Century(R) Equity Income Fund, American Century Income & Growth Fund, Artisan International Fund, Federated Capital Appreciation Fund, Franklin Small-Mid Cap Growth Fund, AIM Dynamics Fund, Janus Fund, Janus Twenty Fund, Janus Worldwide Fund, The Jensen Portfolio, Legg Mason Value Trust, MFS Strategic Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, PIMCO Total Return Fund, RS Diversified Growth Fund, RS Emerging Growth Fund and STI Classic Small Cap Growth Stock.
Free Look Period
Where required by law, within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.
Your Participant Annuity Account
When your Participant enrollment form is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contracts. These charges vary by Group Contract and may include:
    o An annual contract maintenance charge;
    o A contingent deferred sales charge;
    o A mortality and expense risk charge; and/or
    o A Premium Tax.
For more information about the charges and deductions under the Group Contracts please see the discussion beginning at page xx including the circumstances in which a contingent deferred sales charge "free amount" may apply. In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

                                       6

Total and Partial Withdrawals
You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal. Making Transfers You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract.
Annuity Payment Options
We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select. Death Benefit We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

    o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.
    o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and in all states in the United States, except New York.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or GWL&A by the SEC.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make

                                       7

additional Investment Divisions available to Group Contractowners, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Twenty of the Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Some of the Eligible Funds' investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically a percentage of Series Account assets invested in the relevant Eligible Fund and generally may range up to 0.50% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.50% annually of net assets) directly from certain Eligible Funds for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio. The portfolio seeks to meet this objective by investing in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index (the "Lehman Index"). The portfolio uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.



Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The portfolio focuses on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the portfolio, and maximum total return potential. It may invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities (however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation) and up to 35% in below investment grade quality ("high yield/high risk" or "junk") bonds.

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. The portfolio may invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.s. Government) representing individual interests in pools of these types of U.S. Treasury securities; private mortgage pass-through securities; and, collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The portfolio may also invest up to 20% of its net assets in dollar rolls and/or mortgage dollar rolls. The portfolio focuses

                                       8

on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or the manufacture of equipment to produce nuclear energy.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2000 of the smallest U.S. companies in the Russell 3000 Index. The portfolio seeks to build a core small-cap portfolio of solid growth companies' stock and opportunistically invest in companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Trusco Small-Cap Growth Portfolio (formerly, Maxim MFS(R) Small-Cap Growth Portfolio) seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion as well as invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depositary Receipts ("ADRs") are not subject to this 25% limitation. The portfolio seeks to identify companies believed to have favorable opportunities for capital appreciation within their industry group and invest in these companies whey they are determined to be in the developing stages of their life-cycle and have demonstrated, or are expected to achieve, long-term earnings growth.


Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.(1) The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.


Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/Citigroup Growth Index.1 The S&P/ Citigroup Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.


Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata share of the market.(1) The portfolio seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock's weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.


Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/ Citigroup Value Index.1 The S&P/ Citigroup Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index

______________________
(1) Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

                                       9

and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The portfolio emphasizes companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation. The portfolio may also invest up to 25% of its assets in foreign securities. The portfolio seeks to invest in companies which have some of the following characteristics: established operating histories; above-average current dividend yield relative to the S&P 500 Index, sound balance sheets and other financial characteristics; low price-earnings ration relative to the S&P 500 Index; low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchise. In pursuing its investment objective, the portfolio's manager has the discretion to purchase some securities that do not meet its normal criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply or demand for the securities. While most assets will be invested in U.S. common stock, other securities may slo be purchased, including futures and options, in keeping with the portfolio's objectives.

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium, or medium/large capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. The portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or the manufacture of equipment to produce nuclear energy.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index, emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company. The market capitalization of the companies in the portfolio, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges. The portfolio has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The portfolio may also invest up to 25% of its total net assets in foreign securities. In pursuing its investment objective, the portfolio's manager has the discretion to purchase some securities that do not meet its normal criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply or demand for the securities. While most assets will be invested in U.S. common stock, other securities may slo be purchased, including futures and options, in keeping with the portfolio's objectives.


Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S.


Maxim Bernstein International Equity Portfolio (formerly, Maxim Templeton International Equity Portfolio) seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets. The portfolio will focus on the market price of a company's securities relative to the company's potential long-term earnings, asset value and cash flow potential. The company's historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.


Maxim Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

                                       10

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, and, to a lesser degree, emphasizing fixed income investments.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

The Alger American Fund


Alger American Balanced Portfolio (Class O) seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Under normal circumstances, at least 25% of the portfolio's net assets are invested in fixed-income senior securities. This Investment Division is no longer open to incoming transfers and does not accept new Contributions.

Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell MidCap Growth Index or the S&P MidCap 400 Index, updated quarterly.


Fidelity Variable Insurance Products Funds

Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation primarily by investing in common stocks. The Portfolio normally invests its assets primarily in common stocks of companies that are believed to have above-average growth potential (stocks of these companies are often called `growth' stocks). Growth may be measured by factors such as earnings or revenue. The Portfolio may also invest in domestic and foreign issuers.

Fidelity VIP Contrafund(R) Portfolio (Initial Class) seeks long-term capital appreciation by investing primarily in common stocks. The Portfolio normally invests its assets in securities of companies whose value is believed to be not fully recognized by the public. The Portfolio may invest in domestic and foreign issuers and may also invest in either "growth" or "value" stocks or both.

Janus Aspen Series


Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from several different countries, including the United States. The portfolio may, under certain circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets.

Columbia Funds Variable Investment Trust

Columbia Asset Allocation Fund, Variable Series (Class A) seeks high total investment return. The fund's investment adviser allocates the fund's assets among various classes of equity and debt securities, including: large capitalization ("large-cap") growth stocks; large-cap value stocks; middle capitalization ("mid-cap") growth stocks; mid-cap value stocks; small capitalization ("small-cap") growth stocks; small-cap value stocks; real estate investment trust ("REITs"); foreign stocks; investment grade bonds; and, non-investment grade bonds. The fund may also purchase derivative instruments, such as futures, options, swap contracts , and inverse floaters, to gain or reduce exposure to particular securities or segments of the bonds markets. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class. The fund's lead portfolio manager will allocate the fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portfolio of the fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of the fund's adviser. In selecting equity securities, the adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The adviser also forecasts the direction and degree of change in long-term interest rates to

                                       11

help in the selection of debt securities. Investment grade debt securities purchased by the fund will have one of the top four ratings assigned by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the adviser to be of comparable quality. When deemed appropriate by the adviser, however, the fund may invest up to 10% of its net assets in non-investment grade debt securities (also known as "junk bonds"). The fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bonds markets. Derivatives are financial instruments whose values depend on, or derived from, the value of an underlying security, index or currency. The fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position, The fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind. The fund may also invest up to 25% of its net assets in foreign securities and up to 10% of its net assets in REITs.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy. The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security. As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and produce capital gains and losses.


Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio II seeks current income and long-term growth of capital from a portfolio consisting of primarily income producing equity securities of U.S. corporations.


Following are the twenty Eligible Funds, each of which is a publicly offered mutual fund.

AIM Funds


AIM Large Cap Growth Fund (Class A) seeks long term growth of capital. This fund seeks to meet its objective by investing, normally, at least 80% of its total assets in securities of large-capitalization companies. The fund considers a company to be a large-capitalization company if at the time of purchase, it is included in the Russell 1000(R) Index during the most recent 11-month period, (based on the most recent month-end data), plus the most recent data during the current month. The portfolio managers purchase securities of a limited number of large-cap that they believe have the potential for above-average growth in revenues and earnings. The fund may invest in convertible securities and synthetic instruments. The fund may invest up to 25% in foreign securities and may engage in active and frequent trading which can increase transaction costs.

For risks associated with investing in the fund, please see the prospectus.


This Fund is no longer open to incoming transfers and does not accept new contributions.


AIM Dynamics Fund (Investor Share Class) seeks long-term growth of capital. It normally invests at least 65% of its net assets in common stocks of mid-sized companies which are defined as companies that, at the time of purchase, are included in the Russell MidCap(R) Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund's portfolio invests in (1) "core holdings", which are industry leaders serving growing, non-cyclical markets whose performance tends to remain constant regardless of economic conditions; and (2) "earnings-acceleration" holdings that are driven by near-term catalysts such as new products, improved processes, and/or specific economic conditions which ma lead to rapid sales and earnings growth. The advisor strives to control the fund's volatility and risk by diversifying fund holdings across sectors and also by building a portfolio of 100 to 120 stocks with approximately equal weights For risks associated with investing in the fund, please see the fund's prospectus.


This Investment Division is no longer open to incoming transfers and does not accept new Contributions.


AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. Under normal market conditions, the fund seeks to meet this objective by normally investing at least 80% of its assets in securities of small-capitalization companies. In selecting securities for the fund's portfolio, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than expected increase in earnings. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of the purchase, in other market

                                       12

capitalization ranges and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. . For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.


American Century Funds (Investor Class)
American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in securities that the fund's managers believe have a favorable income-paying history that have prospects for dividend payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in equity securities at all times.

American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

Artisan Funds, Inc.
Artisan International Fund (Investor Class) seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its net assets at market value in stocks of foreign companies, in a portfolio that is broadly diversified by country, industry and company.

Federated Equity Funds
Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

Franklin Strategic Series Funds

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. small cap and mid cap companies. Shareholders will be given 60 days' advance notice of any change to this policy. The fund considers mid cap companies to be companies with market cap values not exceeding $8.5 billion and small cap companies to be companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. The Russell 2000 Index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.


Janus Funds
Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.


Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from several different countries, including the United States; however, the fund may, under unusual circumstances, invest in fewer than five countries or even a single country. The fund may have significant exposure to emerging markets.


                                       13

Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies.

Legg Mason Equity Funds
Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.

MFS(R) Strategic Growth Fund
MFS Strategic Growth Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests at least 65% of its net assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which the fund's investment adviser believes offer superior prospectus for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

Oppenheimer Funds
Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term.


Oppenheimer Global Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of U.S. and foreign companies. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the fund currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the fund normally will invest in at least three countries (one of which may be the United States). Typically, the fund invests in a number of different countries.


PIMCO Funds
PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates.

RS Investment Trust
RS Diversified Growth Fund seeks long-term capital growth. Under normal market conditions, the fund typically invests in a diversified portfolio of small-capitalization growth companies across a broad mix of industries. The fund principally invests in equity securities of companies with market capitalizations of up to 120% of the market capitalization of the largest company included in the Russell 2000(R) Index on the last day of the most recent quarter. The fund may at times invest a substantial portion of its assets in technology companies.

RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, the fund invests principally in smaller, rapidly growing emerging companies. Although the fund may invest without limit in companies of any size, it is likely, under current market conditions, that a substantial amount of its investments will be in companies with market capitalizations of $2.0 billion or less. The fund may at times invest a substantial portion of its assets in technology companies.


STI Classic Funds

STI Classic Small Cap Growth Stock Fund (Class I) seeks to provide long-term capital appreciation by investing in primarily equity U.S. traded small cal common stocks of growth companies with market capitalizations between $5 million and $3 billion in size.


The Jensen Portfolio
The Jensen Portfolio (Class R) seeks long-term capital appreciation. The fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the

                                       14

fund's investment adviser. A company must have satisfied the following criteria to be selected for investment by the fund: (1) attained a return on equity of at least 15% per year for each of the prior 10 years; (2) be in excellent financial condition based on certain qualitative factors such as ability to grow its business from excess cash flow; (3) be selling at a significant discount to its intrinsic value (as determined by the fund's investment adviser); (4) demonstrate commitment to increasing shareholder value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends; (5) in the fund's investment adviser's opinion, established entry barriers as evidenced by: (a) differentiated products which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in production, marketing or maintenance of the company's products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the fund's investment adviser; and (6) in the fund's investment adviser's opinion, have the capability of continuing to meet the above criteria.

Eligible Fund Investment Advisers

AIM Funds are advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Federated Equity Funds are advised by Federated Equity Management Company of Pennsylvania, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

Janus Aspen Series is advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management, LLC, 151 Detroit Street, Denver, Colorado 80206.

Legg Mason Equity Funds are advised by Legg Mason Funds Management, Inc., 100 Light Street, Baltimore, Maryland 21202.


Columbia Funds Variable Investment Trust is advised by Columbia Management Group, Inc., One Financial Center, Boston, MA 02111.


Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS Strategic Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

PIMCO Funds are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

RS Diversified Growth Fund and RS Emerging Growth Fund are advised by RS Investment Management, L.P., 388 Market Street, Suite 1700, San Francisco, California 94111.

STI Classic Funds are managed by Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

The Jensen Portfolio, Inc. is managed by Jensen Investment Management, Inc., 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204.

Maxim Series Fund Sub-Advisers

                                       15

Maxim Series Fund currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits MCM, without shareholder approval, to hire sub-advisors to manage the investment and reinvestment of the assets of the Portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Management, LLC serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.

BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.

INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Trusco Capital Management, Inc. serves as the sub-adviser of the Maxim Trusco Small-Cap Growth Portfolio. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. Alliance Capital Management L.P. ("Alliance") serves as the sub-advisor for the Maxim Bernstein International Equity Portfolio. Alliance is located at 1345 Avenue of the Americas, New York, New York, 10105.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Great-West Retirement ServicesSM Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.



THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:
o       401(a) Plans;
o       401(k) Plans;
o       403(b) Plans;
o       457(b) or (f) Plans;
o       415(m) Plans; and
o       NQDC Plans.
The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other plans, Participants have only those rights that are specified in the plan.

Purchasing an Interest in the Group Contract

                                       16

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. Except as limited by the Code or your plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. When the Group Contractowner's report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Annuity Account

When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

Assignments and Transfers


In general, the interest of any Participant or Group Contractowner may not be transferred, sold, assigned, pledged, charged, encumbered or in any way alienated by any of them.


ACCUMULATION  PERIOD

Participant Enrollment Form and Initial Contribution

o For 403(b) Plans (other than employer-sponsored plans):

If your Participant enrollment form is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the Participant enrollment form. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the Participant enrollment form. If your Participant enrollment form remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

o For all other plans:

If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form, within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we complete a Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form's completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Period

Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.

                                       17

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution, less any applicable premium tax, or Transfer to an Investment Division by that Investment Division's Accumulation Unit value. The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals, or loans, if available for the Investment Division. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

o You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:

o    the amounts being transferred,
o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
o    the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

                                       18

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Participants. As part of those procedures, we will rely on the Eligible Funds to monitor for such activity. If such activity is identified by an Eligible Fund, we will request a determination from the Eligible Fund as to whether such activity constitutes improper trading. If the Eligible Fund determines that the activity constitutes improper trading, GWL&A will contact the Participant in writing to request that the Participant stop market timing and/or excessive trading immediately. We will also contact the plan in writing and request that it identify one of three trading restrictions listed below to be implemented going forward for all Participants that do not stop improper trading upon receipt of our written request. We will then provide a subsequent report of the Participant's trading activity to the Eligible Fund. If based on the report, the Eligible Fund determines that the Participant has not ceased improper trading, upon request of the Eligible Fund, we will inform the Participant in writing that the trading restriction selected by the Participant's plan is being implemented. The three possible trading restrictions are:

o Restrict the Participant from making transfers in to the applicable Eligible Fund(s) via any available method (including web, voice response unit, call center, facsimile or paper forms) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make transfers out of the restricted Eligible Fund(s) to other available Eligible Fund(s). This restriction will be automatically removed in accordance with the timeframes provided by the Eligible Fund(s). It is possible that some Eligible Funds may permanently restrict future transfers into the Eligible Fund;

o Close the applicable Eligible Fund to all new monies, including Contributions and Transfers in, of all Participants in the plan; or

o Remove the Eligible Fund as an investment option for the plan and convert all allocations in that Eligible Fund to a different investment option.

If the plan fails to select one of the above restrictions or provide direction to GWL&A, the Eligible Fund will be so advised. Absent corrective action by the plan satisfactory to the Eligible Fund, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in improper trading. Inherently subjective judgments will be involved when a plan selects one of the three trading restrictions or if an Eligible Fund decides to reject all trades initiated by a plan. The discretionary nature of our procedures creates a risk that we may treat some plans or some Participants differently than others.

Please note that the Account's market timing procedures are such that the Account does not impose trading restrictions unless or until an Eligible Fund first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs , as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Eligible Funds do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Group Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

                                       19

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any such policies and procedures. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Eligible Funds that would be affected by the transfers.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant's Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

You should note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential market timing and/or excessive trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

                                       20

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

o    Your entire Variable Account Value must be included.

o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

o Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

o Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your plan.

o Consult your employer or Group Contractowner, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

o The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

o When we receive a Request for a partial withdrawal within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

o A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

                                       21

Cessation of Contributions

In the future, either GWL&A or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Contractowner, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must, by Request, elect one of the following Cessation Options:

o  Cessation Option (1):

   GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

o  Cessation Option (2):

   GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan, in 20 equal quarterly installments.

o  Cessation Option (3):

   In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.

If the Group Contractowner has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

     o    If you die prior to age 70, the death benefit will be the greater of:
          (1) your Participant Annuity Account Value less any Premium Taxes, or
          (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

     o If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

     o    under any of the Annuity Payment Options,

     o    as a lump-sum payment, or

     o as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

                                       22
Distribution of the Proceeds

     o If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

     o If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

     o if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

     o if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

     o if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

     o if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.

Annual Contract Maintenance Charge

o We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

o If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

o    The deduction will be pro-rated between your Variable and Guaranteed
     Accounts.

o    No refund of this charge will be made.

o The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

o This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the three levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the

                                       23

CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 1: 6% Capped CDSC

The   CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

     o    the amount of the total or partial withdrawal
     o    the amount Transferred to Other Companies; or
     o    the amount of Certain Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below:

Years              of  The applicable
participation      in  percentage shall be
this Group Contract
0-4 years              5%
5-9 years              4%
10-14 years            3%
15 or more years       0%

Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance            The applicable percentage
of the Group Contract                 shall be
---------------------    ---------------------------------
0-1 Year                                 6%
2 Years                                  5%
3 Years                                  4%
4 Years                                  3%
5 Years                                  2%
6 Years                                  1%
7 Years                                  1%
More than 7 Years                        0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

     o an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:



                                       24



         Number of Years of            Applicable Percentage
         Participation in Both
         the Exchanged Annuity
         Contract and this Group
         Contract
------------------------------------------------------------
         Less than 5 Years                      6%
         More than 5 Years but                  5%
         less than 10 Years
         More than 10 Years                     4%

The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC "Free Amount."

o The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

o The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

    If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     o    size of the prospective group,
     o    projected annual Contributions for all Participants in the group,
     o    frequency of projected withdrawals,
     o    type and frequency of administrative and sales services provided,
     o level of contract maintenance charge, administrative charge and mortality and expense risk charge,
     o    type and level of communication services provided, and
     o    number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

                                       25

Depending on the terms of your Group Contract, we may assess this charge as:

    1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or
    2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     o    size of the prospective group,
     o    projected annual Contributions for all Participants in the group,
     o    frequency of projected distributions,


                                       26



     o    type and frequency of administrative and sales services provided, and
     o    level of contract maintenance charge, administrative charge and CDSC.


GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund's fees and deductions which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

o A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
o All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

     o The payment frequency of either 12-, 6-, 3- or 1-month intervals o A payment amount--a minimum of $50 is required
     o The calendar day of the month on which payments will be made o One payment option
     o To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
     o prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or
     o select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

     o You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
     o You may keep the same investment options as were in force before periodic payments began.
     o Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
          o we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
          o we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

                                       27

Periodic payments will cease on the earlier of the date:
     o the amount elected to be paid under the option selected has been reduced to zero.
     o    the Participant Annuity Account Value is zero.
     o You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
     o    You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

     o    April 1 of the calendar year following the later of either
     o    the calendar year in which the Participant attains age 70 1/2; or
     o    the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

                                       28

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

                                       29

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

     o    no changes can be made in the annuity form,
     o no additional Contributions will be accepted under the Group Contract and
     o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.


                                       30


FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant in a qualified plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. For qualified plans and 403(b) plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $40,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension and to a SIMPLE retirement account. For 2006, the total amount of elective deferrals that can be contributed to all such plans is $15,000. Beginning in 2007, the $15,000 limit will be adjusted for cost-of-living increases in $500 increments.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

                                       31

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed

     o    the contribution limit in Section 415 of the Code; and

     o    the elective deferral limit in Section 402(g) of the Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension and a SIMPLE retirement account. For 2006, the total amount of elective deferrals that can be contributed to all such plans is $15,000. Beginning in 2007, the $15,000 limit will be indexed for inflation in $500 increments.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, Section 414(v) of the Code.

If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribution an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

     o    dies,
     o    becomes disabled,
     o    severs employment; or
     o suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.

                                       32

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation. For 2006, the maximum amount that may be contributed is $15,000. Beginning in 2007, the $15,000 limit will be indexed for inflation in $500 increments

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseeable emergency.

For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of,
Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant's attainment of normal retirement age under the plan's standard or regular catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying non-qualified deferred compensation plan document.

There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying plan.

 An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.

                                       33

If allowed by the employer's plan document or the annuity contract or custodial account agreement, Revenue Ruling 90-24 allows Participants and beneficiaries in a 403(b) Plan to directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

     o    the calendar year in which the Participant attains age 70 1/2; or
     o    the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant's age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax advisor.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A "10-year averaging" procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax advisor should be consulted.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

    (1) made to a beneficiary on or after the death of the Participant;
    (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
    (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;
    (4) made to a Participant on account of separation from service after attaining age 55;
    (5) properly made to an alternate payee under a qualified domestic relations order;

                                       34

    (6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
    (7) timely made to correct an excess aggregate contribution;
    (8) timely made to reduce an excess elective deferral; or
    (9) made subject to an Internal Revenue Service levy imposed on the plan.

Exception 3 above (substantially equal payments) applies to distributions from 401(a) and 401(k) plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

     o    the Participant reaching age 59 1/2 or,
     o    within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) in effect at the time of distribution.

Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

     o Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

     o With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax advisor should be consulted for further information.

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Contractowner under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of

                                       35

votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the NASD. Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Contractowner's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

     o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

     o    To deregister the Series Account under the Investment Company Act of
          1940

     o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

     o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

     o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity.

     o To change the time or time of day at which a Valuation Date is deemed to have ended.

                                       36

     o To make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.

     o To reject any application or Participant enrollment form for any reason.

Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner's last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the SEC, and prior notice to you and the Group Contractowners.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account.


You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F. Street, N.E., Washington, D.C. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.


                                       37

The SAI contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the SAI is set forth below:

        1.     Custodian and Independent Registered Public Accounting Firm
        2.     Underwriter
        3.     Financial Statements


                                       38


















                                   APPENDIX A


                                       39


------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
INVESTMENT DIVISION  (1.25)      2005     2004     2003     2002      2001      2000       1999       1998       1997       1996
------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
                                                           -------- -------- ----------

AIM LARGE CAP GROWTH
Value at beginning of period     6.03     5.85     4.73     6.51     8.55      10.00
Value at end of period           6.14     6.03     5.85     4.73     6.51      8.55
Number of accumulation units    118,414  163,913  232,084  292,297  423.660  290,970.96
outstanding at end of period

------------------------------- -------- -------- -------- -------- -------- ----------
------------------------------- -------- -------- -------- -------- -------- ----------
AIM  DYNAMICS

Value at beginning of period     5.59     5.05     3.70     5.60     8.46      10.00
Value at end of period           6.09     5.59     5.05     3.70     5.60      8.46
Number of accumulation units    294,460  361,315  513,982  597,242  532,951  341,994.64
outstanding at end of period

------------------------------- -------- -------- -------- -------- -------- ----------
------------------------------- -------- -------- -------- --------
AIM SMALL-CAP GROWTH

Value at beginning of period     10.76    10.20    7.42     10.00
Value at end of period           11.51    10.76    10.20    7.42
Number of accumulation units    108,282  152,094  112,015  12,201
outstanding at end of period

------------------------------- -------- -------- -------- --------
------------------------------- -------- -------- -------- -------- --------- ---------- ----------
ALGER AMERICAN BALANCED

Value at beginning of period     11.10    10.75    9.15     10.57    10.91      11.36      10.00
Value at end of period           11.89    11.10    10.75    9.15     10.57      10.91      11.36
Number of accumulation units    282,956  361,506  507,090  601,451  598,195   505,908.25 94,918.42
outstanding at end of period


------------------------------- -------- -------- -------- -------- --------- ---------- ----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period     13.76    12.32    8.44     12.13    13.15      12.19      10.00
Value at end of period           14.92    13.76    12.32    8.44     12.13      13.15      12.19
Number of accumulation units    906,338  1,019,546969,663  813,721  857,730   865,700.73 126,221.16
outstanding at end of period


------------------------------- -------- -------- -------- -------- -------- ---------- ----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period     16.64    14.97    12.20    13.00    11.83     10.00
Value at end of period           16.83    16.64    14.97    12.20    13.00     11.83
Number of accumulation units    343,034  314,151  272,460  170,066  107,627  27,963.04
outstanding at end of period

------------------------------- -------- -------- -------- -------- -------- ----------
------------------------------- -------- -------- -------- -------- -------- ----------
ARTISAN INTERNATIONAL

Value at beginning of period     8.37     7.20     5.64     7.04     8.48      10.00
Value at end of period           9.61     8.37     7.20     5.64     7.04      8.48
Number of accumulation units    607,533  566,120  441,205  294,453  200,036  144,380.21
outstanding at end of period

------------------------------- -------- -------- -------- -------- -------- ----------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period     10.51    9.93     8.12     10.00
Value at end of period           10.58    10.51    9.93     8.12
Number of accumulation units    291,626  287,370  199,655  92,533
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ----------
FIDELITY VIP CONTRAFUND II

Value at beginning of period     14.85    13.02    10.26    11.46    13.23      14.35      11.69      10.00
Value at end of period           17.15    14.85    13.02    10.26    11.46      13.23      14.35      11.69
Number of accumulation units    1,197,4901,060,680968,316  894,447  854,392   777,969.30 490,770.66 79,502.22
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
FIDELITY VIP GROWTH

Value at beginning of period     21.96    21.51    16.40    23.75    29.22      33.23      24.48      17.77      14.57      12.86
Value at end of period           22.95    21.96    21.51    16.40    23.75      29.22      33.23      24.48      17.77      14.57
Number of accumulation units2,896,522 3,372,754 3,581,269 3,686,022 3,927,000                                           2,500,808.02
outstanding at end of period                                            4,063,604.45 3,970,113.12 3,681,235.62 3,352,899.82

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------


                                       40



-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)        2005     2004     2003     2002      2001      2000       1999       1998       1997       1996
-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ---------
JANUS TWENTY

Value at beginning of period      5.56     4.55     3.67     4.90     7.00      10.00
Value at end of period            6.01     5.56     4.55     3.67     4.90      7.00
Number of accumulation units     814,885  975,646  1,052,302947,397  846,459  621,528.05
outstanding at end of period

-------------------------------- -------- -------- -------- -------- -------- ----------
JANUS WORLDWIDE

Value at beginning of period      5.66     5.43     4.43     6.06     7.96      10.00
Value at end of period            5.92     5.66     5.43     4.43     6.06      7.96
Number of accumulation units     354,521  487,047  625,391  622,139  584,126  408,303.89
outstanding at end of period

-------------------------------- -------- -------- -------- -------- -------- ----------
JENSEN

Value at beginning of period      10.63    10.00
Value at end of period            10.33    10.63
Number of accumulation units     78,262   64,552
outstanding at end of period

-------------------------------- -------- -------- -------- --------
LEGG MASON VALUE TRUST

Value at beginning of period      13.37    12.01    8.42     10.00
Value at end of period            14.00    13.37    12.01    8.42
Number of accumulation units     538,264  524,291  347,682  95,682
outstanding at end of period

-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ----------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period      14.57    12.62    9.79     12.03    12.92      14.04      11.68      10.29      10.00
Value at end of period            15.65    14.57    12.62    9.79     12.03      12.92      14.04      11.68      10.29
Number of accumulation units     411,970  464,163  413,779  354,765  359,651   303,041.18 223,144.49 192,086.65 58,762.77
outstanding at end of period

-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ---------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period      35.78    32.27    25.21    28.61    24.52      20.92      21.12      15.99      14.34      13.70
Value at end of period            36.54    35.78    32.27    25.21    28.61      24.52      20.92      21.12      15.99      14.34
Number of accumulation units1,193,814 1,365,697 1,454,196 1,499,517 1,563,715 1,544,026.15 2,033,465.79 2,277,248.95 2,495,810.84
outstanding at end of period                                                                                            2,440,068.07

-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ---------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period      34.50    28.60    22.41    24.21    21.19      16.94      18.21      17.03      13.48      11.58
Value at end of period            33.91    34.50    28.60    22.41    24.21      21.19      16.94      18.21      17.03      13.48
Number of accumulation units     305,994  348,781  311,678  306,805  239,752   169,805.26 141,840.01 162,035.10 113,566.69 39,184.70
outstanding at end of period

-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ---------
MAXIM BOND INDEX

Value at beginning of period      13.11    12.86    12.63    11.66    10.98      9.99       10.00
Value at end of period            13.22    13.11    12.86    12.63    11.66      10.98      9.99
Number of accumulation units     498,248  497,493  477,603  547,548  176,019   65,240.25  12,077.38
outstanding at end of period

-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ----------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period      13.81    13.08    11.90    12.13    11.94      11.42      11.04      10.32      10.00
Value at end of period            14.22    13.81    13.08    11.90    12.13      11.94      11.42      11.04      10.32
Number of accumulation units     365,148  395,709  391,482  354,326  409,009   408,528.31 431,714.66 436,225.06 72,034.42
outstanding at end of period

-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ----------
MAXIM GROWTH INDEX

Value at beginning of period      11.29    10.79    8.75     11.67    13.60      17.74      14.16      10.44      10.00
Value at end of period            11.55    11.29    10.79    8.75     11.67      13.60      17.74      14.16      10.44
Number of accumulation units1,101,560 1,244,945 1,262,077 1,193,562 1,238.936 1,224,149.18 1,021,201.64 566,409.87 47,353.03
outstanding at end of period

-------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ----------


                                       41



------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
INVESTMENT DIVISION(1.25)       2005     2004     2003     2002      2001      2000       1999       1998       1997       1996
------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
MAXIM INDEX 600

Value at beginning of period     26.98    22.43    16.44    19.64    18.80      17.27      15.63      16.08      13.46      11.82
Value at end of period           28.52    26.98    22.43    16.44    19.64      18.80      17.27      15.63      16.08      13.46
Number of accumulation units    454,112  469,014  467,773  457,599  481,282   489,660.16 524,935.92 654,733.49 711,865.97 477,902.35
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
MAXIM INVESCO ADR

Value at beginning of period     18.95    16.04    12.37    14.42    17.49      19.72      16.28      14.90      13.46      11.25
Value at end of period           20.83    18.95    16.04    12.37    14.42      17.49      19.72      16.28      14.90      13.46
Number of accumulation units    237,960  257,016  277,890  276,630  314,602   345,072.00 343,437.29 347,745.34 314,943.72 126,363.18
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period     25.80    23.54    18.32    16.70    16.49      15.96      15.41      15.09      13.55      12.44
Value at end of period           26.43    25.80    23.54    18.32    16.70      16.49      15.96      15.41      15.09      13.55
Number of accumulation units591,266  669,014  746,691  758,868  771,166   829,133.50 1,005,368.97 1,134,813.38 986,392.61 478,757.71
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
MAXIM LOOMIS SAYLES SMALL-CAP
VALUE

Value at beginning of period     17.70    14.67    11.06    13.10    11.60      9.49       9.66       10.01      10.00
Value at end of period           18.54    17.70    14.67    11.06    13.10      11.60      9.49       9.66       10.01
Number of accumulation units    281,738  283,364  275,697  258,142  246,337   210,919.85 163,845.38 188,314.26 70,399.46
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period     24.21    23.13    17.88    26.23    34.44      39.83      22.31      19.21      16.38      13.09
Value at end of period           25.01    24.21    23.13    17.88    26.23      34.44      39.83      22.31      19.21      16.38
Number of accumulation units885,286  1,081,960 1,211,953 1,234,858 1,313,120 1,403,141.94 1,279,850.461,277,401.42 1,340,084.31
outstanding at end of period                                                                                              776,719.68

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ---------- ----------
MAXIM MODERATE PROFILE
I

Value at beginning of period     14.26    12.96    10.92    12.09    12.59      12.93      11.25      10.22      10.00
Value at end of period           14.96    14.26    12.96    10.92    12.09      12.59      12.93      11.25      10.22
Number of accumulation units  1,891,083 1,877,576 1,414,644 554,920  550,894   467,845.55 479,827.82 418,487.19 110,105.33
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ----------
------------------------------- -------- -------- -------- -------- --------- ---------- ---------- ---------- ----------
PIONEER EQUITY- INCOME VCT

Value at beginning of period     11.56    10.09    8.36     10.08    11.00      9.72       10.00
Value at end of period           12.05    11.56    10.09    8.36     10.08      11.00      9.72
Number of accumulation units    87,760   69,880   58,894   39,372    44,049   53,890.54  17,679.99
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ---------- ----------
------------------------------- -------- -------- -------- -------- --------- ---------- ----------
RS DIVERSIFIED GROWTH

Value at beginning of period     11.45    10.00
Value at end of period           11.13    11.45
Number of accumulation units    36,707   40,784
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ----------
------------------------------- -------- -------- -------- -------- --------- ----------
RS EMERGING GROWTH

Value at beginning of period     5.26     4.63     3.19     5.41      7.53      10.00
Value at end of period           5.23     5.26     4.63     3.19      5.41      7.53
Number of accumulation units   439,674  669,643  759,394  537,797  467,056   290,275.09
outstanding at end of period

------------------------------- -------- -------- -------- -------- --------- ----------
------------------------------- -------- -------- -------- -------- --------- ----------
STI SMALL CAP GROWTH

Value at beginning of period     10.00
Value at end of period           11.91
Number of accumulation units    83,796
outstanding at end of period

------------------------------- --------


                                       42



---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- --------
INVESTMENT DIVISION (1.25)          2005     2004     2003     2002     2001      2000       1999       1998       1997       1996
---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- --------
MAXIM MODERATELY AGGRESSIVE
PROFILE I

Value at beginning of period        14.66    13.09    10.69    12.31    13.07     13.83      11.48      10.33      10.00
Value at end of period              15.58    14.66    13.09    10.69    12.31     13.07      13.83      11.48      10.33
Number of accumulation units     1,000,633 1,006,340 899,457  750,901  642,056  559,268.52 478,876.63 446,496.19 141,839.79
outstanding at end of period

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
MAXIM MODERATELY CONSERVATIVE
PROFILE I

Value at beginning of period        13.32    12.30    10.69    11.43    11.61     11.82      11.05      10.19      10.00
Value at end of period              13.94    13.32    12.30    10.69    11.43     11.61      11.82      11.05      10.19
Number of accumulation units        334,455  359,798  320,327  281,887  285,065  294,535.03 309,247.32 354,140.45 53,608.55
outstanding at end of period

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- --------
MAXIM MONEY MARKET

Value at beginning of period        20.97    21.04    21.15    21.12    20.61     19.68      19.01      18.30      17.60      16.96
Value at end of period              21.28    20.97    21.04    21.15    21.12     20.61      19.68      19.01      18.30      17.60
Number of accumulation units 2,922,593 3,520,072 5,003,092 2,925,023 3,123,077 2,985,215.34 3,701.304.91 3,758,054.92
outstanding at end of period                                                                               3,877,164.14 3,129,281.92

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- --------
MAXIM STOCK INDEX

Value at beginning of period        72.13    65.95    52.09    67.46    77.33     85.06      71.93      57.44      44.00      36.57
Value at end of period              74.82    72.13    65.95    52.09    67.46     77.33      85.06      71.93      57.44      44.00
Number of accumulation units 3,391,399 3,909,123 4,346,739 4,641,310 5,331.785 5,905,991 6,767,826.02 7,484,324.11 8,215,445.99
outstanding at end of period                                                                                            7,884,581.79

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- --------
MAXIM T. ROWE PRICE EQUITY
/INCOME

Value at beginning of period        28.97    25.50    20.55    23.94    23.85     21.39      20.94      19.47      15.30      12.98
Value at end of period              29.79    28.97    25.50    20.55    23.94     23.85      21.39      20.94      19.47      15.30
Number of accumulation units 2,347,942 2,511,483 2,520,857 2,520,189 2,640,136 2,610,610  3,377,050.02 3,756,224.78 3,595,375.07
outstanding at end of period                                                                                            1,702,863.67

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- --------
MAXIM T. ROWE PRICE MID-CAP
GROWTH

Value at beginning of period        19.39    16.62    12.21    15.85    16.24     15.32      12.45      10.31      10.00
Value at end of period              21.86    19.39    16.62    12.21    15.85     16.24      15.32      12.45      10.31
Number of accumulation units       807,849  823,866  759,247  616,727  624,926  583,195.94 470,150.71 384,828.79 128,683.86
outstanding at end of period

-------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ----------
MAXIM BERNSTEIN INTERNATIONAL
EQUITY

Value at beginning of period        18.22    15.52    11.61    14.34    16.22     16.16      12.59      13.43      13.33      11.29
Value at end of period              21.00    18.22    15.52    11.61    14.34     16.22      16.16      12.59      13.43      13.33
Number of accumulation units 1,332,677 1,465,698 1,561,871 1,610,792 1,782,075 1,916,973.55 2,107,351.45 2,333,665.81 2,831,592.94
outstanding at end of period                                                                                            2,249,181.67

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- --------
MAXIM U.S. GOVERNMENT
SECURITIES

Value at beginning of period        18.45    17.98    17.75    16.37    15.48     14.18      14.31      13.51      12.61      12.29
Value at end of period              18.62    18.45    17.98    17.75    16.37     15.48      14.18      14.31      13.51      12.61
Number of accumulation units 1,567,980 1,771,545 1,997,775 2,293,017 2,055,297 2,041,895.23 2,599,233.40 3,217,525.64 3,225,407.45
outstanding at end of period                                                                                            3,234,023.68

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
MAXIM VALUE INDEX

Value at beginning of period        13.75    12.11    9.40     12.12    14.00     13.46      12.23      10.82      10.00
Value at end of period              14.32    13.75    12.11    9.40     12.12     14.00      13.46      12.23      10.82
Number of accumulation units       395,467  421,844  445,022  402,937  463,474  424,615.85 424,659.62 362,062.57 55,506.37
outstanding at end of period

---------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
---------------------------------- -------- -------- -------- --------
MFS STRATEGIC GROWTH

Value at beginning of period        10.49    9.97     7.93     10.00
Value at end of period              10.50    10.49    9.97     7.93
Number of accumulation units        21,094   27,748   25,361   16,125
outstanding at end of period

---------------------------------- -------- -------- -------- --------
---------------------------------- -------- -------- -------- --------
OPPENHEIMER CAPITAL
APPRECIATION

Value at beginning of period        10.56    10.04    7.85     10.00
Value at end of period              10.91    10.56    10.04    7.85
Number of accumulation units        192,715  188,216  113,836  45,222
outstanding at end of period

---------------------------------- -------- -------- -------- --------
OPPENHEIMER GLOBAL

Value at beginning of period        12.02    10.00
Value at end of period              13.51    12.02
Number of accumulation units        197,284  87,133
outstanding at end of period

---------------------------------- -------- -------- -------- --------
PIMCO TOTAL RETURN

Value at beginning of period        11.47    11.07    10.66    10.00
Value at end of period              11.63    11.47    11.07    10.66
Number of accumulation units       617,969  590,778  494,056  298,172
outstanding at end of period

---------------------------------- -------- -------- -------- --------


                                       43




------------------------------- --------- -------- --------- -------- -------- ----------- --------- --------- --------- ---------
INVESTMENT DIVISION (0.95)        2005     2004      2003     2002     2001       2000       1999      1998      1997      1996
------------------------------- --------- -------- --------- -------- -------- ----------- --------- --------- --------- ---------

AIM LARGE CAP GROWTH
Value at beginning of period      6.11     5.91     4.76      6.54     8.56      10.00
Value at end of period            6.24     6.11     5.91      4.76     6.54      8.56
Number of accumulation units     19,791   39,082   64,042    81,240   88,846   33,594.30
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ----------
AIM DYNAMICS

Value at beginning of period      5.67     5.11     3.73      5.63     8.47      10.00
Value at end of period            6.19     5.67     5.11      3.73     5.63      8.47
Number of accumulation units     41,765   67,948   102,657  118,493   159,264  90,122.19
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ----------
AIM SMALL-CAP GROWTH

Value at beginning of period     10.84     10.24    7.43     10.00
Value at end of period           11.63     10.84    10.24     7.43
Number of accumulation units     16,885   26,929   36,484    1,727
outstanding at end of period

------------------------------- --------- -------- --------- -------- -------- ----------- ---------
ALGER AMERICAN BALANCED

Value at beginning of period     11.29     10.90     9.25     10.64    10.96     11.37      10.00
Value at end of period           12.13     11.29    10.90     9.25     10.64     10.96      11.37
Number of accumulation units    58,289   76,225   103,854   135,584  125,592  109,400.16  15,039.58
outstanding at end of period

------------------------------- --------- -------- --------- -------- -------- ----------- ---------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period     13.98     12.48     8.52     12.21    13.20     12.20      10.00
Value at end of period           15.20     13.98    12.48     8.52     12.21     13.20      12.20
Number of accumulation units    192,952   217,886  259,232   203,757  228,470  219,146.68  13,680.57
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period     16.86     15.13    12.29    13.06     11.85     10.00
Value at end of period           17.11     16.86    15.13    12.29     13.06     11.85
Number of accumulation units     81,529   97,688   84,913    67,208   35,178   11,586.51
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ----------
ARTISAN INTERNATIONAL

Value at beginning of period      8.49     7.27     5.69      7.08     8.49      10.00
Value at end of period            9.77     8.49     7.27      5.69     7.08      8.49
Number of accumulation units     99,169   125,161  91,564    58,883   48,509   25,053.26
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ----------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period     10.60     9.98     8.14     10.00
Value at end of period           10.70     10.60    9.98      8.14
Number of accumulation units     50,895   57,946   51,299    21,813
outstanding at end of period

------------------------------- --------- -------- --------- -------- -------- ----------- --------- ---------
FIDELITY VIP CONTRAFUND II

Value at beginning of period     15.13     13.22    10.39     11.57    13.32     14.40      11.70     10.00
Value at end of period           17.52     15.13    13.22     10.39    11.57     13.32      14.40     11.70
Number of accumulation units   252,193   283,624  308,230   250,602  224,771  198,939.20  84,529.68 1,792.37
outstanding at end of period

------------------------------- --------- -------- --------- -------- -------- ----------- --------- --------- --------- ---------
FIDELITY VIP GROWTH

Value at beginning of period     16.86     16.47    12.51     18.08    22.17     25.14      18.46     13.36     10.93      9.62
Value at end of period           17.67     16.86    16.47     12.51    18.08     22.17      25.14     18.46     13.36     10.93
Number of accumulation units692,137 1,022,347 1,390,635 1,155,035 1,223,847 1,163,198.41 727,652.01 503,651.35 588,801.034 63,651.69
outstanding at end of period

------------------------------- --------- -------- --------- -------- -------- ----------- --------- --------- --------- ---------
JANUS ASPEN WORLDWIDE GROWTH

Value at beginning of period     12.40     11.94    9.72     13.18     17.16     20.54      12.59     10.00
Value at end of period           13.00     12.40    11.94     9.72     13.18     17.16      20.54     12.59
Number of accumulation units   105,941   164,472  232,759  219,839   208,436  171,579.82 105,742.62 48,118.83
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ---------- ---------- ---------
JANUS TWENTY

Value at beginning of period      5.64     4.60     3.70      4.92     7.02      10.00
Value at end of period            6.11     5.64     4.60      3.70     4.92      7.02
Number of accumulation units     163,937   256,761  300,351  274,501   194,263  113,873.77
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ----------
JANUS WORLDWIDE

Value at beginning of period      5.74     5.49     4.46      6.09     7.97      0.00
Value at end of period            6.02     5.74     5.49      4.46     6.09      7.97
Number of accumulation units     104,871   137,168  192,743  192,992   155,095  96,439.50
outstanding at end of period

------------------------------- --------- -------- -------- --------- -------- ----------


                                       44



---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
INVESTMENT DIVISION       (0.95)          2005     2004    2003    2002    2001     2000      1999       1998      1997      1996
---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
JENSEN

Value at beginning of period             10.65    10.00
Value at end of period                   10.38    10.65
Number of accumulation units outstanding 35,662  15,947
at end of period

---------------------------------------- ------- -------- ------- -------
LEGG MASON VALUE TRUST

Value at beginning of period             13.48    12.07    8.43   10.00
Value at end of period                   14.15    13.48   12.07    8.43
Number of accumulation units outstanding 84,198  113,027  80,685  24,425 at end of period

---------------------------------------- ------- -------- ------- -------
---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- ---------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period              14.90   12.87    9.95   12.19   13.06    14.15      11.72     10.30     10.00
Value at end of period                    16.05   14.90   12.87    9.95   12.19    13.06      14.15     11.72     10.30
Number of accumulation units outstanding 196,877  221,131 223,835 166,720 165,531 126,105.6968,648.89  39,090.58 9,576.11
at end of period

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- ---------
---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period              27.73   24.93   19.42   21.98   18.78    15.97      16.08     12.14     10.85     10.34
Value at end of period                    28.40   27.73   24.93   19.42   21.98    18.78      15.97     16.08     12.14     10.85
Number of accumulation units outstanding342,205 474,476 545,902 544,665 589,121 574,831.38 529,521.61 470,211.38 422,167.92
at end of period                                                                                                          528,556.23

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period              32.08   26.51   20.71   22.30   19.47    15.52      16.63     15.50     12.24     10.48
Value at end of period                    31.62   32.08   26.51   20.71   22.30    19.47      15.52     16.63     15.50     12.24
Number of accumulation units outstanding 110,899  136,294 125,335 95,309  74,353  51,535.19 37,219.61  21,916.39 4,787.54  1,652.65
at end of period

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM BOND INDEX

Value at beginning of period              13.32   13.02   12.75   11.74   11.02    10.00      10.00
Value at end of period                    13.47   13.32   13.02   12.75   11.74    11.02      10.00
Number of accumulation units outstanding 89,370   188,711 241,013 156,718 57,734  10,543.97   79.29
at end of period

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- ---------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period              14.21   13.42   12.17   12.37   12.14    11.58      11.15     10.33     10.00
Value at end of period                    14.67   14.21   13.42   12.17   12.37    12.14      11.58     11.15     10.33
Number of accumulation units outstanding 67,219   61,350  62,437  60,105  47,547  34,795.75 12,170.50  3,968.60  94,228.09
at end of period


---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- ---------
MAXIM GROWTH INDEX

Value at beginning of period              11.54   11.00    8.89   11.82   13.74    17.86      14.21     10.45     10.00
Value at end of period                    11.84   11.54   11.00    8.89   11.82    13.74      17.86     14.21     10.45
Number of accumulation units outstanding 150,145  212,370 277,116 254,502 264,562 229,555.59126,500.02 66,115.58 1,779.77
at end of period

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM INDEX 600

Value at beginning of period              24.47   20.28   14.82   17.65   16.85    15.43      13.92     14.28     11.92     10.43
Value at end of period                    25.95   24.47   20.28   14.82   17.65    16.85      15.43     13.92     14.28     11.92
Number of accumulation units outstanding95,299 190,285 202,952 185,217 197,788 203,257.77 173,995.43 72,881.82 147,236.05 132,987.33
at end of period

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM INVESCO ADR

Value at beginning of period              18.03   15.21   11.70   13.60   16.44    18.48      15.21     13.88     12.50     10.41
Value at end of period                    19.87   18.03   15.21   11.70   13.60    16.44      18.48     15.21     13.88     12.50
Number of accumulation units outstanding 53,209 71,949  80,506  84,497  113,759 104,087.89 70,783.74  51,071.84 149,143.92 74,310.25
at end of period

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period              21.96   19.98   15.50   14.09   13.87    13.38      12.88     12.57     11.26     10.30
Value at end of period                    22.56   21.96   19.98   15.50   14.09    13.87      13.38     12.88     12.57     11.26
Number of accumulation units outstanding156,163  171,311 198,216 159,601 176,528 185,615.42 132,735.46 107,193.71 84,830.69
at end of period                                                                                                           38,958.69

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period              18.09   14.95   11.24   13.27   11.72     9.56      9.69      10.01     10.00
Value at end of period                    19.01   18.09   14.95   11.24   13.27    11.72      9.56       9.69     10.01
Number of accumulation units outstanding 72,077   92,902  99,214  80,248  71,311  57,078.87 32,492.98  22,333.17 9,792.14
at end of period

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period              20.48   19.51   15.04   21.99   28.79    33.17      18.52     15.90     13.52     10.77
Value at end of period                    21.22   20.48   19.51   15.04   21.99    28.79      33.17     18.52     15.90     13.52
Number of accumulation units outstanding 266,288  384,107 478,525 464,900 536,016 495,178.57 335.181.31 251,992.27 296,221.15
at end of period                                                                                                          159,393.34

---------------------------------------- -------- ------- ------- ------- ------- --------- ---------- --------- --------- ---------


                                       45



--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
INVESTMENT DIVISION (0.95)         2005     2004     2003     2002     2001      2000       1999       1998       1997       1996
--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
MAXIM MODERATE PROFILE I

Value at beginning of period       14.56    13.20    11.09    12.24    12.70     13.00      11.28      10.23      10.00
Value at end of period             15.33    14.56    13.20    11.09    12.24     12.70      13.00      11.28      10.23
Number of accumulation units      558,495  681,396  591,152  385,603  302,169  205,574.66 91,118.94  16,878.33  44,770.91
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
                                  -------- -------- -------- -------- -------- ----------            ---------- ----------
MAXIM MODERATELY AGGRESSIVE
PROFILE I

Value at beginning of period       14.98    13.34    10.86    12.46    13.19     13.93      11.52      10.34      10.00
Value at end of period             15.97    14.98    13.34    10.86    12.46     13.19      13.93      11.52      10.34
Number of accumulation units     499,548  601,114  541,884  394,948  339,921  252,330.73 163,856.44 36,452.19  53,828.37
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
MAXIM MODERATELY CONSERVATIVE
PROFILE I

Value at beginning of period       13.55    12.48    10.81    11.53    11.67     11.85      11.04      10.20      10.00
Value at end of period             14.22    13.55    12.48    10.81    11.53     11.67      11.85      11.04      10.20
Number of accumulation units      130,069  128,601  130,774  114,087  69,873   49,099.83  14,657.02  4,110.80   53,438.52
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
MAXIM MONEY MARKET

Value at beginning of period       12.74    12.74    12.77    12.72    12.37     11.77      11.34      10.89      10.44      10.04
Value at end of period             12.96    12.74    12.74    12.77    12.72     12.37      11.77      11.34      10.89      10.44
Number of accumulation units    972,440  1,291,659 1,906,337 549,783  560,138  554,768.11 430,080.54 352,052.98 1,402,319.60
outstanding at end of period                                                                                              343,499.44

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
MAXIM STOCK INDEX

Value at beginning of period       20.87    19.02    14.96    19.34    22.11     24.24      20.44      16.27      12.45      10.30
Value at end of period             21.71    20.87    19.02    14.96    19.34     22.11      24.24      20.44      16.27      12.43
Number of accumulation units 1,763,162 2,546,880 3,006,713 3,308,532 3,559,785 3,707,280.13 1,877,727.40 1,470,364.97 2,328,852.18
outstanding at end of period                                                                                            2,057,207.66

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
MAXIM T. ROWE PRICE EQUITY
/INCOME

Value at beginning of period       23.92    21.00    16.87    19.59    19.46     17.40      16.99      15.74      12.34      10.43
Value at end of period             24.68    23.92    21.00    16.87    19.59     19.46      17.40      16.99      15.74      12.34
Number of accumulation units    339,478  462,741  518,990  521,917  586,577  549,728.52 427,608.57 379,091.37 561,621.67 276,648.63
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
MAXIM T. ROWE PRICE MID-CAP
GROWTH

Value at beginning of period       19.82    16.94    12.41    16.06    16.40     15.42      12.49      10.32      10.00
Value at end of period             22.41    19.82    16.94    12.41    16.06     16.40      15.42      12.49      10.32
Number of accumulation units      153,301  196,827  195,636  164,759  186,267  147,864.53 93,445.15  55,481.56  12,739.10
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
MAXIM BERNSTEIN INTERNATIONAL
EQUITY

Value at beginning of period       17.18    14.59    10.88    13.40    15.11     15.01      11.66      12.39      12.27      10.36
Value at end of period             19.86    17.18    14.59    10.88    13.40     15.11      15.01      11.66      12.39      12.27
Number of accumulation units     357,452  441,413  493,274  478,007  509,371  539,441.58 492,141.77 498,703.59 557,569.31 548,157.84
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
MAXIM U.S. GOVERNMENT
SECURITIES

Value at beginning of period       15.66    15.22    14.98    13.77    12.98     11.85      11.93      11.23      10.45      10.15
Value at end of period             15.85    15.66    15.22    14.98    13.77     12.98      11.85      11.93      11.23      10.45
Number of accumulation units     275,922  381,030  481,229  487,376  429,435  369,129.68 217,847.85 151,304.43 112,314.59 119,989.13
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------- ---------
MAXIM VALUE INDEX

Value at beginning of period       14.06    12.34    9.55     12.27    14.14     13.55      12.28      10.83      10.00
Value at end of period             14.68    14.06    12.34    9.55     12.27     14.14      13.55      12.28      10.83
Number of accumulation units      55,708   62,172   97,287   77,253   78,564   70,893.39  40,924.99  23,951.01  12,307.01
outstanding at end of period

--------------------------------- -------- -------- -------- -------- -------- ---------- ---------- ---------- ----------
--------------------------------- -------- -------- -------- --------
MFS STRATEGIC GROWTH

Value at beginning of period       10.58    10.02    7.95     10.00
Value at end of period             10.61    10.58    10.02    7.95
Number of accumulation units       4,994    5,310    3,625    3,407
outstanding at end of period

--------------------------------- -------- -------- -------- --------
--------------------------------- -------- -------- -------- --------
OPPENHEIMER CAPITAL APPRECIATIO

Value at beginning of period       10.64    10.09    7.87     10.00
Value at end of period             11.03    10.64    10.09    7.87
Number of accumulation units       45,300   43,324   21,589    2,764
outstanding at end of period

--------------------------------- -------- -------- -------- --------
--------------------------------- -------- --------
OPPENHEIMER GLOBAL

Value at beginning of period       12.04    10.00
Value at end of period             13.57    12.04
Number of accumulation units      190,244  86,130
outstanding at end of period

--------------------------------- -------- --------


                                       46



------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- --------- -------
INVESTMENT DIVISION       (0.95)            2005    2004     2003    2002    2001     2000      1999      1998       1997      1996
------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- --------- -------
------------------------------------------ ------- -------- ------- -------
PIMCO TOTAL RETURN

Value at beginning of period               11.56    11.13   10.67   10.00
Value at end of period                     11.75    11.56   11.13   10.67
Number of accumulation units outstanding   81,115  102,205  107,642 48,750
at end of period

------------------------------------------ ------- -------- ------- -------
------------------------------------------ ------- -------- ------- ------- ------- --------- ---------
PIONEER EQUITY- INCOME VCT

Value at beginning of period               11.75    10.22    8.44   10.15   11.04     9.73     10.00
Value at end of period                     12.28    11.75   10.22    8.44   10.15    11.04      9.73
Number of accumulation units outstanding   36,667  29,307   24,795  21,354  17,312  8,530.30  1,756.46
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- ---------
RS DIVERSIFIED GROWTH

Value at beginning of period               11.46    10.00
Value at end of period                     11.18    11.46
Number of accumulation units outstanding at8,026of 13,529

------------------------------------------ ------- --------
------------------------------------------ ------- -------- ------- ------- ------- ---------
RS EMERGING GROWTH

Value at beginning of period                5.34    4.68     3.22    5.43    7.54    10.00
Value at end of period                      5.32    5.34     4.68    3.22    5.43     7.54
Number of accumulation units outstanding at67,121f 134,557  210,557 114,711 98,736  58,620.46

------------------------------------------ ------- -------- ------- ------- ------- ---------
------------------------------------------ -------

STI SMALL CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     11.93
Number of accumulation units outstanding at32,437f period

------------------------------------------ -------



                                       47



------------------------------------------ ------- ------
INVESTMENT DIVISION       (0.85)            2005   2004
------------------------------------------ ------- ------

AIM LARGE CAP GROWTH
Value at beginning of period               10.79   10.00
Value at end of period                     11.03   10.79
Number of accumulation units outstanding    707     707
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
AIM DYNAMICS

Value at beginning of period               11.34   10.00
Value at end of period                     12.39   11.34
Number of accumulation units outstanding     17     17
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
AIM SMALL-CAP GROWTH

Value at beginning of period               11.29   10.00
Value at end of period                     12.13   11.29
Number of accumulation units outstanding    153     146
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
ALGER AMERICAN BALANCED

Value at beginning of period               10.65   10.00
Value at end of period                     11.45   10.65
Number of accumulation units outstanding   2,011   2,365
at end of period

------------------------------------------ ------- ------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period               11.56   10.00
Value at end of period                     12.59   11.56
Number of accumulation units outstanding   5,968   5,524
at end of period

------------------------------------------ ------- ------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period               10.68   10.00
Value at end of period                     10.85   10.68
Number of accumulation units outstanding   2,747   3,218
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
ARTISAN INTERNATIONAL

Value at beginning of period               11.50   10.00
Value at end of period                     13.25   11.50
Number of accumulation units outstanding   1,964   1,034
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period               10.84   10.00
Value at end of period                     10.95   10.84
Number of accumulation units outstanding    452     297
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
FIDELITY VIP CONTRAFUND II

Value at beginning of period               10.90   10.00
Value at end of period                     12.63   10.90
Number of accumulation units outstanding   13,887  12,361
at end of period

                                           -------
------------------------------------------ ------- ------
FIDELITY VIP GROWTH

Value at beginning of period               10.82   10.00
Value at end of period                     11.35   10.82
Number of accumulation units outstanding   26,640  26,879
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
JANUS TWENTY

Value at beginning of period               11.27   10.00
Value at end of period                     12.23   11.27
Number of accumulation units outstanding    811     811
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
JANUS WORLDWIDE

Value at beginning of period               11.13   10.00
Value at end of period                     11.68   11.13
Number of accumulation units outstanding    194     630
at end of period

------------------------------------------ ------- ------
JENSEN

Value at beginning of period               10.65   10.00
Value at end of period                     10.39   10.65
Number of accumulation units outstanding    854     395
at end of period

------------------------------------------ ------- ------


                                       48



------------------------------------------ ------- ------
INVESTMENT DIVISION       (0.85)            2005   2004
------------------------------------------ ------- ------
------------------------------------------ ------- ------
LEGG MASON VALUE TRUST

Value at beginning of period               11.50   10.00
Value at end of period                     12.09   11.50
Number of accumulation units outstanding   1,545    448
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period               11.19   10.00
Value at end of period                     12.07   11.19
Number of accumulation units outstanding   13,067  8,991
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period               10.94   10.00
Value at end of period                     11.22   10.94
Number of accumulation units outstanding   18,640  18,124
at end of period

------------------------------------------ ------- ------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period               10.94   10.00
Value at end of period                     10.80   10.94
Number of accumulation units outstanding   3,011   2,273
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM BOND INDEX

Value at beginning of period               10.06   10.00
Value at end of period                     10.18   10.06
Number of accumulation units outstanding    229     163
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period               10.41   10.00
Value at end of period                     10.76   10.41
Number of accumulation units outstanding    545     236
at end of period

------------------------------------------ ------- ------
MAXIM GROWTH INDEX

Value at beginning of period               10.82   10.00
Value at end of period                     11.11   10.82
Number of accumulation units outstanding   9,941   9,343
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM INDEX 600

Value at beginning of period               11.27   10.00
Value at end of period                     11.96   11.27
Number of accumulation units outstanding   1,170   1,605
at end of period

------------------------------------------ ------- ------
MAXIM INVESCO ADR

Value at beginning of period               11.39   10.00
Value at end of period                     12.57   11.39
Number of accumulation units outstanding    167     247
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period               10.56   10.00
Value at end of period                     10.86   10.56
Number of accumulation units outstanding   8,899   8,516
at end of period

------------------------------------------ ------- ------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period               11.22   10.00
Value at end of period                     11.80   11.22
Number of accumulation units outstanding   1,293    261
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period               11.39   10.00
Value at end of period                     11.82   11.39
Number of accumulation units outstanding   11,981  12,528
at end of period

------------------------------------------ ------- ------
------------------------------------------ ------- ------
MAXIM MODERATE PROFILE I

Value at beginning of period               10.77   10.00
Value at end of period                     11.35   10.77
Number of accumulation units outstanding   29,416  18,878
at end of period

------------------------------------------ ------- ------


                                       49



-------------------------------------------- ------- ------
INVESTMENT DIVISION       (0.85)              2005   2004
-------------------------------------------- ------- ------
-------------------------------------------- ------- ------

MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                 10.95   10.00
Value at end of period                       11.69   10.95
Number of accumulation units outstanding     23,575  17,084
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------

MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                 10.61   10.00
Value at end of period                       11.15   10.61
Number of accumulation units outstanding       84     524
at end of period

-------------------------------------------- ------- ------
MAXIM MONEY MARKET

Value at beginning of period                 10.01   10.00
Value at end of period                       10.20   10.01
Number of accumulation units outstanding     5,248   5,248
at end of period

-------------------------------------------- ------- ------
MAXIM STOCK INDEX

Value at beginning of period                 10.91   10.00
Value at end of period                       11.36   10.91
Number of accumulation units outstanding     37,887  40,197
at end of period

-------------------------------------------- ------- ------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                 10.90   10.00
Value at end of period                       11.26   10.90
Number of accumulation units outstanding     14,197  13,133
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                 11.20   10.00
Value at end of period                       12.68   11.20
Number of accumulation units outstanding     8,962   8,354
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
MAXIM BERNSTEIN INTERNATIONAL EQUITY

Value at beginning of period                 11.41   10.00
Value at end of period                       13.21   11.41
Number of accumulation units outstanding     2,565   1,925
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                 10.06   10.00
Value at end of period                       10.19   10.06
Number of accumulation units outstanding     2,836   4,155
at end of period

-------------------------------------------- ------- ------
MAXIM VALUE INDEX

Value at beginning of period                 10.94   10.00
Value at end of period                       11.44   10.94
Number of accumulation units outstanding     2,520   2,263
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
MFS STRATEGIC GROWTH

Value at beginning of period                 11.13   10.00
Value at end of period                       11.18   11.13
Number of accumulation units outstanding       41     41
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                 10.82   10.00
Value at end of period                       11.22   10.82
Number of accumulation units outstanding      118     48
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
OPPENHEIMER GLOBAL

Value at beginning of period                 11.59   10.00
Value at end of period                       13.08   11.59
Number of accumulation units outstanding     1,644    122
at end of period

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
PIMCO TOTAL RETURN

Value at beginning of period                 10.11   10.00
Value at end of period                       10.29   10.11
Number of accumulation units outstanding      445     283
at end of period

-------------------------------------------- ------- ------


                                       50



-------------------------------------------- -------

INVESTMENT DIVISION       (0.85)              2005

-------------------------------------------- -------
-------------------------------------------- -------

STI SMALL CAP GROWTH
Value at beginning of period                 10.00
Value at end of period                       11.94
Number of accumulation units outstanding      558
at end of period

-------------------------------------------- -------


                                       51



------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- -------
INVESTMENT DIVISION       (0.75)            2005     2004    2003    2002    2001     2000      1999       1998     1997
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- -------
                                                                    ------- ------- ---------

AIM LARGE CAP GROWTH
Value at beginning of period                6.16    5.95     4.79    6.56    8.57    10.00
Value at end of period                      6.31    6.16     5.95    4.79    6.56     8.57
Number of accumulation units outstanding   8,600   11,867   10,952  17,313  26,790  6,938.89
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
AIM DYNAMICS

Value at beginning of period                5.72    5.15     3.75    5.64    8.48    10.00
Value at end of period                      6.26    5.72     5.15    3.75    5.64     8.48
Number of accumulation units outstanding   16,716  24,810   35,777  53,272  34,718  13,292.47
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
AIM SMALL-CAP GROWTH

Value at beginning of period               10.90    10.28    7.44   10.00
Value at end of period                     11.71    10.90   10.28    7.44
Number of accumulation units outstanding   5,224   11,036   5,440   2,324
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ----------
ALGER AMERICAN BALANCED

Value at beginning of period                11.41   11.00    9.31   10.69   10.98    11.38      10.00
Value at end of period                      12.28   11.41   11.00    9.31   10.69    10.98      11.38
Number of accumulation units outstanding   10,036   23,491  26,685  30,271  25,750  12,856.34 3,327.96
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                14.12   12.59    8.58   12.27   13.23    12.21      10.00
Value at end of period                      15.40   14.12   12.59    8.58   12.27    13.23      12.21
Number of accumulation units outstanding   80,178   87,833  76,145  64,663  57,979  41,598.74 4,173.07
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- ----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period               17.02    15.24   12.35   13.10   11.86    10.00
Value at end of period                     17.30    17.02   15.24   12.35   13.10    11.86
Number of accumulation units outstanding   40,351  45,971   22,298  18,110  8,688   1,337.27
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
AMERICAN CENTURY INCOME & GROWTH

Value at beginning of period                9.92    8.85     6.88    8.59    9.45    10.00
Value at end of period                     10.32    9.92     8.85    6.88    8.59     9.45
Number of accumulation units outstanding   45,337  66,202   28,639  22,142  2,206
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
ARTISAN INTERNATIONAL

Value at beginning of period                8.56    7.33     5.71    7.10    8.50    10.00
Value at end of period                      9.88    8.56     7.33    5.71    7.10     8.50
Number of accumulation units outstanding   54,803  59,320   40,584  33,286  14,150  2,436.41
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period               10.65    10.01    8.15   10.00
Value at end of period                     10.78    10.65   10.01    8.15
Number of accumulation units outstanding   26,112  31,683   16,564  8,831
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- ---------
FIDELITY VIP CONTRAFUND II

Value at beginning of period                15.31   13.36   10.48   11.64   13.37    14.43      11.70     10.00
Value at end of period                      17.77   15.31   13.36   10.48   11.64    13.37      14.43     11.70
Number of accumulation units outstanding   121,030  114,702 77,938  70,602  60,167  35,037.54 19,034.82   545.53
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- -------
FIDELITY VIP GROWTH

Value at beginning of period                13.84   13.49   10.23   14.75   18.05    20.43      14.98     10.82    10.00
Value at end of period                      14.54   13.84   13.49   10.23   14.75    18.05      20.43     14.98    10.82
Number of accumulation units outstanding   616,601  866,427 927,891 948,538 945,946 914,067.65 755,950.03 593,071.00 3,446.98
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- -------
FRANKLIN SMALL-MID CAP GROWTH

Value at beginning of period                7.18    6.40     4.69    6.70    8.50    10.00
Value at end of period                      7.88    7.18     6.40    4.69    6.70     8.50
Number of accumulation units outstanding   19,978  14,767   38,458  14,465  7,384    106.52
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ----------
JANUS ASPEN WORLDWIDE GROWTH

Value at beginning of period               10.55    10.15    8.25   11.15   14.49    17.31     10.65      10.00
Value at end of period                     11.09    10.55   10.15    8.25   11.15    14.49     17.31      10.65
Number of accumulation units outstanding   72,491  117,920  172,557 185,722 193,107 209,494.46123,401.3217,591.36
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ----------


                                       52



------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
INVESTMENT DIVISION       (0.75)            2005    2004     2003    2002    2001     2000      1999      1998      1997
------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
------------------------------------------ ------- -------- ------- ------- ------- ---------
JANUS FUND

Value at beginning of period                6.14    5.91     4.52    6.28    8.57    10.00
Value at end of period                      6.33    6.14     5.91    4.52    6.28     8.57
Number of accumulation units at end of     18,078  22,982   22,562  60,777  15,053   39.50

period
------------------------------------------ ------- -------- ------- ------- ------- ---------
JANUS TWENTY

Value at beginning of period                5.69    4.63     3.72    4.93    7.02    10.00
Value at end of period                      6.18    5.69     4.63    3.72    4.93     7.02
Number of accumulation units outstanding   36,246  53,446   43,809  50,147  49,241  36,576.13
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
JANUS WORLDWIDE

Value at beginning of period                5.79    5.53     4.49    6.11    7.98    10.00
Value at end of period                      6.09    5.79     5.53    4.49    6.11     7.98
Number of accumulation units outstanding   41,232  63,954   38,280  40,551  36,445  15,875.85
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
JENSEN

Value at beginning of period               10.66    10.00
Value at end of period                     10.40    10.66
Number of accumulation units outstanding   6,955    4,436
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ----------

COLUMBIA ASSET ALLOCATION
Value at beginning of period               12.11    11.10    9.28   10.59   11.75    11.98     10.72      10.00
Value at end of period                     12.81    12.11   11.10    9.28   10.59    11.75     11.98      10.72
Number of accumulation units outstanding   24,427  18,507   16,691  10,794  12,009  8,424.85  8,242.99  4,142.27
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ----------
LEGG MASON VALUE TRUST

Value at beginning of period               13.55    12.11    8.44   10.00
Value at end of period                     14.25    13.55   12.11    8.44
Number of accumulation units outstanding   24,798  28,472   16,409  1,801
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period               15.11    13.03   10.05   12.29   13.14    14.21     11.75      10.31    10.00
Value at end of period                     16.32    15.11   13.03   10.05   12.29    13.14     14.21      11.75    10.31
Number of accumulation units outstanding   148,959 180,884  168,430 165,055 140,600 97,470.17 63,448.45 15,150.39
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period               25.49    22.87   17.78   20.08   17.12    14.53     14.60      11.00    10.00
Value at end of period                     26.16    25.49   22.87   17.78   20.08    17.12     14.53      14.60    11.00
Number of accumulation units outstanding   239,908 298,286  317,797 361,232 353,595 319,880.59 328,339.05 256,925.44 2,545.66
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period               24.78    20.44   15.93   17.13   14.92    11.87     12.69      11.81    10.00
Value at end of period                     24.48    24.78   20.44   15.93   17.13    14.92     11.87      12.69    11.81
Number of accumulation units outstanding   51,810  67,078   70.222  63,011  40,779  30,317.16 26,816.01 24,665.53  395.12
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
MAXIM BOND INDEX

Value at beginning of period               13.46    13.13   12.84   11.79   11.05    10.00     10.00
Value at end of period                     13.64    13.46   13.13   12.84   11.79    11.05     10.00
Number of accumulation units outstanding   61,255  70,146   49,972  32,896  10,427  1,128.60   249.52
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period               14.34    13.51   12.23   12.40   12.15    11.56     11.11      10.34    10.00
Value at end of period                     14.836   14.34   13.51   12.23   12.40    12.15     11.56      11.11    10.34
Number of accumulation units outstanding   114,118 108,153  156,510 214,143 168,345 177,717.84 342,028.29 426,692.38
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
MAXIM GROWTH INDEX

Value at beginning of period               11.71    11.14    8.99   11.92   13.83    17.94     14.25      10.46    10.00
Value at end of period                     12.03    11.71   11.14    8.99   11.92    13.83     17.94      14.25    10.46
Number of accumulation units outstanding   112,725 164,249  163,201 184,480 195,512 163,752.64 102,466.53 24,247.29
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------
MAXIM INDEX 600

Value at beginning of period               19.35    16.01   11.68   13.88   13.22    12.08     10.88      11.14    10.00
Value at end of period                     20.56    19.35   16.01   11.68   13.88    13.22     12.08      10.88    11.14
Number of accumulation units outstanding   158,241 184,812  178.778 195,732 179,104 165,315.68 175,765.02 183,674.90 1,923.32
at end of period

------------------------------------------ ------- -------- ------- ------- ------- --------- --------- ---------- -------


                                       53



------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
INVESTMENT DIVISION       (0.75)             2005     2004     2003      2002     2001      2000        1999       1998       1997
------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM INVESCO ADR

Value at beginning of period                13.18     11.10    8.52      9.88     11.93     13.38      10.99       10.01     10.00
Value at end of period                      14.56     13.18    11.10     8.52     9.88      11.93      13.38       10.99     10.01
Number of accumulation units outstanding   210,380   261,835  318,742  323,340   304,754  275,937.25 280,188.56  292,162.25   7.11
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period                18.68     16.96    13.13    11.91     11.70     11.27      10.83       10.55     10.00
Value at end of period                      19.23     18.68    16.96    13.13     11.91     11.70      11.27       10.83     10.55
Number of accumulation units outstanding    99,503   125,048  219,830  206,726   181,118  188,987.82 189,311.10  178,619.57  140.06
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                18.36     15.14    11.36    13.39     11.80     9.61        9.72       10.02     10.00
Value at end of period                      19.33     18.36    15.14    11.36     13.39     11.80       9.61       9.72      10.02
Number of accumulation units outstanding   110,290   116,531  66,125    66,711   42,827   32,627.82  19,064.83   14,660.30
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period                14.52     13.80    10.62    15.50     20.24     23.28      12.97       11.11     10.00
Value at end of period                      15.08     14.52    13.80    10.62     15.50     20.24      23.28       12.97     11.11
Number of accumulation units outstanding   249,725   396,176  424,713  428,582   430,489  456,661.36 396,589.37  334,433.76  754.64
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM MODERATE PROFILE I

Value at beginning of period                14.79     13.39    11.22    12.36     12.80     13.08      11.32       10.24     10.00
Value at end of period                      15.61     14.79    13.39    11.22     12.36     12.80      13.08       11.32     10.24
Number of accumulation units outstanding   455,231   541,619  527,862  488,310   442,197  378,015.86 347,108.62  258,990.96
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM MODERATELY AGGRESSIVE  PROFILE I

Value at beginning of period                15.20     13.51    10.98    12.58     13.29     14.00      11.55       10.34     10.00
Value at end of period                      16.24     15.20    13.51    10.98     12.58     13.29      14.00       11.55     10.34
Number of accumulation units outstanding   426,405   449,591  416,798  406,095   320,829  233,517.97 207.585.59  140,358.02
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period                13.82     12.70    10.98    11.68     11.80     11.96      11.12       10.21     10.00
Value at end of period                      14.53     13.82    12.70    10.98     11.68     11.80      11.96       11.12     10.21
Number of accumulation units outstanding   237,521   260,842  306,567  309,067   336,687  345,938.20 383,124.12  338,437.20
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM MONEY MARKET

Value at beginning of period                12.17     12.14    12.15    12.07     11.72     11.13      10.70       10.25     10.00
Value at end of period                      12.40     12.17    12.14    12.15     12.07     11.72      11.13       10.70     10.25
Number of accumulation units outstanding 935,740 1,255,609 1,466,890 1,219,314 1,450,131 1,594,293.70 2,059,542.36 1,613,050.25
at end of period                                                                                                           11,698.04

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM STOCK INDEX

Value at beginning of period                14.24     12.95    10.16    13.12     14.96     16.37      13.78       10.95     10.00
Value at end of period                      14.84     14.24    12.95    10.16     13.12     14.96      16.37       13.78     10.95
Number of accumulation units outstanding 1,710,224 2,321,101 3,076,632 3,503,273 3,767,774 3,979,926.80 3,812,823.63 33,382,583.06
at end of period                                                                                                          167,748.34

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                17.17     15.04    12.06    13.97     13.85     12.36      12.04       11.14     10.00
Value at end of period                      17.74     17.17    15.04    12.06     13.97     13.85      12.36       12.04     11.14
Number of accumulation units outstanding   516,348   654,772  612,770  616,083   573,008  519,589.86 625,382.39  614,261.17 1,715.12
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                20.11     17.16    12.54    16.20     16.51     15.49      12.53       10.33     10.00
Value at end of period                      22.78     20.11    17.16    12.54     16.20     16.51      15.49       12.53     10.33
Number of accumulation units outstanding   118,517   143,135  109,705  101,535   91,020   86,437.80  51,474.65   36,548.42
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM BERNSTEIN INTERNATIONAL EQUITY

Value at beginning of period                13.24     11.22    8.35     10.27     11.55     11.45       8.88       9.42      10.00
Value at end of period                      15.34     13.24    11.22     8.35     10.27     11.55      11.45       8.88       9.42
Number of accumulation units outstanding   137,759   171,310  170,190  191,097   194,421  174,161.75 180,091.70  122,570.24 2,087.94
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                14.80     14.35    14.10    12.94     12.17     11.09      11.14       10.47     10.00
Value at end of period                      15.01     14.80    14.35    14.10     12.94     12.17      11.09       11.14     10.47
Number of accumulation units outstanding   184,996   226,093  337,416  357,996   327,141  303,867.58 350,532.03  341,859.87  739.30
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------- ---------- --------


                                       54



------------------------------------------- ------ ------ ------- ------- ------- --------- --------- --------- ---------
INVESTMENT DIVISION       (0.75)            2005   2004    2003    2002    2001     2000      1999      1998      1997
------------------------------------------- ------ ------ ------- ------- ------- --------- --------- --------- ---------
------------------------------------------ ------- ------ ------ -------- ------- --------- --------- --------- ---------
MAXIM VALUE INDEX

Value at beginning of period               14.26   12.49  9.65    12.38   14.23    13.61     12.31     10.84     10.00
Value at end of period                     14.92   14.26  12.49   9.65    12.38    14.23     13.61     12.31     10.84
Number of accumulation units outstanding   67,249  76,741 95,484 99,991   99,502  97,721.78 69,752.97 41,993.96
at end of period

------------------------------------------ ------- ------ ------ -------- ------- --------- --------- --------- ---------
------------------------------------------- ------ ------ ------- -------
MFS STRATEGIC GROWTH

Value at beginning of period                10.63  10.05   7.96   10.00
Value at end of period                      10.69  10.63  10.05    7.96
Number of accumulation units outstanding    6,749  6,784  7,976   1,105
at end of period

------------------------------------------- ------ ------ ------- -------
------------------------------------------- ------ ------ ------- -------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                10.70  10.12   7.88   10.00
Value at end of period                      11.11  10.70  10.12    7.88
Number of accumulation units outstanding    28,212 27,284 5,738   2,436
at end of period

------------------------------------------- ------ ------ ------- -------
------------------------------------------- ------ ------
OPPENHEIMER GLOBAL

Value at beginning of period                12.05  10.00
Value at end of period                      13.61  12.05
Number of accumulation units outstanding    28,995 14,657
at end of period

------------------------------------------- ------ ------
------------------------------------------- ------ ------ ------- -------
PIMCO TOTAL RETURN

Value at beginning of period                11.62  11.16  10.68   10.00
Value at end of period                      11.84  11.62  11.16   10.68
Number of accumulation units outstanding    62,785 55,454 29,997  13,490
at end of period

------------------------------------------- ------ ------ ------- -------
------------------------------------------- ------ ------ ------- ------- ------- --------- ---------
PIONEER EQUITY- INCOME VCT

Value at beginning of period                11.84  10.28   8.47   10.16   11.03     9.74     10.00
Value at end of period                      12.40  11.84  10.28    8.47   10.16    11.03      9.74
Number of accumulation units outstanding    13,130 13,768 10,108  9,593   6,589   1,869.22  1,471.60
at end of period

------------------------------------------- ------ ------ ------- ------- ------- --------- ---------
RS DIVERSIFIED GROWTH

Value at beginning of period                11.47  10.00
Value at end of period                      11.21  11.47
Number of accumulation units outstanding at 5,069f 9,173d

------------------------------------------- ------ ------
------------------------------------------- ------ ------ ------- ------- ------- ---------
RS EMERGING GROWTH

Value at beginning of period                5.39   4.71    3.24    5.45    7.55    10.00
Value at end of period                      5.38   5.39    4.71    3.24    5.45     7.55
Number of accumulation units outstanding at 12,271 36,199 34,730  20,154  24,378  9,391.15

------------------------------------------- ------ ------ ------- ------- ------- ---------
------------------------------------------- ------

STI SMALL CAP GROWTH
Value at beginning of period                10.00
Value at end of period                      11.95
Number of accumulation units outstanding at 18,159 period

------------------------------------------- ------



                                       55



------------------------------------------ ------ ----- ------ ------ ----- --------
INVESTMENT DIVISION       (0.65)           2005   2004  2003   2002   2001   2000
------------------------------------------ ------ ----- ------ ------ ----- --------
------------------------------------------ ------ ----- ------ ------ ----- --------
FIDELITY VIP CONTRAFUND II

Value at beginning of period               10.98  9.57  7.50   8.33   9.57   10.00
Value at end of period                     12.76  10.98 9.57   7.50   8.33   9.57
Number of accumulation units outstanding    134   134    134    134   134   133.86
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
FIDELITY VIP GROWTH

Value at beginning of period               6.86   6.67  5.06   7.28   8.90   10.00
Value at end of period                     7.21   6.86  6.67   5.06   7.28   8.90
Number of accumulation units outstanding   2,787  2,915 2,915  3,307  3,321 4,540.67
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period               11.32  9.75  7.51   9.18   9.80   10.00
Value at end of period                     12.23  11.32 9.75   7.51   9.18   9.80
Number of accumulation units outstanding    176   176    176    176   176   346.13
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period               17.94  16.08 12.49  14.09  12.00  10.00
Value at end of period                     18.43  17.94 16.08  12.49  14.09  12.00
Number of accumulation units outstanding    538   538    538    545   545   902.72
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period               20.93  17.24 13.43  14.42  12.55  10.00
Value at end of period                     20.69  20.93 17.24  13.43  14.42  12.55
Number of accumulation units outstanding   1,413  1,413 1,413  1,413  1,413 1,441.16
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM INDEX 600

Value at beginning of period               15.69  12.97 9.45   11.22  10.67  10.00
Value at end of period                     16.69  15.69 12.97  9.45   11.22  10.67
Number of accumulation units outstanding    723   617    617    841   841   1,054.41
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM INVESCO ADR

Value at beginning of period               10.75  9.05  6.94   8.04   9.69   10.00
Value at end of period                     11.89  10.75 9.05   6.94   8.04   9.69
Number of accumulation units outstanding   1,212  1,212 1,212  1,331  1,340 1,844.47
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period               16.63  15.08 11.67  10.57  10.37  10.00
Value at end of period                     17.14  16.63 15.08  11.67  10.57  10.37
Number of accumulation units outstanding    212   212    212    212   228   228.23
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period               17.70  14.58 10.93  12.87  11.33  10.00
Value at end of period                     18.66  17.70 14.58  10.93  12.87  11.33
Number of accumulation units outstanding    101   101    101    128   128   128.36
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period               6.83   6.49  4.99   7.27   9.49   10.00
Value at end of period                     7.10   6.83  6.49   4.99   7.27   9.49
Number of accumulation units outstanding   3,334  3,820 3,820  3,820  3,856 4,206.33
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM MODERATELY AGGRESSIVE  PROFILE I

Value at beginning of period               11.33  10.06 8.17   9.34   9.86   10.00
Value at end of period                     12.13  11.33 10.06  8.17   9.34   9.86
Number of accumulation units outstanding    61     61    60     61     61   1,668,21
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM MONEY MARKET

Value at beginning of period               10.79  10.75 10.75  10.65  10.35  10.00
Value at end of period                     11.01  10.79 10.75  10.75  10.65  10.35
Number of accumulation units outstanding   2,305  2,702 2,702   417    85    85.30
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------
MAXIM STOCK INDEX

Value at beginning of period               8.78   7.98  6.26   8.07   9.19   10.00
Value at end of period                     9.16   8.78  7.98   6.26   8.07   9.19
Number of accumulation units outstanding   4,325  4,251 4,128  4,001  4,393 8,977.40
at end of period

------------------------------------------ ------ ----- ------ ------ ----- --------


                                       56



------------------------------------------- ------ ----- ------ ----- ------ -------
INVESTMENT DIVISION       (0.65)            2005   2004  2003   2002  2001    2000
------------------------------------------- ------ ----- ------ ----- ------ -------
------------------------------------------- ------ ----- ------ ----- ------ -------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                13.59  11.89 9.53   11.03 10.92  10.00
Value at end of period                      14.06  13.59 11.89  9.53  11.03  10.92
Number of accumulation units outstanding    1,516  1,516 1,516  1,534 1,550  1,644.45
at end of period

------------------------------------------- ------ ----- ------ ----- ------ -------
------------------------------------------- ------ ----- ------ ----- ------ -------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                12.53  10.68 7.80   10.07 10.25  10.00
Value at end of period                      14.21  12.53 10.68  7.80  10.07  10.25
Number of accumulation units outstanding     515   515    515   615    615   615.21
at end of period

------------------------------------------- ------ ----- ------ ----- ------ -------
------------------------------------------- ------ ----- ------ ----- ------ -------
MAXIM BERNSTEIN INTERNATIONAL EQUITY

Value at beginning of period                11.66  9.87  7.34   9.01  10.13  10.00
Value at end of period                      13.52  11.66 9.87   7.34  9.01   10.13
Number of accumulation units outstanding    1,870  1,653 1,613  1,571 1,525  1,957.79
at end of period

------------------------------------------- ------ ----- ------ ----- ------ -------
------------------------------------------- ------ ----- ------ ----- ------ -------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                13.42  13.00 12.75  11.69 10.99  10.00
Value at end of period                      13.62  13.42 13.00  12.75 11.69  10.99
Number of accumulation units outstanding     357   357    357   357    357   357.38
at end of period

------------------------------------------- ------ ----- ------ ----- ------ -------
MAXIM VALUE INDEX

Value at beginning of period                10.41  9.10  7.02   8.99  10.33  10.00
Value at end of period                      10.89  10.41 9.10   7.02  8.99   10.33
Number of accumulation units outstanding     258    86    86    114    114   113.85
at end of period

------------------------------------------- ------ ----- ------ ----- ------ -------
------------------------------------------- ------ ----- ------ ----- ------ -------

ARTISAN INTERNATIONAL
Value at beginning of period                8.60
Value at end of period                      9.94
Number of accumulation units outstanding     196
at end of period

------------------------------------------- ------
------------------------------------------- ------ ----- ------ ----- ------ -------



                                       57



------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- ---------
INVESTMENT DIVISION       (0.55)            2005     2004    2003    2002    2001     2000      1999       1998      1997
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- ---------
                                                                    ------- ------- ---------

AIM LARGE CAP GROWTH
Value at beginning of period                6.22    6.00     4.81    6.58    8.58    10.00
Value at end of period                      6.38    6.22     6.00    4.81    6.58     8.58
Number of accumulation units outstanding   19,619  22,215   23,856  23,175  24,965  5,048.31
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ---------
AIM DYNAMICS

Value at beginning of period                5.77    5.18     3.77    5.66    8.49    10.00
Value at end of period                      6.33    5.77     5.18    3.77    5.66     8.49
Number of accumulation units outstanding   20,547  16,573   20,701  21,751  17,556  17,153.05
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- -------
AIM SMALL-CAP GROWTH

Value at beginning of period               10.95    10.31    7.45   10.00
Value at end of period                     11.80    10.95   10.31    7.45
Number of accumulation units outstanding   13,660  17,006   8,443   2,247
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ----------
ALGER AMERICAN BALANCED

Value at beginning of period                11.53   11.09    9.37   10.74   11.01    11.39      10.00
Value at end of period                      12.44   11.53   11.09    9.37   10.74    11.01      11.39
Number of accumulation units outstanding   14,147   7,220   7,197   6,592   10,322  5,064.04  3,334.40
at end of period


------------------------------------------ -------- ------- ------- ------- ------- --------- ----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                14.27   12.70    8.64   12.33   13.26    12.21      10.00
Value at end of period                      15.59   14.27   12.70    8.64   12.33    13.26      12.21
Number of accumulation units outstanding   67,889   64,022  49,987  30,204  50,488  50,676.45 2,819.93
at end of period


------------------------------------------ ------- -------- ------- ------- ------- --------- ----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period               17.17    15.34   12.42   13.14   11.87    10.00
Value at end of period                     17.50    17.17   15.34   12.42   13.14    11.87
Number of accumulation units outstanding   48,672  30,600   31,769  13,045  14,329    7.61
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
ARTISAN INTERNATIONAL

Value at beginning of period                8.64    7.38     5.74    7.12    8.51    10.00
Value at end of period                      9.99    8.64     7.38    5.74    7.12     8.51
Number of accumulation units outstanding   61,213  38,978   21,105  7,588   5,267   1,005.81
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------

FEDERATED CAPITAL APPRECIATION

Value at beginning of period               10.71    10.04    8.16   10.00
Value at end of period                     10.85    10.71   10.04    8.16
Number of accumulation units outstanding   28,022  21,110   15,242  3,191
at end of period

------------------------------------------ ------- -------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- ---------
FIDELITY VIP CONTRAFUND II

Value at beginning of period                15.50   13.50   10.56   11.72   13.43    14.46      11.70     10.00
Value at end of period                      18.03   15.50   13.50   10.56   11.72    13.43      14.46     11.70
Number of accumulation units outstanding   82,505   77,486  43,416  37,904  35,737  18,743.50 24,132.61
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- ---------
FIDELITY VIP GROWTH

Value at beginning of period                15.94   15.50   11.73   16.88   20.62    23.29      17.04     12.28     10.00
Value at end of period                      16.77   15.94   15.50   11.73   16.88    20.62      23.29     17.04     12.28
Number of accumulation units outstanding 259,546  476,985 225,299 274,724 312,757 272,931.05 279,463.28 157,481.96 157,223.90
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- --------- ---------
JANUS TWENTY

Value at beginning of period                5.74    4.66     3.74    4.95    7.03    10.00
Value at end of period                      6.25    5.74     4.66    3.74    4.95     7.03
Number of accumulation units outstanding   39,806  41,994   39,894  31,903  50,805  40,607.78
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
JANUS WORLDWIDE

Value at beginning of period                5.85    5.57     4.51    6.13    7.99    10.00
Value at end of period                      6.15    5.85     5.57    4.51    6.13     7.99
Number of accumulation units outstanding   29,797  39,180   43,909  39,683  45,126  33,577.02
at end of period

------------------------------------------ ------- -------- ------- ------- ------- ---------
JENSEN

Value at beginning of period               10.67    10.00
Value at end of period                     10.43    10.67
Number of accumulation units outstanding   3,647    2,082
at end of period

------------------------------------------ ------- --------


                                       58



------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
INVESTMENT DIVISION       (0.55)            2005     2004    2003    2002    2001     2000      1999      1998      1997
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
------------------------------------------ ------- -------- ------- -------
LEGG MASON VALUE TRUST

Value at beginning of period               13.62    12.15    8.45   10.00
Value at end of period                     14.36    13.62   12.15    8.45
Number of accumulation units outstanding   25,102  34,992   27,278  7,293
at end of period

------------------------------------------ ------- -------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period                15.34   13.20   10.16   12.41   13.23    14.28      11.79     10.31    10.00
Value at end of period                      16.60   15.34   13.20   10.16   12.41    13.23      14.28     11.79    10.31
Number of accumulation units outstanding   153,819  167,632 106,837 47,183  29,171  24,789.73 25,571.23  3,713.98  594.16
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period                26.40   23.64   18.34   20.67   17.59    14.90      14.94     11.23    10.00
Value at end of period                      27.14   26.40   23.64   18.34   20.67    17.59      14.90     14.94    11.23
Number of accumulation units outstanding   118,973  122,511 116,779 100,994 82,325  53,330.80 58,898.13  39,615.4834,374.34
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                27.06   22.27   17.32   18.59   16.16    12.83      13.69     12.72    10.00
Value at end of period                      26.78   27.06   22.27   17.32   18.59    16.16      12.83     13.69    12.72
Number of accumulation units outstanding   41,846   61,107  27,065  27,796  25,012  12,922.77 7,616.79   4,136.54 5,933.43
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- --------- ----------
MAXIM BOND INDEX

Value at beginning of period                13.60   13.25   12.92   11.84   11.08    10.01      10.00
Value at end of period                      13.81   13.60   13.25   12.92   11.84    11.08      10.01
Number of accumulation units outstanding   42,381   55,535  16,903  8,651   1,633    38.77      0.50
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period                14.55   13.68   12.35   12.51   12.23    11.61      11.14     10.34    10.00
Value at end of period                      15.07   14.55   13.68   12.35   12.51    12.23      11.61     11.14    10.34
Number of accumulation units outstanding   21,545   28,104  12,529  5,105   5,762   3,983.71  1,880.81   104.91
at end of period

                                                                                                                  ---------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM GROWTH INDEX

Value at beginning of period                11.88   11.28    9.08   12.03   13.92    18.03      14.29     10.46    10.00
Value at end of period                      12.24   11.88   11.28    9.08   12.03    13.92      18.03     14.29    10.46
Number of accumulation units outstanding   56,336   64,365  42,367  38,859  43,261  35,984.89 43,961.50  6,496.27 1,592.27
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM INDEX 600

Value at beginning of period                21.20   17.50   12.74   15.11   14.36    13.10      11.78     12.03    10.00
Value at end of period                      22.57   21.20   17.50   12.74   15.11    14.36      13.10     11.78    12.03
Number of accumulation units outstanding   34,998   39,764  32,357   436    35,797  23,270.47 22,323.57  22,273.21 20,427.36
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM INVESCO ADR

Value at beginning of period                14.89   12.52    9.58   11.10   13.37    14.96      12.26     11.15    10.00
Value at end of period                      16.48   14.89   12.52    9.58   11.10    13.37      14.96     12.26    11.15
Number of accumulation units outstanding   52,486   146,974 51,005  52,686  30,391  25,346.90 29,709.85  29,294.88 34,886.43
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period                20.13   18.24   14.10   12.76   12.51    12.03      11/53     11.21    10.00
Value at end of period                      20.77   20.13   18.24   14.10   12.76    12.51      12.03     11.53    11.21
Number of accumulation units outstanding   68,903   138,801 49,586  26,821  20,820  12,457.72 11,524.60  10,107.63 10,505.76
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                18.63   15.33   11.48   13.50   11.88     9.65      9.74      10.03    10.00
Value at end of period                      19.65   18.63   15.33   11.48   13.50    11.88      9.65      9.74     10.03
Number of accumulation units outstanding   31,379   35,461  21,845  12,585  16,358  16,730.71 8,763.18   5,260.61 1,448.50
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period                15.64   14.84   11.39   16.59   21.63    24.83      13.81     11.80    10.00
Value at end of period                      16.27   15.64   14.84   11.39   16.59    21.63      24.83     13.81    11.80
Number of accumulation units outstanding   118,880  113,570 109,434 127,029 150,777 128,855.07 117,175.80 85,293.71 110,005.54
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------
MAXIM MODERATE PROFILE I

Value at beginning of period                15.01   13.56   11.34   12.47   12.89    13.14      11.35     10.24    10.00
Value at end of period                      15.87   15.01   13.56   11.34   12.47    12.89      13.14     11.35    10.24
Number of accumulation units outstanding   280,295  308,407 94,122  23,568  11,706  8,601.84  6,109.16   2,619.56 2,249.51
at end of period

------------------------------------------ -------- ------- ------- ------- ------- --------- ---------- -------- ---------


                                       59



-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
INVESTMENT DIVISION       (0.55)              2005    2004     2003    2002    2001     2000      1999      1998       1997
-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM MODERATELY AGGRESSIVE  PROFILE I

Value at beginning of period                 15.43    13.68   11.10   12.69   13.37    14.06     11.58      10.35     10.00
Value at end of period                       16.52    15.43   13.68   11.10   12.69    13.37     14.06      11.58     10.35
Number of accumulation units outstanding     288,134 261,690  112,259 36,264  11,199  9,336.00  9,781.57  4,302.17   2,109.96
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period                 14.00    12.84   11.08   11.77   11.88    12.01     11.15      10.21     10.00
Value at end of period                       14.75    14.00   12.84   11.08   11.77    11.88     12.01      11.15     10.21
Number of accumulation units outstanding     52,574  88,077   32,336  17,425  6,188   5,105.21  2,199.42
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM MONEY MARKET

Value at beginning of period                 12.60    12.55   12.53   12.42   12.04    11.41     10.95      10.47     10.00
Value at end of period                       12.87    12.60   12.55   12.53   12.42    12.04     11.41      10.95     10.47
Number of accumulation units outstanding     508,435 640,300  677,625 536,548 634,168 620,762.79708,987.52719,236.73 875,612.10
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM STOCK INDEX

Value at beginning of period                 17.34    15.74   12.33   15.88   18.08    19.74     16.58      13.15     10.00
Value at end of period                       18.11    17.34   15.74   12.33   15.88    18.08     19.74      16.58     13.15
Number of accumulation units outstanding     727,517 941,921  703,987 785,241 848,996 656,870.48610,676.95106,369.29 94,900.40
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                 20.02    17.50   14.01   16.20   16.02    14.27     13.88      12.81     10.00
Value at end of period                       20.73    20.02   17.50   14.01   16.20    16.02     14.27      13.88     12.81
Number of accumulation units outstanding     171,260 143,402  127,505 144,671 129,359 103,224.91 132,978.09 119,756.04 136.599.23
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                 20.41    17.37   12.68   16.34   16.62    15.56     12.56      10.33     10.00
Value at end of period                       23.16    20.41   17.37   12.68   16.34    16.62     15.56      12.56     10.33
Number of accumulation units outstanding     57,150  44,668   27,150  26,316  28,999  23,285.28 13,098.81 3,908.23   1,741.25
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM BERNSTEIN INTERNATIONAL EQUITY

Value at beginning of period                 14.46    12.23    9.09   11.14   12.51    12.38      9.58      10.14     10.00
Value at end of period                       16.78    14.46   12.23    9.09   11.14    12.51     12.38      9.58      10.14
Number of accumulation units outstanding     130,922 136,107  101,034 70,258  78,124  61,199.98 57,822.77 32,162.34  39,222.20
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                 15.23    14.74   14.45   13.23   12.42    11.30     11.33      10.62     10.00
Value at end of period                       15.48    15.23   14.74   14.45   13.23    12.42     11.30      11.33     10.62
Number of accumulation units outstanding     84,847  112,238  54,909  50,914  51,447  20,389.60 19,724.89 13,389.95  3,531.32
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
MAXIM VALUE INDEX

Value at beginning of period                 14.48    12.65    9.75   12.49   14.33    13.67     12.34      10.84     10.00
Value at end of period                       15.17    14.48   12.65    9.75   12.49    14.33     13.67      12.34     10.84
Number of accumulation units outstanding     28,332  39,926   24,780  19,398  16,151  13,276.71 13,235.05 8,915.02
at end of period

-------------------------------------------- ------- -------- ------- ------- ------- --------- --------- ---------- ---------
-------------------------------------------- ------- ------- -------- -------
MFS STRATEGIC GROWTH

Value at beginning of period                 10.69   10.09    7.97    10.00
Value at end of period                       10.76   10.69    10.09    7.97
Number of accumulation units outstanding      488    3,177     747    2,902
at end of period

-------------------------------------------- ------- ------- -------- -------
-------------------------------------------- ------- ------- -------- -------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                 10.75   10.16    7.89    10.00
Value at end of period                       11.20   10.75    10.16    7.89
Number of accumulation units outstanding     11,904  10,804   2,241    776
at end of period

-------------------------------------------- ------- ------- -------- -------
-------------------------------------------- ------- -------
OPPENHEIMER GLOBAL

Value at beginning of period                 12.06   10.00
Value at end of period                       13.65   12.06
Number of accumulation units outstanding     22,742  9,000
at end of period

-------------------------------------------- ------- -------
-------------------------------------------- ------- ------- -------- -------
PIMCO TOTAL RETURN

Value at beginning of period                 11.68   11.20    10.69   10.00
Value at end of period                       11.93   11.68    11.20   10.69
Number of accumulation units outstanding     73,218  48,758  16,184   12,051
at end of period

-------------------------------------------- ------- ------- -------- -------


                                       60



------------------------------------------ ------- ------ ------ -------- ------- --------- -------- --------- --------
INVESTMENT DIVISION       (0.55)            2005   2004   2003    2002     2001     2000     1999      1998     1997
------------------------------------------ ------- ------ ------ -------- ------- --------- -------- --------- --------
PIONEER EQUITY- INCOME VCT

Value at beginning of period               12.00   10.40  8.55    10.25   11.10     9.74     10.00
Value at end of period                     12.60   12.00  10.40   8.55    10.25    11.10     9.74
Number of accumulation units outstanding   8,232   4,198  2,170    311    7,012   5,138.56  270.05
at end of period

------------------------------------------ ------- ------ ------ -------- ------- --------- --------
RS DIVERSIFIED GROWTH

Value at beginning of period               11.48   10.00
Value at end of period                     11.24   11.48
Number of accumulation units outstanding   2,882   4,750
at end of period

------------------------------------------ ------- ------ ------ -------- ------- ---------
RS EMERGING GROWTH

Value at beginning of period                5.44   4.75   3.25    5.47     7.56    10.00
Value at end of period                      5.44   5.44   4.75    3.25     5.47     7.56
Number of accumulation units outstanding at27,620f 49,631 37,111 38,037   23,734  2,705.56

------------------------------------------ ------- ------ ------ -------- ------- ---------

STI SMALL CAP GROWTH
Value at beginning of period                10.00
Value at end of period                     11.86
Number of accumulation units outstanding at10,501f period

------------------------------------------ -------



                                       61



------------------------------------------ --------

INVESTMENT DIVISION       (0.45)            2005

------------------------------------------ --------

AIM LARGE CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     10.35
Number of accumulation units outstanding    351
at end of period

------------------------------------------ -------
------------------------------------------ -------

AIM DYNAMICS
Value at beginning of period               10.00
Value at end of period                     10.27
Number of accumulation units outstanding   1,625
at end of period

------------------------------------------ -------
------------------------------------------ -------

AIM SMALL-CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     10.25
Number of accumulation units outstanding   1,374
at end of period

------------------------------------------ -------
------------------------------------------ --------

ALGER AMERICAN BALANCED
Value at beginning of period                10.00
Value at end of period                      10.22
Number of accumulation units outstanding    5,294
at end of period

------------------------------------------ --------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                10.00
Value at end of period
                                      10.21
Number of accumulation units outstanding   10,975
at end of period

                                           --------
------------------------------------------ -------

AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period               10.00
Value at end of period                     10.02
Number of accumulation units outstanding   7,579
at end of period

------------------------------------------ -------
------------------------------------------ -------

ARTISAN INTERNATIONAL
Value at beginning of period               10.00
Value at end of period                     10.78
Number of accumulation units outstanding   7,256
at end of period

------------------------------------------ -------
------------------------------------------ -------

FEDERATED CAPITAL APPRECIATION
Value at beginning of period               10.00
Value at end of period                     10.14
Number of accumulation units outstanding   9,598
at end of period

------------------------------------------ -------
------------------------------------------ --------

FIDELITY VIP CONTRAFUND II
Value at beginning of period                10.00
Value at end of period                      10.57
Number of accumulation units outstanding   30,640
at end of period

                                           --------
------------------------------------------ --------

FIDELITY VIP GROWTH
Value at beginning of period                10.00
Value at end of period                      10.33
Number of accumulation units outstanding   110,233
at end of period

------------------------------------------ --------
------------------------------------------ -------

JANUS TWENTY
Value at beginning of period               10.00
Value at end of period                     10.26
Number of accumulation units outstanding   2,368
at end of period

------------------------------------------ -------
------------------------------------------ -------

JANUS WORLDWIDE
Value at beginning of period               10.00
Value at end of period                     10.34
Number of accumulation units outstanding   5,672
at end of period

------------------------------------------ -------
------------------------------------------ -------

JENSEN
Value at beginning of period               10.00
Value at end of period                     10.09
Number of accumulation units outstanding    527
at end of period

------------------------------------------ -------


                                       62



------------------------------------------ --------

INVESTMENT DIVISION       (0.45)            2005

------------------------------------------ --------
------------------------------------------ -------

LEGG MASON VALUE TRUST
Value at beginning of period               10.00
Value at end of period                     10.68
Number of accumulation units outstanding   5,417
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM BOND INDEX
Value at beginning of period               10.00
Value at end of period                      9.99
Number of accumulation units outstanding   7,767
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period               10.00
Value at end of period                     10.33
Number of accumulation units outstanding   13,236
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM ARIEL MID-CAP VALUE
Value at beginning of period               10.00
Value at end of period                     10.12
Number of accumulation units outstanding   67,963
at end of period

------------------------------------------ -------

MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period               10.00
Value at end of period                      9.70
Number of accumulation units outstanding   13,849
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM CONSERVATIVE PROFILE I
Value at beginning of period               10.00
Value at end of period                     10.13
Number of accumulation units outstanding   6,116
at end of period

------------------------------------------ -------

MAXIM GROWTH INDEX
Value at beginning of period               10.00
Value at end of period                     10.19
Number of accumulation units outstanding   14,552
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM INDEX 600
Value at beginning of period               10.00
Value at end of period                     10.08
Number of accumulation units outstanding   16,932
at end of period

------------------------------------------ -------

MAXIM INVESCO ADR
Value at beginning of period               10.00
Value at end of period                     10.48
Number of accumulation units outstanding   18,223
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM LOOMIS SAYLES BOND
Value at beginning of period               10.00
Value at end of period                     10.01
Number of accumulation units outstanding   26,357
at end of period

------------------------------------------ -------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period               10.00
Value at end of period                     10.18
Number of accumulation units outstanding   6,246
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     10.38
Number of accumulation units outstanding   42,480
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM MODERATE PROFILE I
Value at beginning of period               10.00
Value at end of period                     10.24
Number of accumulation units outstanding   139,361
at end of period

------------------------------------------ -------


                                       63



------------------------------------------ --------

INVESTMENT DIVISION       (0.45)            2005

------------------------------------------ --------
------------------------------------------ -------

MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period               10.00
Value at end of period                     10.30
Number of accumulation units outstanding  68,943
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period               10.00
Value at end of period                     10.21
Number of accumulation units outstanding  27,554
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM MONEY MARKET
Value at beginning of period               10.00
Value at end of period                     10.09
Number of accumulation units outstanding   84,944
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM STOCK INDEX
Value at beginning of period               10.00
Value at end of period                     10.21
Number of accumulation units outstanding   141,808
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period               10.00
Value at end of period                     10.08
Number of accumulation units outstanding   100,287
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     10.54
Number of accumulation units outstanding   26,973
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period               10.00
Value at end of period                     10.65
Number of accumulation units outstanding   21,102
at end of period

------------------------------------------ -------
------------------------------------------ -------

MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period               10.00
Value at end of period                     10.01
Number of accumulation units outstanding   19,184
at end of period

------------------------------------------ -------

MAXIM VALUE INDEX
Value at beginning of period               10.00
Value at end of period                     10.21
Number of accumulation units outstanding   1,059
at end of period

------------------------------------------ -------
------------------------------------------ -------

OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period               10.00
Value at end of period                     10.37
Number of accumulation units outstanding    819
at end of period

------------------------------------------ -------
------------------------------------------ -------

OPPENHEIMER GLOBAL
Value at beginning of period               10.00
Value at end of period                     10.52
Number of accumulation units outstanding   8,360
at end of period

------------------------------------------ -------
------------------------------------------ -------

PIMCO TOTAL RETURN
Value at beginning of period               10.00
Value at end of period                      9.96
Number of accumulation units outstanding   9,144
at end of period

------------------------------------------ -------
------------------------------------------ -------

PIONEER EQUITY- INCOME VCT
Value at beginning of period               10.00
Value at end of period                     10.05
Number of accumulation units outstanding   3,970
at end of period

------------------------------------------ -------


                                       64



------------------------------------------ --------

INVESTMENT DIVISION       (0.45)            2005

------------------------------------------ --------

RS DIVERSIFIED GROWTH
Value at beginning of period               10.00
Value at end of period                      9.84
Number of accumulation units outstanding    816
at end of period

------------------------------------------ -------
------------------------------------------ -------

RS EMERGING GROWTH
Value at beginning of period               10.00
Value at end of period                     10.20
Number of accumulation units outstanding   2,698
at end of period

------------------------------------------ -------
------------------------------------------ -------

STI SMALL CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     10.38
Number of accumulation units outstanding   4,895
at end of period

------------------------------------------ -------



                                       65



------------------------------------------ -------- ------- ------
INVESTMENT DIVISION       (0.25)            2005     2004   2003
------------------------------------------ -------- ------- ------

AIM LARGE CAP GROWTH
Value at beginning of period               11.42    10.98   10.00
Value at end of period                     11.74    11.42   10.98
Number of accumulation units outstanding   4,075     514     182
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
AIM SMALL-CAP GROWTH

Value at beginning of period               12.78    11.99   10.00
Value at end of period                     13.80    12.78   11.99
Number of accumulation units outstanding   6,415     520     187
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ -------- ------- ------
ALGER AMERICAN BALANCED

Value at beginning of period                11.06   10.58   10.00
Value at end of period                      11.95   11.06   10.58
Number of accumulation units outstanding    7,816     60     60
at end of period

------------------------------------------ -------- ------- ------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                13.45   11.93   10.00
Value at end of period                      14.74   13.45   11.93
Number of accumulation units outstanding   36,814   3,080   1,647
at end of period

------------------------------------------ ------- -------- ------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period               12.50    11.13   10.00
Value at end of period                     12.77    12.50   11.13
Number of accumulation units outstanding   65,720   3,324    384
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
ARTISAN INTERNATIONAL

Value at beginning of period               13.89    11.82   10.00
Value at end of period                     16.10    13.89   11.82
Number of accumulation units outstanding   37,516   1,377    100
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period               11.86    11.09   10.00
Value at end of period                     12.06    11.86   11.09
Number of accumulation units outstanding   22,669    706     226
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ -------- ------- ------
FIDELITY VIP CONTRAFUND II

Value at beginning of period                13.39   11.62   10.00
Value at end of period                      15.62   13.39   11.62
Number of accumulation units outstanding   86,045   9,683   8,944
at end of period

------------------------------------------ -------- ------- ------
FIDELITY VIP GROWTH

Value at beginning of period                11.76   11.40   10.00
Value at end of period                      12.41   11.76   11.40
Number of accumulation units outstanding   295,947  124,488 56,079
at end of period

------------------------------------------ -------- ------- ------
------------------------------------------ ------- -------- ------
JANUS TWENTY

Value at beginning of period               13.62    11.02   10.00
Value at end of period                     14.87    13.62   11.02
Number of accumulation units outstanding   24,418    148     187
at end of period

------------------------------------------ ------- -------- ------
JENSEN

Value at beginning of period               10.82    10.00
Value at end of period                     10.62    10.82
Number of accumulation units outstanding   7,906      737
at end of period

------------------------------------------ ------- --------
------------------------------------------ ------- -------- ------
LEGG MASON VALUE TRUST

Value at beginning of period               13.09    11.64   10.00
Value at end of period                     13.84    13.09   11.64
Number of accumulation units outstanding   52,223   1,935    904
at end of period

------------------------------------------ ------- -------- ------


                                       66



------------------------------------------ ------- -------- ------
INVESTMENT DIVISION       (0.25)            2005    2004    2003
------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period               13.55    11.62   10.00
Value at end of period                     14.70    13.55   11.62
Number of accumulation units outstanding   100,415 67,348   5,239
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period               12.80    11.43   10.00
Value at end of period                     13.20    12.80   11.43
Number of accumulation units outstanding   233,233 90,440   20,764
at end of period

------------------------------------------ ------- -------- ------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period               14.30    11.73   10.00
Value at end of period                     14.19    14.30   11.73
Number of accumulation units outstanding   90,653   9,637   3,116
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM BOND INDEX

Value at beginning of period               10.19    9.89    10.00
Value at end of period                     10.38    10.19   9.89
Number of accumulation units outstanding   144,138  1,947    976
at end of period

                                           ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period               11.09    10.40   10.00
Value at end of period                     11.53    11.09   10.40
Number of accumulation units outstanding   20,173  12,374   2,457
at end of period

------------------------------------------ ------- -------- ------
MAXIM GROWTH INDEX

Value at beginning of period               11.73    11.09   10.00
Value at end of period                     12.12    11.73   11.09
Number of accumulation units outstanding   46,690   1,776    44
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM INDEX 600

Value at beginning of period               14.79    12.18   10.00
Value at end of period                     15.80    14.79   12.18
Number of accumulation units outstanding   189,005 14,108   11,096
at end of period

------------------------------------------ ------- -------- ------
MAXIM INVESCO ADR

Value at beginning of period               14.19    11.89   10.00
Value at end of period                     15.75    14.19   11.89
Number of accumulation units outstanding   28,688   8,357   6,921
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period               12.03    10.87   10.00
Value at end of period                     12.45    12.03   10.87
Number of accumulation units outstanding   80,152   8,116   4,835
at end of period

------------------------------------------ ------- -------- ------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period               14.56    11.95   10.00
Value at end of period                     15.41    14.56   11.95
Number of accumulation units outstanding   39,103   3,246   ------
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period               12.17    11.51   10.00
Value at end of period                     12.70    12.17   11.51
Number of accumulation units outstanding   103,912 66,116   29,068
at end of period

------------------------------------------ ------- -------- ------
------------------------------------------ ------- -------- ------
MAXIM MODERATE PROFILE I

Value at beginning of period               12.17    10.96   10.00
Value at end of period                     12.91    12.17   10.96
Number of accumulation units outstanding   311,090 133,066  9,523
at end of period

------------------------------------------ ------- -------- ------


                                       67



-------------------------------------------- --------- ------ -------
INVESTMENT DIVISION       (0.25)               2005    2004    2003
-------------------------------------------- --------- ------ -------
                                             --------- ------ -------
MAXIM MODERATELY AGGRESSIVE  PROFILE I

Value at beginning of period                  12.69    11.22  10.00
Value at end of period                        13.63    12.69  11.22
Number of accumulation units outstanding     197,892   116,765 3,082
at end of period

-------------------------------------------- --------- ------ -------
-------------------------------------------- --------- ------ -------
MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period                  11.74    10.73  10.00
Value at end of period                        12.41    11.74  10.73
Number of accumulation units outstanding      41,291   32,315 2,458
at end of period

-------------------------------------------- --------- ------ -------
MAXIM MONEY MARKET

Value at beginning of period                  10.09    10.02  10.00
Value at end of period                        10.34    10.09  10.02
Number of accumulation units outstanding     284,632   70,140 38,346
at end of period

-------------------------------------------- --------- ------ -------
MAXIM STOCK INDEX

Value at beginning of period                  12.43    11.25  10.00
Value at end of period                        13.02    12.43  11.25
Number of accumulation units outstanding     1,058,265 508,881 223,569
at end of period

-------------------------------------------- --------- ------ -------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                  12.78    11.14  10.00
Value at end of period                        13.27    12.78  11.14
Number of accumulation units outstanding     213,041   26,050 17,724
at end of period

-------------------------------------------- --------- ------ -------
-------------------------------------------- --------- ------ -------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                  13.63    11.57  10.00
Value at end of period                        15.52    13.63  11.57
Number of accumulation units outstanding     101,179   7,122  2,077
at end of period

-------------------------------------------- --------- ------ -------
-------------------------------------------- --------- ------ -------
MAXIM BERNSTEIN INTERNATIONAL EQUITY

Value at beginning of period                  14.49    12.22  10.00
Value at end of period                        16.87    14.49  12.22
Number of accumulation units outstanding      88,166   37,284 5,098
at end of period

-------------------------------------------- --------- ------ -------
-------------------------------------------- --------- ------ -------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                  10.37    10.01  10.00
Value at end of period                        10.57    10.37  10.01
Number of accumulation units outstanding     170,957   12,225 7,818
at end of period

-------------------------------------------- --------- ------ -------
MAXIM VALUE INDEX

Value at beginning of period                  12.96    11.29  10.00
Value at end of period                        13.63    12.96  11.29
Number of accumulation units outstanding      22,598   1,107    61
at end of period

-------------------------------------------- --------- ------ -------
-------------------------------------------- --------- ------ -------
MFS STRATEGIC GROWTH

Value at beginning of period                  11.66    10.97  10.00
Value at end of period                        11.78    11.66  10.97
Number of accumulation units outstanding       282      154   ------
at end of period

-------------------------------------------- --------- ------ -------
-------------------------------------------- --------- ------ -------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                  12.01    11.31  10.00
Value at end of period                        12.54    12.01  11.31
Number of accumulation units outstanding      8,651     912   -----
at end of period

-------------------------------------------- --------- ------ -------
-------------------------------------------- --------- ------
OPPENHEIMER GLOBAL

Value at beginning of period                  12.07    10.00
Value at end of period                        13.71    12.07
Number of accumulation units outstanding      38,226   5,203
at end of period

-------------------------------------------- --------- ------


                                       68



------------------------------------------ ------ ----- ------
INVESTMENT DIVISION       (0.25)           2005   2004  2003
------------------------------------------ ------ ----- ------
------------------------------------------ ------ ----- ------
PIMCO TOTAL RETURN

Value at beginning of period               10.40  9.94  10.00
Value at end of period                     10.65  10.40 9.94
Number of accumulation units outstanding   43,992 3,577 2,796
at end of period

------------------------------------------ ------ ----- ------
------------------------------------------ ------ ----- ------
PIONEER EQUITY- INCOME VCT

Value at beginning of period               12.85  11.10 10.00
Value at end of period                     13.52  12.85 11.10
Number of accumulation units outstanding   11,917 222   -----
at end of period

------------------------------------------ ------ ----- ------
RS DIVERSIFIED GROWTH

Value at beginning of period               11.50  10.00
Value at end of period                     11.29  11.50
Number of accumulation units outstanding   2,998   395
at end of period

------------------------------------------ ------ ----- ------
RS EMERGING GROWTH

Value at beginning of period               13.97  12.16 10.00
Value at end of period                     14.03  13.97 12.16
Number of accumulation units outstanding at12,766f1,075o7,126

------------------------------------------ ------ ----- ------
------------------------------------------ ------ ----- ------

AIM DYNAMICS
Value at beginning of period               13.09
Value at end of period                     14.41
Number of accumulation units outstanding   4,392
at emd of period

------------------------------------------ ------
------------------------------------------ ------

JANUS WORLDWIDE
Value at beginning of period               12.07
Value at end of period                     12.74
Number of accumulation units outstanding   7,173
at end of period

------------------------------------------ ------
------------------------------------------ ------

STI SMALL CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     11.99
Number of accumulation units outstanding   9,172
at end of period

------------------------------------------ ------


                                       69



------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
INVESTMENT DIVISION       (0.00)             2005     2004      2003     2002     2001       2000       1999       1998
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------

AIM LARGE CAP GROWTH
Value at beginning of period                 6.38     6.11     4.88      6.63     8.61.     10.00
Value at end of period                       6.57     6.38     6.11      4.88     6.63      8.61
Number of accumulation units outstanding    1,409     2,172    2,573    2,575     1,870     29.74
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ----------
------------------------------------------ --------- -------- -------- --------- -------- ----------
AIM DYNAMICS

Value at beginning of period                 5.92     5.29     3.82      5.71     8.51      10.00
Value at end of period                       6.53     5.92     5.29      3.82     5.71      8.51
Number of accumulation units outstanding    9,238     8,766    9,191    7,398     3,160     13.77
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ----------
------------------------------------------ --------- -------- -------- ---------
AIM SMALL-CAP GROWTH

Value at beginning of period                11.11     10.40    7.48     10.00
Value at end of period                      12.04     11.11    10.40     7.48
Number of accumulation units outstanding    6,004     2,291    1,322     263
at end of period

------------------------------------------ --------- -------- -------- ---------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ----------
ALGER AMERICAN BALANCED

Value at beginning of period                11.87     11.35     9.53     10.87    11.09     11.41       10.00
Value at end of period                      12.87     11.87    11.35     9.53     10.87     11.09       11.41
Number of accumulation units outstanding    2,366      145      614       347      73        ---         ---
at end of period

                                                                                                      ----------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                14.70     13.00     8.80     12.49    13.36     12.24       10.00
Value at end of period                      16.14     14.70    13.00     8.80     12.49     13.36       12.24
Number of accumulation units outstanding    14,742    2,207    2,300     1,755    5,675    6,106.52   4,468.96
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ---------- ----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period                17.60     15.64    12.59    13.25     11.91     10.00
Value at end of period                      18.04     17.60    15.64    12.59     13.25     11.91
Number of accumulation units outstanding    18,167   12,746    8,083    4,757      869       ---
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ----------
------------------------------------------ --------- -------- -------- --------- -------- ----------
ARTISAN INTERNATIONAL

Value at beginning of period                 8.86     7.52     5.83      7.18     8.54      10.00
Value at end of period                      10.30     8.86     7.52      5.83     7.18      8.54
Number of accumulation units outstanding    9,000     3,068    1,553     244       15       15.37
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ----------
------------------------------------------ --------- -------- -------- ---------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period                10.87     10.14    8.19     10.00
Value at end of period                      11.07     10.87    10.14     8.19
Number of accumulation units outstanding    41,151   24,622   19,027    14,740
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
FIDELITY VIP CONTRAFUND II

Value at beginning of period                16.03     13.88    10.81     11.92    13.59     14.55       11.71      10.00
Value at end of period                      18.75     16.03    13.88     10.81    11.92     13.59       14.55      11.71
Number of accumulation units outstanding    42,628    4,150    3,156     1,165     647      591.75    1,704.69       -
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
FIDELITY VIP GROWTH

Value at beginning of period                11.78     11.39     8.58     12.27    14.90     16.74       12.18      10.00
Value at end of period                      12.46     11.78    11.39     8.58     12.27     14.90       16.74      12.18
Number of accumulation units outstanding   528,427   58,817    63,827   64,250   65,066   71,676.33   82,726.28  56,691.14
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
JANUS TWENTY

Value at beginning of period                 5.90     4.76     3.80      5.00     7.05      10.00
Value at end of period                       6.45     5.90     4.76      3.80     5.00      7.05
Number of accumulation units outstanding    22,900   68,045   48,970    46,538    5,572     74.13
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ----------
------------------------------------------ --------- -------- -------- --------- -------- ----------
JANUS WORLDWIDE

Value at beginning of period                 6.00     5.68     4.57      6.18     8.02      10.00
Value at end of period                       6.35     6.00     5.68      4.57     6.18      8.02
Number of accumulation units outstanding    15,839   12,692   15,471    7,008     3,068     68.81
at end of period

------------------------------------------ --------- -------- -------- --------- -------- ----------
JENSEN

Value at beginning of period                10.69     10.00
Value at end of period                      10.52     10.69
Number of accumulation units outstanding    5,993     1,491
at end of period

------------------------------------------ --------- --------


                                       70



------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
INVESTMENT DIVISION       (0.00)             2005     2004      2003     2002     2001       2000       1999       1998
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
------------------------------------------ --------- -------- -------- ---------
LEGG MASON VALUE TRUST

Value at beginning of period                13.82     12.26    8.50     10.00
Value at end of period                      14.65     13.82    12.26     8.50
Number of accumulation units outstanding    11,920    3,914    3,099      9
at end of period

------------------------------------------ --------- -------- -------- ---------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period                15.47     13.23    10.13     12.30    13.05     14.01       11.50      10.00
Value at end of period                      16.83     15.47    13.23     10.13    12.30     13.05       14.01      11.50
Number of accumulation units outstanding  4,188,964 4,195,462 3,514,133 2,695,952 2,053,814 1,524,725.90 980,948.29 411,766.69
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period                22.02     19.61    15.14     16.96    14.35     12.09       12.06      10.00
Value at end of period                      22.77     22.02    19.61     15.14    16.96     14.35       12.09      12.06
Number of accumulation units outstanding    92,346   36,285    36,203   39,766   41,705   43,484.08   58,732.02  39,226.80
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                22.21     18.18    14.06     15.01    12.97     10.24       10.87      10.00
Value at end of period                      22.10     22.21    18.18     14.06    15.01     12.97       10.24      10.87
Number of accumulation units outstanding   2,077,063 1,841,507 1,398,626 1,040,392 682,781  431,552.88  257,904.70 117,016.71
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ----------
MAXIM BOND INDEX

Value at beginning of period                14.01     13.56    13.16     12.00    11.16     10.03       10.00
Value at end of period                      14.30     14.01    13.56     13.16    12.00     11.16       10.03
Number of accumulation units outstanding    55,882    8,622    7,542     4,277    1,774      ---         ---
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period                14.58     13.64    12.25     12.34    11.99     11.33       10.80      10.00
Value at end of period                      15.20     14.58    13.64     12.25    12.34     11.99       11.33      10.80
Number of accumulation units outstanding   1,799,926 1,900,441 1,660,149 1,317,240 1,020,296 820,263.26  704,508.34 542,021.82
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM GROWTH INDEX

Value at beginning of period                10.21     9.63      7.72     10.16    11.70     15.06       11.87      10.00
Value at end of period                      10.57     10.21     9.63     7.72     10.16     11.70       15.06      11.87
Number of accumulation units outstanding    44,528   14,953    11,488    9,218    8.135    8,360.45   7,108.09    602.66
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM INDEX 600

Value at beginning of period                17.64     14.49    10.49     12.37    11.70     10.61       9.48       10.00
Value at end of period                      18.89     17.64    14.49     10.49    12.37     11.70       10.61      9.48
Number of accumulation units outstanding    17,052   15,045    14,045   10,490   11,525   13,796.44   14,500.50  11,591.13
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM INVESCO ADR

Value at beginning of period                12.23     10.22     7.79     8.97     10.74     11.96       9.75       10.00
Value at end of period                      13.61     12.23    10.22     7.79     8.97      10.74       11.96      9.75
Number of accumulation units outstanding   136,849   17,265    14,733   13,152   11,069   12,896.48   10,506.29  5,065.09
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period                18.56     16.72    12.85     11.57    11.28     10.79       10.29      10.00
Value at end of period                      19.25     18.56    16.72     12.85    11.57     11.28       10.79      10.29
Number of accumulation units outstanding   1,458,792 635,305  405,521   163,556  104,057  76,001.05   69,826.06  49,103.31
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                18.92     15.49    11.53     13.49    11.80      9.53       9.58       10.00
Value at end of period                      20.07     18.92    15.49     11.53    13.49     11.80       9.53       9.58
Number of accumulation units outstanding    24,704   10,622    5,728     4,194    2,361    1,778.21   2,176.29   9,120.17
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM TRUSCO SMALL-CAP GROWTH

Value at beginning of period                12.93     12.20     9.31     13.49    17.49     19.96       11.04      10.00
Value at end of period                      13.52     12.93    12.20     9.31     13.49     17.49       19.96      11.04
Number of accumulation units outstanding    80,334   36,647    36,569   36,329   35,923   38,509.61   41,361.84  31,102.91
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------
MAXIM MODERATE PROFILE I

Value at beginning of period                15.22     13.67    11.37     12.43    12.78     12.96       11.13      10.00
Value at end of period                      16.17     15.22    13.67     11.37    12.43     12.78       12.96      11.13
Number of accumulation units outstanding 10,149,385 9,685,469 6,611,791 4,015,222 2,784,761 1,899,302.27 1,219,880.72 419,765.72
at end of period

------------------------------------------ --------- -------- --------- -------- -------- ----------- ---------- ----------


                                       71



-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
INVESTMENT DIVISION       (0.00)               2005     2004     2003      2002     2001      2000        1999       1998
-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM MODERATELY AGGRESSIVE  PROFILE I

Value at beginning of period                  15.49     13.66    11.02    12.53     13.13     13.73      11.25       10.00
Value at end of period                        16.67     15.49    13.66    11.02     12.53     13.13      13.73       11.25
Number of accumulation units outstanding   9,544,912 9,647,765 7,746,339 5,784,543 4,199,046 2,956,697.36 1,804,051.78 697,144.75
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period                  14.24     12.98    11.14    11.77     11.80     11.87      10.95       10.00
Value at end of period                        15.08     14.24    12.98    11.14     11.77     11.80      11.87       10.95
Number of accumulation units outstanding   2,422,600 2,464,929 2,003,116 1,399,483 907,841  669,293.04 443,954.25  177,087.47
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM MONEY MARKET

Value at beginning of period                  12.23     12.11    12.02    11.86     11.43     10.78      10.28       10.00
Value at end of period                        12.56     12.23    12.11    12.02     11.86     11.43      10.78       10.28
Number of accumulation units outstanding     212,526   100,864  109,837   28,216   25,020   28,693.39  64,181.93   80,123.80
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM STOCK INDEX

Value at beginning of period                  11.99     10.83    8.43     10.80     12.23     13.28      11.09       10.00
Value at end of period                        12.60     11.99    10.83     8.43     10.80     12.23      13.28       11.09
Number of accumulation units outstanding     985,487   425,426  463,882  480,385   525,365  554,803.94 560,272.75  444,254.02
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                  15.16     13.18    10.49    12.06     11.87     10.51      10.17       10.00
Value at end of period                        15.78     15.16    13.18    10.49     12.06     11.87      10.51       10.17
Number of accumulation units outstanding      67,391   57,992   70,477    71,756   74,636   75,115.23  104,951.02  114,503.07
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                  20.62     17.46    12.67    16.24     16.42     15.30      12.28       10.00
Value at end of period                        23.54     20.62    17.46    12.67     16.24     16.42      15.30       12.28
Number of accumulation units outstanding   2,520,177 2,334,070 1,956,547 1,468,272 1,105,320 790,764.55 450,551.56  176,746.72
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM BERNSTEIN INTERNATIONAL EQUITY

Value at beginning of period                  13.62     11.46    8.47     10.33     11.53     11.35       8.73       10.00
Value at end of period                        15.90     13.62    11.46     8.47     10.33     11.53      11.35       8.73
Number of accumulation units outstanding     123,517   50,177   49,582    43,311   41,110   37,034.10  31,627.04   28,867.69
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                  14.50     13.95    13.60    12.39     11.57     10.46      10.43       10.00
Value at end of period                        14.81     14.50    13.95    13.60     12.39     11.57      10.46       10.43
Number of accumulation units outstanding     126,451   68,068   63,935    62,801   58,415   51,242.81  55,109.13   6,374.10
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
MAXIM VALUE INDEX

Value at beginning of period                  12.42     10.80    8.28     10.54     12.03     11.42      10.26       10.00
Value at end of period                        13.09     12.42    10.80     8.28     10.54     12.03      11.42       10.26
Number of accumulation units outstanding      32,056   13,045   12,647    9,971     8,193   10,439.22   7,980.97   2,711.68
at end of period

-------------------------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------
-------------------------------------------- --------- -------- -------- ---------
MFS STRATEGIC GROWTH

Value at beginning of period                  10.84     10.18    8.00     10.00
Value at end of period                        10.98     10.84    10.18     8.00
Number of accumulation units outstanding       631       250      259      104
at end of period

-------------------------------------------- --------- -------- -------- ---------
-------------------------------------------- --------- -------- -------- ---------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                  10.92     10.26    7.91     10.00
Value at end of period                        11.43     10.92    10.26     7.91
Number of accumulation units outstanding      4,967     1,160     357       1
at end of period

-------------------------------------------- --------- -------- -------- ---------
-------------------------------------------- --------- --------
OPPENHEIMER GLOBAL

Value at beginning of period                  12.09     10.00
Value at end of period                        13.76     12.09
Number of accumulation units outstanding      10,031    2,851
at end of period

-------------------------------------------- --------- --------
-------------------------------------------- --------- -------- -------- ---------
PIMCO TOTAL RETURN

Value at beginning of period                  11.85     11.30    10.73    10.00
Value at end of period                        12.17     11.85    11.30    10.73
Number of accumulation units outstanding      12,645    7,848    3,828     224
at end of period

-------------------------------------------- --------- -------- -------- ---------


                                       72



------------------------------------------- ------- ------- ------- --------- -------- ----------- ---------- -----------
INVESTMENT DIVISION       (0.00)             2005    2004    2003     2002     2001       2000       1999        1998
------------------------------------------- ------- ------- ------- --------- -------- ----------- ---------- -----------
------------------------------------------- ------- ------- ------- --------- -------- ----------- ----------
PIONEER EQUITY- INCOME VCT

Value at beginning of period                12.38   10.67    8.72    10.41     11.21      9.76       10.00
Value at end of period                      13.06   12.38   10.67     8.72     10.41     11.21       9.76
Number of accumulation units outstanding    1,854    589     361      134        3        ---         ---
at end of period

------------------------------------------- ------- ------- ------- --------- -------- ----------- ----------
RS DIVERSIFIED GROWTH

Value at beginning of period                11.51   10.00
Value at end of period                      11.33   11.51
Number of accumulation units outstanding    2,446    604
at end of period

------------------------------------------- ------- ------- ------- --------- -------- -----------
RS EMERGING GROWTH

Value at beginning of period                 5.57    4.84    3.30     5.51     7.58      10.00
Value at end of period                       5.61    5.57    4.84     3.30     5.51       7.58
Number of accumulation units outstanding    17,806  14,098  9,041    5,320     1,737    2,705.97
at end of period

------------------------------------------- ------- ------- ------- --------- -------- -----------
------------------------------------------- ------- ------- ------- --------- -------- -----------

STI SMALL CAP GROWTH
Value at beginning of period                10.00
Value at end of period                      12.01
Number of accumulation units outstanding
at end of period                            7,900

------------------------------------------ ------- ------- ------- ---------


                                       73





                    APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

    (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

    (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
  Contractowner's Contract.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

        The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.






74









                           FUTUREFUNDS SERIES ACCOUNT

                      Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)





                       STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2006, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.





                                   May 1, 2006







                                       75


                                TABLE OF CONTENTS


                                                                            Page

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................B-1
UNDERWRITER..................................................................B-1
FINANCIAL STATEMENTS.........................................................B-1



                                       1


                           CUSTODIAN AND INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

     A. Custodian

     The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

     B. Independent Registered Public Accounting Firm

     The accounting firm of Deloitte & Touche LLP performs certain auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


     The consolidated balance sheets of GWL&A as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005, as well as the statements of assets and liabilities of the Series Account as of December 31, 2005, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                   UNDERWRITER

     The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), a wholly owned subsidiary of GWL&A. GWFS has received no underwriting commissions in connection with this offering.

                              FINANCIAL STATEMENTS

     The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts are affected solely by the investment results of the Series Account.














                                       B-1








                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED
                        DECEMBER 31, 2005, 2004 AND 2003
                            AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM








             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


       To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company
       Greenwood Village, Colorado

       We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedule listed in the Index at Item 8. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedule based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.



       DELOITTE & TOUCHE LLP

       Denver, Colorado
       March 27, 2006

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                      (In Thousands, Except Share Amounts)



                                                                                           December 31,
                                                                         --------------------------------------------------
                                                                                  2005                       2004
                                                                         -----------------------    -----------------------
     ASSETS
     INVESTMENTS:
       Fixed maturities, available-for-sale, at fair value
        (amortized cost $13,736,055 and $12,911,071)                  $           13,767,417     $          13,224,505
       Equity investments, at fair value (cost $518,614
        and $591,474)                                                               524,212                    637,434
       Mortgage loans on real estate (net of
        allowances of $15,661 and $30,339)                                         1,460,559                 1,543,507
       Policy loans                                                                3,715,888                 3,548,225
       Short-term investments, available-for-sale (cost
        approximates fair value)                                                   1,070,049                   708,801
       Other investments                                                               4,659                      -
                                                                         -----------------------    -----------------------
           Total Investments                                                      20,542,784                19,662,472
                                                                         -----------------------    -----------------------

     OTHER ASSETS:
       Cash                                                                           57,903                   110,518
       Reinsurance receivable:
        Related party                                                                654,965                 1,072,940
        Other                                                                        256,156                   260,409
       Deferred policy acquisition costs                                             335,406                   301,603
       Deferred ceding commission                                                     81,408                    82,648
       Investment income due and accrued                                             150,876                   159,398
       Receivables related to uninsured accident
        and health plan claims (net of allowances of
        $18,404 and $22,938)                                                         145,203                   144,312
       Premiums in course of collection (net of
        allowances of $5,227 and $7,751)                                             106,518                    95,627
       Deferred income taxes                                                         190,044                   138,845
       Collateral for securities lending program                                     145,193                   349,913
       Due from parent and affiliates                                                 26,646                    66,966
       Other assets                                                                  630,588                   492,299
     SEPARATE ACCOUNT ASSETS                                                      14,455,710                14,155,397
                                                                         -----------------------    -----------------------
     TOTAL ASSETS                                                     $           37,779,400     $          37,093,347
                                                                         =======================    =======================





                                                                                                         (Continued)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                      (In Thousands, Except Share Amounts)




                                                                                                 December 31,
                                                                                     --------------------------------------
                                                                                          2005                  2004
                                                                                     ----------------     -----------------
     LIABILITIES AND STOCKHOLDER'S EQUITY
     POLICY BENEFIT LIABILITIES:
       Policy reserves:
        Related party                                                            $        4,835,896   $        5,170,447
        Other                                                                            13,387,868           12,771,872
       Policy and contract claims                                                           371,670              360,862
       Policyholders' funds                                                                 348,937              327,409
       Provision for policyholders' dividends                                               111,626              118,096
       Undistributed earnings on participating business                                     178,907              192,878
     GENERAL LIABILITIES:
       Due to parent and affiliates                                                         240,929              220,823
       Repurchase agreements                                                                755,905              563,247
       Commercial paper                                                                      95,064               95,044
       Payable under securities lending agreements                                          145,193              349,913
       Other liabilities                                                                    789,984              722,998
     SEPARATE ACCOUNT LIABILITIES                                                        14,455,710           14,155,397
                                                                                     ----------------     -----------------
           Total Liabilities                                                             35,717,689           35,048,986
                                                                                     ----------------     -----------------

     COMMITMENTS AND CONTINGENCIES                                                             -                    -

     STOCKHOLDER'S EQUITY:
       Preferred stock, $1 par value, 50,000,000 shares
        authorized, none issued and outstanding                                                -                    -
       Common stock, $1 par value; 50,000,000 shares
        authorized; 7,032,000 shares issued and outstanding                                   7,032                7,032
       Additional paid-in capital                                                           728,701              725,935
       Accumulated other comprehensive income (loss)                                        (16,818)             118,795
       Retained earnings                                                                  1,342,796            1,192,599
                                                                                     ----------------     -----------------
           Total Stockholder's Equity                                                     2,061,711            2,044,361
                                                                                     ----------------     -----------------


     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $       37,779,400   $       37,093,347
                                                                                     ================     =================







     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                 Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                       2005                2004                2003
                                                                 -----------------    ----------------    ----------------
     REVENUES:
       Premium income:
        Related party (net of premiums ceded totaling
          $5,185, $260,445 and $815)                           $       329,175      $       (22,880)    $     1,595,357
        Other (net of premiums ceded totaling
         $279,007, $428,010 and $460,277)                              895,961              693,948             657,540
       Fee income                                                      964,699              915,644             840,072
       Net investment income                                         1,072,528            1,033,307             988,400
       Net realized gains on investments                                38,977               57,947              39,560
                                                                 -----------------    ----------------    ----------------
           Total revenues                                            3,301,340            2,677,966           4,120,929
                                                                 -----------------    ----------------    ----------------
     BENEFITS AND EXPENSES:
       Life and other policy benefits (net of
        reinsurance recoveries totaling $263,043,
        $396,886 and $410,430)                                       1,042,085              853,676             573,976
       Increase (decrease) in reserves:
        Related party                                                  147,466             (186,972)          1,450,185
        Other                                                           26,678              (69,901)             51,320
       Interest paid or credited to contract holders                   478,659              517,807             514,846
       Provision for policyholders' share of earnings
        (loss) on participating business                                (3,039)              10,181               1,159
       Dividends to policyholders                                      100,613              108,822              92,118
                                                                 -----------------    ----------------    ----------------
           Total benefits                                            1,792,462            1,233,613           2,683,604
       Commissions                                                     187,115              193,943             180,673
       Operating expenses                                              755,293              740,740             753,336
       Premium taxes                                                    33,470               33,030              31,675
                                                                 -----------------    ----------------    ----------------
           Total benefits and expenses                               2,768,340            2,201,326           3,649,288
                                                                 -----------------    ----------------    ----------------
     INCOME BEFORE INCOME TAXES                                        533,000              476,640             471,641
     PROVISION FOR INCOME TAXES:
       Current                                                         141,337              152,028             173,181
       Deferred                                                         20,108               (1,808)            (19,561)
                                                                 -----------------    ----------------    ----------------
           Total income taxes                                          161,445              150,220             153,620
                                                                 -----------------    ----------------    ----------------

     NET INCOME                                                $       371,555      $       326,420     $       318,021
                                                                 =================    ================    ================








     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                         Accumulated
                                                                                     Other Comprehensive
                                                                                       Income (Loss)
                                                                                 --------------------------
                                                                                 Unrealized     Minimum
                                                                    Additional     Gains        Pension
                                           Preferred     Common     Paid-in      (Losses) on   Liability      Retained
                                             Stock       Stock      Capital      Securities    Adjustment     Earnings      Total
                                          ----------   ---------   -----------  ------------- -------------  -----------  ---------
Balances, January 1, 2003                $       -   $    7,032  $    719,709  $    163,500  $   (12,884)   $  787,099  $ 1,664,456
Net income                                                                                                     318,021      318,021
Other comprehensive income (loss)                                                   (26,369)       3,573                    (22,796)
                                                                                                                          ----------
  Total comprehensive income                                                                                                295,225
Dividends                                                                                                      (75,711)     (75,711)
Income tax benefit on stock compensation                                2,656                                                 2,656
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2003                      -        7,032       722,365       137,131       (9,311)    1,029,409    1,886,626

Net income                                                                                                      326,420     326,420
Other comprehensive loss                                                             (3,585)      (5,440)                    (9,025)
                                                                                                                          ----------
  Total comprehensive income                                                                                                317,395
Dividends                                                                                                     (163,230)   (163,230)
Income tax benefit on stock compensation                                3,570                                                 3,570
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2004                      -        7,032       725,935       133,546      (14,751)     1,192,599    2,044,361

Net income                                                                                                      371,555     371,555
Other comprehensive loss                                                           (125,280)     (10,333)                  (135,613)
                                                                                                                          ----------
  Total comprehensive income                                                                                                235,942
Dividends                                                                                                     (221,358)   (221,358)
Income tax benefit on stock compensation                                2,766                                                 2,766
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2005              $       -   $    7,032  $    728,701  $      8,266  $    (25,084)  $ 1,342,796  $ 2,061,711
                                          ==========   =========   ===========  ============= =============  ===========  ==========








See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)





                                                                                Year Ended December 31,
                                                                 -------------------------------------------------------
                                                                      2005              2004                 2003
                                                                 ----------------  ------------------   ----------------
     OPERATING ACTIVITIES:
       Net income                                              $       371,555   $       326,420      $       318,021
       Adjustments to reconcile net income to net
        cash provided by operating activities:
         Earnings allocated to participating policyholders
                                                                        (3,039)           10,181                1,159
         Amortization of premiums and discounts on
         investments                                                   (52,712)           28,367              (64,126)
         Net realized gains on investments                             (38,977)          (57,947)             (39,560)
         Depreciation and amortization                                  81,847            93,580               95,542
         Deferral of acquisition costs                                 (50,437)          (52,693)             (49,245)
         Deferred income taxes                                          20,108            (1,808)             (19,561)
       Changes in assets and liabilities, net of
        effects from acquisitions:
         Policy benefit liabilities                                     86,845          (106,912)             478,066
         Reinsurance receivable                                        120,793            21,352              (71,123)
         Receivables                                                     1,022           (34,056)             (33,621)
         Other, net                                                   (186,760)           74,488               55,531
                                                                 ----------------  ------------------   ----------------
     Net cash provided by operating activities                         350,245           300,972              671,083
                                                                 ----------------  ------------------   ----------------

     INVESTING ACTIVITIES:
       Proceeds from sales, maturities and
        redemptions of investments:
        Fixed maturities available-for-sale                         14,741,780        13,615,290           13,886,015
        Mortgage loans on real estate                                  250,112           368,734              191,353
        Equity investments                                             240,886           148,685               86,908
       Purchases of investments:
        Fixed maturities available-for-sale                        (15,105,051)      (13,715,370)         (14,128,309)
        Mortgage loans on real estate                                 (122,078)          (50,577)             (11,690)
        Equity investments                                            (121,881)         (323,551)            (369,650)
       Net change in short-term investments                           (361,248)          143,397             (136,798)
       Acquisitions, net of cash acquired                                 -                 -                (128,636)
       Other, net                                                       64,504          (124,944)              96,155
                                                                 ----------------  ------------------   ----------------
     Net cash (used in) provided by investing activities              (412,976)           61,664             (514,652)
                                                                 ----------------  ------------------   ----------------







                                                                                                          (Continued)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                            Year Ended December 31,
                                                                            --------------------------------------------------------
                                                                                  2005                2004                2003
                                                                            -----------------   -----------------   ----------------
     FINANCING ACTIVITIES:
       Contract deposits                                                  $    1,166,502      $      668,381      $       479,257
       Contract withdrawals                                                   (1,195,166)           (964,759)            (659,603)
       Change in due to parent and affiliates                                     60,426             (52,784)              (2,066)
       Change in bank overdrafts                                                   7,034             (63,148)              32,068
       Dividends paid                                                           (221,358)           (163,230)             (75,711)
       Net commercial paper borrowings (repayments)                                   20              (1,388)                (213)
       Net repurchase agreements borrowings                                      192,658             173,532               66,515
                                                                            -----------------   -----------------   ----------------
     Net cash provided by (used in) financing activities                          10,116            (403,396)            (159,753)
                                                                            -----------------   -----------------   ----------------

     Net decrease in cash                                                        (52,615)            (40,760)              (3,322)
     Cash, beginning of year                                                     110,518             151,278              154,600
                                                                            -----------------   -----------------   ----------------

     Cash, end of year                                                    $       57,903      $      110,518      $       151,278
                                                                            =================   =================   ================

     Supplemental disclosures of cash flow information:

       Cash paid during the year for:
        Income taxes                                                      $       93,608      $      147,287      $       144,273
        Interest                                                                  17,553              15,220               16,155


       Non-cash investing and financing transactions during the year:
         Assets acquired from acquisitions, net of cash                   $           -       $          -        $     3,658,111
         Assets transferred from The Canada Life Assurance   Company
          (See Note 3)                                                            634,811                -              3,037,684
         Recapture of reinsurance assets by The Canada Life Assurance
          Company (See note 3)                                                        -              (196,781)               -
         Fair value of asset acquired in settlement of fixed
            maturity investment                                                     4,659                -                   -






     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company and its subsidiaries (collectively, the "Company") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"). The Company offers a wide range of life insurance, health insurance and retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses on mortgage loans, deferred policy acquisition costs, derivative instruments, valuation of privately placed fixed maturities, employee benefits plans and taxes on income. Actual results could differ from those estimates.

       The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company employs the equity method of accounting for investments in which it has more than a minor equity interest or more than minor influence over the entity's operations, but does not have a controlling interest. The Company employs the cost method of accounting for investments in which it has a minor equity interest and virtually no influence over the entity's operations. All material intercompany transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2004 and 2003 consolidated financial statements and related notes to conform to the 2005 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder's equity section of its consolidated balance sheets. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business.

              Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgment is based upon past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based upon the fair value of the collateral.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       3. Equity investments are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder's equity section of the Company's consolidated balance sheets. The Company classifies its equity investments not accounted for under the equity method of accounting as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest and has influence in the entity's operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value, determined to be other-than-temporary, are included in net realized gains on investments.

       4.     Policy loans are carried at their unpaid balances.

       5. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       6. Gains and losses realized on disposal of investments are determined on a specific identification basis.

7. From time to time, the Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty files for bankruptcy or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same value.

       8. The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income on the Company's consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the ineffective portion of cash flow hedges are recognized in net investment income in the period of the change.

       Cash - Cash includes only amounts in demand deposit accounts.

       Bank overdrafts - The Company's cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment frequently result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2005 and 2004, this liability was $142,325 and $135,291, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Internal use software - Capitalized internal use software development costs, net of accumulated depreciation, in the amounts of $86,766 and $74,021 are included in other assets at December 31, 2005 and 2004, respectively. The Company capitalized $26,873, $21,484 and $27,882 of internal use software development costs during the years ended December 31, 2005, 2004 and 2003, respectively.

       Deferred policy acquisition costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. The recoverability of such costs is dependent upon the future profitability of the related business. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs, which is reflected in operating expenses, was $47,496, $40,536 and $36,283 during the years ended December 31, 2005, 2004 and 2003, respectively.

       Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company's separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company's consolidated statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges. The Company's separate accounts include mutual funds or other investment options that, beginning in 2005, purchase guaranteed interest annuity contracts issued by the Company. During the year ended December 31, 2005, these purchases totaled $363,440. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $318,907 at December 31, 2005 to avoid the overstatement of assets and liabilities in its consolidated balance sheet at that date.

       Life insurance and annuity reserves - Life insurance and annuity policy reserves with life contingencies in the amounts of $12,421,030 and $12,115,519 at December 31, 2005 and 2004, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amounts of $5,727,506 and $4,831,428 at December 31, 2005 and 2004,
       respectively, are established at the contract holder's account value.

       Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

       Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company's prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

       Participating fund account - The Company sells participating policies in which the policyholder shares in the Company's participating earnings through policyholder dividends that reflect the difference between the premium charged and the actual experience. The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Participating life and annuity policy reserves are $6,607,453 and $6,290,994 at December 31, 2005 and 2004, respectively. Participating business approximates 30.5%, 29.2% and 34.3% of the Company's individual life insurance in-force and 42.0%, 74.3% and 66.4% of individual life insurance premium income at December 31, 2005, 2004 and 2003, respectively.

       The Company has established a Participating Policyholder Experience Account ("PPEA") for the benefit of all participating policyholders, which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general account assets.

       The Company has also established a Participation Fund Account ("PFA") for the benefit of the participating policyholders previously transferred to it from The Great-West Life Assurance Company ("GWL") under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Accident and health insurance premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured health insurance business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy reserves. The average crediting rate on annuity products was approximately 4.0%, 4.3%, and 5.2%, during the years ended December 31, 2005, 2004 and 2003, respectively.

       Income taxes - Income taxes are recorded using the asset and liability method of recognition in which the recognition of deferred tax assets and liabilities for expected future tax consequences of events have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock options - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the "Plan") that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company accounts for stock options granted under the plan in accordance with the recognition and measurement principles of Accounting Principles Board Opinion 25 "Accounting for Stock Issued to Employees," ("APB No. 25") and related interpretations. No stock-based employee compensation cost is reflected in net income in the accompanying consolidated financial statements, as all options granted under the plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table illustrates the effect on consolidated net income during the years ended December 31, 2005, 2004 and 2003 if the Company had applied the fair value recognition provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123"), as revised by Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R"), to stock-based employee compensation. See "Application of recent accounting pronouncements" below regarding changes to the accounting for stock options that the Company implemented on January 1, 2006.


                                                                           Year Ended December 31,
                                                            ------------------------------------------------------
                                                                  2005               2004               2003
                                                             ---------------    ---------------    ---------------
       Net income, as reported                            $      371,555     $      326,420     $       318,021
       Less, compensation expense for the fair value
          of stock options, net of related tax effects            (3,061)            (3,352)             (3,105)
                                                             ---------------    ---------------    ---------------
       Proforma net income                                $      368,494     $     323,068      $       314,916
                                                             ===============    ===============    ===============

       Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, the Company must demonstrate that it maintains adequate capital. At December 31, 2005 and 2004, the Company was in compliance with the requirement (See Note 9).

       In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security to policy and contract holders. The Company generally fulfills this requirement with the deposit of United States government obligations.

       Application of recent accounting pronouncements - In December 2004, the FASB issued Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R"). SFAS 123R replaces Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supersedes Accounting Principles Board Opinion No. 25 "Accounting for Stock Issued to Employees" ("APB No.25"). SFAS No. 123R requires a company to use the fair value method to account for its stock-based employee compensation and to provide certain other additional disclosures. Previously, the Company elected to only disclose the proforma impact of recording the fair value of stock options under the provisions of SFAS No. 123 in the notes to its consolidated financial statements. The Company adopted the provisions of SFAS No. 123R on January 1, 2006. Upon adoption, the Company recorded an increase to additional paid-in capital and a deferred tax asset in the amount of $21,305 and it does not expect the adoption of SFAS No. 123R to have a material effect on results of operations.

       In November 2005, the FASB issued Staff Position No. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1 and 124-1"). FSP 115-1 and 124-1 supersedes Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and amends Statement of Financial Accounting Standards No. 115 "Accounting for Certain Investments in Debt and Equity Securities," Statement of Financial Accounting Standards No. 124 "Accounting for Certain Investments Held by Not-for-Profit Organizations" and Accounting Principles Board Opinion No. 18 "The Equity Method of Accounting for Investments in Common Stock." FSP 115-1 and 124-1 addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of an impairment loss. FSP 115-1 and 124-1 also includes provisions for accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP 115-1 and 124-1 is effective for reporting periods beginning after December 15, 2005 with earlier adoption permitted. The Company adopted FSP 115-1 and 124-1 during its fiscal quarter ended December 31, 2005. The adoption of FSP 115-1 and 124-1 did not have a material effect on the Company's consolidated financial position or results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


2.     ACQUISITIONS

       On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York ("CLINY") and Canada Life Insurance Company of America ("CLICA") to the Company for cash in the amount of $235,000. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly, the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY subsequent to July 10, 2003 are included in the Company's consolidated statements of income. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, the marketing and sale of Canada Life's insurance and annuity businesses in the United States, including that of the Company, have ceased.

       The Company's statements of income include the following related to CLICA and CLINY for the period from July 10 to December 31, 2003:

                                              Period July 10, 2003
                                              to December 31, 2003
                                            --------------------------
       Total revenues                     $            105,868
                                            --------------------------
       Benefits                                         92,193
       Operating expenses                                9,385
                                            --------------------------
        Total benefits and expenses                    101,578
                                            --------------------------
       Income from operations                            4,290
       Income taxes                                      1,501
                                            --------------------------
       Net income                         $              2,789
                                            ==========================

       On December 31, 2005, CLINY was merged with First Great-West Life & Annuity Insurance Company, another wholly-owned subsidiary of the Company. Upon completion of the merger, CLINY's name was changed to First Great-West Life & Annuity Insurance Company.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the United States operations of The Great-West Life Assurance Company ("GWL"), a wholly-owned subsidiary of Lifeco and investment services for London Reinsurance Group, an indirect subsidiary of GWL. Beginning in 2003, the Company began providing administrative and operational services for the United States operations of Canada Life. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred (including a profit charge) and resources expended based upon the number of policies, certificates in-force and/or administered assets.

                                                                                   Year Ended December 31,
                                                                     -----------------------------------------------------
                                                                          2005              2004                2003
                                                                     ---------------    --------------     ---------------
      Investment management revenue included
        in net investment income                                  $       7,377      $      6,304       $       3,355
       Administrative and underwriting expense
        reimbursement included in operating expenses                      1,367             1,820               1,859
                                                                     ---------------    --------------     ---------------
      Total                                                       $       8,744      $      8,124       $       5,214
                                                                     ===============    ==============     ===============


       At December 31, 2005 and 2004, due from parent and affiliates includes $13,625 and $55,915, respectively, due on demand from GWLA Financial and $13,021 and $11,051, respectively, due on demand from Canada Life Assurance Company.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       At December 31, 2005 and 2004, due to parent and affiliates includes a note payable and accrued interest to GWL&A Financial in the amount of $195,873 and $195,843 respectively, a note payable and accrued interest to GWL in the amount of $25,338 at each date, and amounts due on demand to GWL of $19,718 and $0, respectively.

       The note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,174 and $194,164 at December 31, 2005 and 2004, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The surplus note matures on November 14, 2034. On December 16, 2004, the Company used the proceeds from the issuance of the surplus note to redeem its $175,000 subordinated note payable to GWL&A Financial and for general corporate purposes. Payments of principal and interest under the surplus note shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus note are payable only if at the time of such payment and after giving effect to the making thereof, the Company's surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

       The note payable to GWL matures on October 1, 2006 and bears interest at the rate of 5.4% per annum. The holder may not demand payment before the maturity date.

       Interest expense attributable to these related party obligations was $14,396, $15,189 and $14,345 for the years ended December 31, 2005, 2004 and 2003, respectively.

       On August 31, 2003, the Company and The Canada Life Assurance Company ("CLAC"), a wholly owned subsidiary of Canada Life, entered into an indemnity reinsurance agreement pursuant to which the Company assumed 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC. As a result of the transaction, the Company recorded $1,426,362 in both premium income and increase in reserves.

       On February 29, 2004, CLAC recaptured the group life and health business from the Company associated with the original indemnity reinsurance agreement dated August 31, 2003. As a result of this transaction, the Company recorded an income statement impact in the amount of $256,318 of negative premium income and change in reserves. The Company recorded, at fair value, the following at February 29, 2004 as a result of this transaction:


       Assets                                                       Liabilities and Stockholder's Equity
       -----------------------------------------------------------  ------------------------------------------------------
       Cash                              $         (126,105)        Policy reserves             $         (286,149)
       Reinsurance receivable                      (152,077)        Policy and contract claims             (32,755)
       Deferred ceding commission                   (29,831)        Policyholders' funds                    (3,982)
       Premiums in course of
         collection                                 (14,873)
                                            ----------------------                                 -----------------------
                                         $         (322,886)                                    $         (322,886)
                                            ======================                                 =======================

       During the third quarter of 2004, the deferred ceding commission asset and certain policy reserve liabilities acquired as part of this reinsurance transaction were both decreased by $157,000 based on the Company's final analysis of the policy reserves it acquired. CLAC had not previously computed policy liabilities under GAAP, which required the Company to estimate the amount of liabilities assumed, which was $3,037,684 at September 1, 2003. These adjustments did not have a material effect on the Company's consolidated financial position or the results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The reinsurance receivable relates to the amount due to the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable is the interest and other investment returns earned, as defined by the agreement, on a segregated pool of investments of CLAC's United States branch. Pursuant to an interpretation of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), as amended, the Company has identified an embedded derivative for its exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting, it was marked to market resulting in the Company's net income decreasing by $8,454 and $5,282, net of policyholder related amounts and deferred taxes, during the years ended December 31, 2005 and 2004, respectively.

       Effective April 1, 2005, the Company and CLAC amended the indemnity reinsurance agreement to allow for periodic transfers of funds withheld assets. Under the amended agreement, the remaining funds withheld assets will be transferred to the Company prior to December 31, 2007. During 2005, CLAC transferred $538,123 of assets to the Company as follows:


       Assets (In thousands)                                             Liabilities and Stockholder's Equity
       ----------------------------------------------------------------  -------------------------------------------------
       Fixed maturities                           $         414,623                                   $          -
       Mortgages                                             49,218
       Investment income due and accrued                      4,282
       Cash                                                  70,000
       Reinsurance receivable                              (538,123)
                                                     ------------------                                   ----------------
                                                  $            -                                      $          -
                                                     ==================                                   ================

       As a result of these transfers, the reinsured 80% of the life, health and annuity business is currently 59% coinsurance and 21% coinsurance with funds withheld.

       On December 31, 2005, a wholly-owned subsidiary of the Company and CLAC entered into a reinsurance agreement on a coinsurance with funds withheld basis pursuant to which the Company assumed a certain specific in-force block of term life insurance of CLAC. The Company recorded $166,688 in both premium income and increase in reserves associated with these policies.

       The Company recorded, at fair value, the following at December 31, 2005 as a result of this transaction:

       Assets                                                            Liabilities and Stockholder's Equity
       ----------------------------------------------------------------  -------------------------------------------------
       Reinsurance receivable                      $     166,688         Policy reserves                $     166,688
                                                     ------------------                                   ----------------
                                                   $     166,688                                        $     166,688
                                                     ==================                                   ================

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


4.     SUMMARY OF INVESTMENTS

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2005:



                                                                          December 31, 2005
                                       ----------------------------------------------------------------------------------------
                                                             Gross             Gross             Estimated
                                         Amortized        Unrealized         Unrealized             Fair           Carrying
           Fixed Maturities:               Cost              Gains             Losses              Value             Value
      ----------------------------     --------------    --------------    ---------------      -------------    --------------
      U.S. government direct
        obligations and U.S.
        agencies                   $      3,366,237   $        30,488   $        28,638      $      3,368,087 $     3,368,087

      Obligations of U.S.
        states and their
        subdivisions                      1,279,318            35,117            12,202             1,302,233       1,302,233
      Foreign government                     21,402                                 193                21,349          21,349
                                                                 140
      Corporate debt securities           5,461,994           114,375            87,027             5,489,342       5,489,342
      Mortgage-backed and
        asset-backed securities           3,607,104            32,626            53,324             3,586,406       3,586,406
                                       --------------    --------------    ---------------      -------------    --------------
      Total fixed maturities       $     13,736,055   $       212,746    $      181,384       $    13,767,417 $    13,767,417
                                       ==============    ==============    ===============      =============    ==============

      Total equity investments     $        518,614   $        10,208   $         4,610      $        524,212 $       524,212
                                       ==============    ==============    ===============      =============    ==============

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2004:


                                                                          December 31, 2004
                                       ----------------------------------------------------------------------------------------
                                                            Gross              Gross            Estimated
                                         Amortized        Unrealized         Unrealized            Fair            Carrying
          Fixed Maturities:                Cost             Gains              Losses             Value              Value
     -----------------------------     --------------    -------------     ---------------     -------------     --------------
      U.S. Government direct
       obligations and U.S.
       agencies                     $     3,107,235   $      55,242     $        8,687      $      3,153,790  $     3,153,790
     Obligations of U.S.
       states and their
       subdivisions                       1,197,912          61,951              4,930             1,254,933        1,254,933
     Foreign government                      15,759             276                218                15,817           15,817
     Corporate debt securities            5,257,308         203,603             38,163             5,422,748         5,422,748
      Mortgage-backed and
       asset-backed securities            3,332,857          65,994             21,634             3,377,217        3,377,217
                                       --------------    -------------     ---------------     -------------     --------------
     Total fixed maturities         $    12,911,071   $     387,066     $       73,632      $     13,224,505  $    13,224,505
                                       ==============    =============     ===============     =============     ==============

     Total equity investments       $       591,474   $      47,015     $        1,055      $        637,434  $       637,434
                                       ==============    =============     ===============     =============     ==============

       See Note 5 for additional information on policies regarding estimated fair value of fixed maturities.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                        December 31, 2005
                                                                         -------------------------------------------------
                                                                               Amortized                  Estimated
                                                                                  Cost                   Fair Value
                                                                         -----------------------    ----------------------
       Due in one year or less                                       $             932,118       $            943,663
       Due after one year through five years                                     3,131,675                  3,134,823
       Due after five years through ten years                                    1,679,671                  1,701,358
       Due after ten years                                                       1,761,878                  1,782,991
       Mortgage-backed and asset-backed securities                               6,230,713                  6,204,582
                                                                         -----------------------    ----------------------
                                                                     $          13,736,055       $         13,767,417
                                                                         =======================    ======================



       Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

       The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2005, 2004 and 2003:



                                                                                  Year Ended December 31,
                                                                  --------------------------------------------------------
                                                                       2005                 2004                2003
                                                                  ----------------      --------------     ---------------
       Proceeds from sales                                           12,977,396      $    6,150,160    $      7,852,152
       Gross realized gains from sales                                   33,629             103,892              72,815
       Gross realized losses from sales                                 (40,800)            (59,930)            (43,214)

       Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate, market credit and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

       The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

       Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company's overall asset/liability matching program.

       The Company's use of derivatives treated as fair value hedges has been nominal during the last three years. The ineffective portions of hedges had no material impact on net income during the years ended December 31, 2005, 2004 and 2003.

       Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa. Interest rate caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate maturity investments as well as to adjust the duration of the overall investment portfolio.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Hedge ineffectiveness in the amount of $567 was recorded as an increase to net investment income during the year ended December 31, 2005 and $3,534 and $125 were recorded as decreases to net investment income during the years ended December 31, 2004 and 2003, respectively.

       Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. Derivative gains in the amounts of $1,311, $975 and $1,024 were reclassified to net investment income during the years ended December 31, 2005, 2004 and 2003, respectively. As of December 31, 2005, the Company estimates that $1,031 of net derivative gains included in other comprehensive income will be reclassified into net investment income within the next twelve months.

       Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.

       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2004, the Company had one such security that has been created through the combination of a credit default swap and a U.S. Government Agency security. This security was sold prior to December 31, 2005.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at its fair value.

       Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), as amended. As such, periodic changes in the market value of these instruments are recorded in net investment income. During the year ended December 31, 2005, a decrease in the amount of $793 was recognized in net investment income from market value changes of derivatives not receiving hedge accounting treatment, while increases to net investment income in the amounts of $4,043 and $1,007 were recognized during the years ended December 31, 2004 and 2003, respectively. These amounts exclude the impact of the embedded derivative discussed in Note 3.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following tables summarize derivative financial instruments at December 31, 2005 and 2004:


                                                                         December 31, 2005
                                           -------------------------------------------------------------------------------
                                              Notional
                                               Amount                Strike / Swap Rate                   Maturity
                                           ---------------    ---------------------------------    -----------------------
                                                                                                       January 2006 -
      Interest rate swaps               $       360,013                2.72% - 6.54%                   February 2045

                                                                                                        July 2006 -
      Credit default swaps                      102,952                     N/A                        November 2007

      Foreign currency                                                                                  July 2006 -
       exchange contracts                        19,000                     N/A                        November 2006

      Options:
       Calls                                     22,000                   Various                      February 2006

      Futures:
       Ten year U.S. Treasury:
         Long position                            2,100                     N/A                          March 2006
       Five year U.S. Treasury:
         Long position                           23,500                     N/A                          March 2006
         Short position                          16,000                     N/A                          March 2006

      Total return swap:
         Receivable for coinsurance
         with funds withheld                    510,295                   Variable                     Indeterminable


                                                                        December 31, 2004
                                          -------------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                    Maturity
                                          --------------     --------------------------------     -----------------------

      Interest rate caps               $       300,000                   11.65%                        January 2005

                                                                                                     February 2006 -
      Interest rate swaps                      221,264                2.40% - 5.20%                     March 2031

                                                                                                      October 2005 -
      Credit default swaps                     145,085                     N/A                        November 2007

      Foreign currency                                                                                 June 2005 -
       exchange contracts                       27,585                     N/A                        November 2006
       Options:
        Calls                                   22,000                  Various                      February 2006

      Futures:
       Thirty year U.S. Treasury:
          Long position                         33,300                     N/A                          March 2005
          Short position                        15,000                     N/A                          March 2005
       Ten year U.S. Treasury:
          Long position                         18,600                     N/A                          March 2005
          Short position                        36,400                     N/A                          March 2005
       Five year U.S. Treasury:
          Long position                        113,000                     N/A                          March 2005
          Short position                         3,000                     N/A                          March 2005

      Total return swap:
         Receivable for coinsurance
         with funds withheld                 1,087,416                  Variable                      Indeterminable


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       Mortgage loans - The following table summarizes information with respect to impaired mortgage loans at December 31, 2005 and 2004:


                                                                                                 December 31,
                                                                                      ------------------------------------
                                                                                           2005                2004
                                                                                      ---------------     ----------------
      Loans, net of related allowance for credit losses of
        $6,213 and $13,000                                                         $       4,906       $       8,700
      Loans with no related allowance for credit losses                                     -                  5,560
      Average balance of impaired loans during the year                                   14,096               25,049
      Interest income recognized while impaired                                             750                 890
      Interest income received and recorded while impaired
        using the cash basis method of recognition                                          702                1,029

       As part of its active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $18,283 and $18,881 at December 31, 2005 and 2004, respectively.

       The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2005, 2004 and 2003:


                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                2004                2003
                                                                   ----------------    ---------------     ---------------
      Balance, January 1                                        $       30,339      $      31,889       $       55,654
      Release of provision                                              (8,000)             (3,192)             (9,817)
      Amounts written off, net of recoveries                            (6,678)               (304)            (15,766)
      Recoveries                                                            -                1,946               1,818
                                                                   ----------------    ---------------     ---------------
      Balance, December 31                                      $       15,661      $       30,339      $       31,889
                                                                   ================    ===============     ===============

       The changes to the allowance for mortgage loan credit losses are recorded in net realized gains on investments.

       Equity investments -The carrying value of the Company's equity investments was $524,212 and $637,434 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, the Company had investments in the amounts of $132,233 and $199,162, respectively, in an exchange-traded fund, which invests in corporate debt securities. Upon redemption of the fund, the Company has the option of receiving the underlying debt securities or the redemption value of the investment.

       At December 31, 2005 and 2004, the Company had $374,295 and $360,377, respectively, invested in limited partnerships and limited liability corporations. The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2005 and 2004 were $33,648 and $85,867, respectively.

       Securities pledged, restricted assets and special deposits - The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

       The Company had securities on deposit with governmental authorities as required by certain insurance laws with carrying values in the amounts of $63,688 and $60,353 at December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost in the amounts of $138,530 and $336,949 and estimated fair values in the amounts of $139,146 and $340,755 were on loan under the program at December 31, 2005 and 2004, respectively. The Company was liable for collateral under its control in the amounts of $145,193 and $349,913 at December 31, 2005 and 2004, respectively.

       Additionally, the fair value of margin deposits related to futures contracts was approximately $2,313 and $4,310 at December 31, 2005 and 2004, respectively.

       Impairment of fixed maturities and equity investments - The Company classifies all of its fixed maturities and equity investments as available-for-sale and marks them to market with the related net gain or loss, net of policyholder related amounts and deferred taxes, being recorded in other comprehensive income in the stockholder's equity section in the accompanying consolidated balance sheets. All securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company's process for identifying other-than-temporary impairments.

       The Company writes securities down to their fair values when it deems a security to be other-than-temporarily impaired. A realized loss is recorded in the period the securities are deemed to be so impaired, and adjusts the cost basis of the securities accordingly. The Company does not adjust the revised cost basis for subsequent recoveries in value.

       The assessment of whether an other-than-temporary impairment has occurred is based upon management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations and future earnings potential of the issuer.

       Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

        o    Fair value is significantly below cost.
        o The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
        o The decline in fair value has existed for an extended period of time.
        o    A debt security has been downgraded by a rating agency.
        o    The financial condition of the issuer has deteriorated.
        o Dividends have been reduced/eliminated or scheduled interest payments have not been made.

       While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

       The Company's portfolio of fixed maturities fluctuates in value based upon interest rates in financial markets and other economic factors. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. Therefore, the Company considers these declines in value as temporary, even for periods exceeding one year.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following tables summarize unrealized investment losses by class of investment at December 31, 2005 and 2004. The Company considers these investments to be only temporarily impaired.



                                                                          December 31, 2005
                                 ---------------------------------------------------------------------------------------------------
                                     Less than twelve months           Twelve months or longer                     Total
                                 --------------------------------   -------------------------------     ----------------------------
                                  Estimated         Unrealized        Estimated        Unrealized        Estimated       Unrealized
        Fixed Maturities:         Fair value           Loss          Fair value           Loss          Fair value          Loss
    --------------------------   -------------     -------------    --------------    -------------     ------------    ------------
     U.S. Government
      direct obligations
      and U.S. agencies       $     1,332,248   $      20,663    $       327,392   $       7,975     $    1,659,640  $       28,638
    Obligations of U.S.
      states and their
      subdivisions                    355,708           4,876            190,828           7,326            546,536          12,202
    Foreign governments                10,997              56              2,863             137             13,860             193
    Corporate debt
      securities                    1,899,246          45,172            903,183          41,855          2,802,429          87,027
    Mortgage-backed
      and asset-backed
      securities                    1,590,209          26,855            714,946          26,469          2,305,155          53,324
                                 -------------     -------------    --------------    -------------     ------------    ------------
    Total fixed maturities          5,188,408   $      97,622    $     2,139,212   $      83,762     $    7,327,620  $      181,384
                                 =============     =============    ==============    =============     ============    ============
    Total equity
    investments                $       129,081  $       4,449    $        3,414   $         161      $      132,495   $       4,610
                                  ============     ============     =============    =============    =============    =============

                                                                          December 31, 2004
                                  --------------------------------------------------------------------------------------------------
                                     Less than twelve months           Twelve months or longer                    Total
                                  ------------------------------    ------------------------------    ------------------------------
                                   Estimated        Unrealized        Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:         Fair value           Loss          Fair value          Loss          Fair value          Loss
    --------------------------    ------------     -------------    --------------   -------------    -------------    -------------
     U.S. Government
      direct obligations
      and U.S. agencies        $       850,994  $       4,000    $       220,214          4,687    $    1,071,208   $        8,687
    Obligations of U.S.
      states and their
      subdivisions                     160,000          2,256            107,556          2,674           267,556            4,930
    Foreign governments                 59,208            193              8,525             25            67,733              218
    Corporate debt
      securities                       648,979         11,298            600,119         26,865         1,249,098           38,163
    Mortgage-backed
      and asset-backed
      securities                       555,898          7,605            283,131         14,029           839,029           21,634
                                  ------------     -------------    --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,275,079  $      25,352    $     1,219,545         48,280    $    3,494,624   $       73,632
                                  ============     =============    ==============   =============    =============    =============
    Total equity
    investments                $       109,411  $         652   $            867            403    $      110,278   $        1,055
                                  =============    ============    ===============   =============    =============    =============


       Fixed maturities - At December 31, 2005 and 2004, there were 1,134 and 480 securities, respectively, that had been in a loss position for less than twelve months with carrying values in the amounts of $5,188,408 and $2,275,079, respectively, and unrealized losses in the amounts of $97,622 and $25,352, respectively. At December 31, 2005 and 2004, less than 2% of these securities were rated non-investment grade. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       At December 31, 2005 and 2004, there were 641 and 410 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values in the amounts of $2,139,212 and $1,219,545, respectively, and unrealized losses in the amounts of $83,762 and $48,280, respectively.

       For the years ended December 31, 2005 and 2004, the Company recorded other-than-temporary impairments in the fair value of its available-for-sale investments in the amounts of $12,958 and $13,167, respectively.

       The Company has fixed maturity securities with fair values in the amounts of $13,312 and $19,518 that have been non-income producing for the twelve months preceding December 31, 2005 and 2004, respectively.

       U.S. Government direct obligations and U.S. agencies, obligations of U.S. states and their subdivisions and foreign governments - The unrealized losses on the Company's investments in U.S. Government direct obligations and U.S. agencies, obligations of U.S. States and their subdivisions, and foreign governments as of December 31, 2005 and 2004 were caused by market interest rate increases since the securities were acquired. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. All of these investments are rated A and above. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Mortgage-backed and asset-backed securities - Six issues have been in a continuous loss position for twelve months or longer with a fair value of $40,129 and a loss of $2,948 due to decrease in credit quality. Five of these six issues have manufactured housing collateral. The Company recognized other-than-temporary impairment of $4,001 on three of these securities during the year ended December 31, 2005. While the Company is in an unrealized loss position on these securities, payments continue to be made under their original terms and the Company believes the collateral is sufficient to repay remaining outstanding principal. All remaining losses in both categories are related to market interest rate increases since the purchase of the securities. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Corporate debt securities - In the automobile related industry, 12 securities have been in a loss position for less than twelve months with losses of $10,847. One security has been in a loss position for twelve months or longer with a loss of $1,946. There were 2 automobile industry securities upon which $7,992 of impairment write-downs were recognized during the year ended December 31, 2005. Based on the Company's analysis of the liquidity of the issuers of these investments, the Company considers the remaining principal to be fully recoverable under the contractual terms of the investments.

       In the airline industry, there were no securities in a loss position for less than twelve months. Twenty issues were in a loss position for twelve months or longer with losses of $1,829. There were 8 airline industry securities upon which $363 of impairment write-downs were recognized during the year ended December 31, 2005. Based on current and anticipated debt restructure agreements on these investments, the Company considers the remaining principal to be fully recoverable.

       The telephone and telecommunications industry has 25 securities with unrealized losses of $3,384 for less than twelve months and $3,798 for twelve months or longer. In the electric/utilities industry, there were 38 securities in a loss position for less than twelve months with an unrealized loss of $8,911. There were 40 securities in a loss position for twelve months or longer with an unrealized loss of $5,427. Less than $750 of the unrealized losses in these industries were related to a decrease in credit quality. The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The remaining unrealized losses on the Company's investments in corporate debt securities in both categories are not concentrated in any one industry. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Equity investments - At December 31, 2005 and 2004, the Company had unrealized losses on equity investments in the amounts of $4,610 and $1,055, respectively. The increase in unrealized loss is primarily a result of the decline in market value of an exchange-traded bond fund whose value fluctuates with interest rates. Of the total unrealized loss of $4,610, $4,449 has been in a loss position for less than twelve months. At December 31, 2005, the Company has no information indicating that any of these investments are other-than-temporarily impaired.

5.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following table summarizes the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2005 and 2004:


                                                             December 31,                          December 31,
                                                  -----------------------------------    ----------------------------------
                                                                 2005                                  2004
                                                  -----------------------------------    ----------------------------------
                                                     Carrying           Estimated           Carrying          Estimated
                                                      Amount            Fair Value           Amount           Fair Value
                                                  ---------------     ---------------    ---------------    ---------------
      ASSETS:
       Fixed maturities and
        short-term investments                 $     14,837,466    $     14,837,466   $     13,933,306   $     13,933,306
       Equity investments                               524,212             524,212            637,434            637,434
       Mortgage loans on
        real estate                                   1,460,559           1,471,642          1,543,507          1,511,437
       Policy loans                                   3,715,888           3,715,888          3,548,225          3,548,225
       Derivatives                                        4,695               4,695              4,100              4,100
       Reinsurance receivable                           911,121             911,121          1,333,349          1,333,349

      LIABILITIES:
       Annuity contract reserves
        without life contingencies                    5,727,506           5,725,027          4,831,428          4,833,755
       Policyholders' funds                             348,937             348,937            327,409            327,409
       Due to parent and affiliates                     240,929             241,064            220,823            221,674
       Commercial paper                                  95,064              95,064             95,044             95,044
       Derivatives                                       12,789              12,789             13,563             13,563
       Repurchase agreements                            755,905             755,905            563,247            563,247

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company's financial instruments.

       The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value of fixed maturity and equity investments that are not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. The fair value of a cost method investment is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

       Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair value approximates carrying value.

       The estimated fair value and carrying amount of reinsurance receivables at December 31, 2005 and 2004 includes $(34,063) and $13,372, respectively, representing the estimated fair value of the embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the United States branch of CLAC (See Note 3). Valuation of the derivative is based upon the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current interest crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount since the Company can change the interest crediting rates with 30 days notice.

       The estimated fair value of the notes payable to GWL&A Financial and GWL is based upon discounted cash flows at current market rates on high quality investments.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of these liabilities.

       Included in other assets at December 31, 2005 and 2004, are derivative financial instruments in the amounts of $4,695 and $4,100 respectively. Included in other liabilities at December 31, 2005 and 2004, are derivative financial instruments in the amounts of $12,789 and $13,563, respectively. The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps, which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors.

6.     ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for uninsured accident and health insurance plan claims paid on behalf of customers and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health insurance plan claims and premiums in course of collection. Management's judgment is based upon past loss experience and current and projected economic conditions.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Activity in the allowances for amounts receivable related to uninsured accident and health insurance plan claims paid on behalf of customers is as follows:


                                                                         2005               2004                2003
                                                                    ----------------    --------------     ---------------
      Balance, January 1                                         $        22,938     $       32,329     $        42,144
      Amounts acquired by reinsurance                                       (394)            (1,859)                  -
      Provisions charged (reversed) to operations                           (507)              (517)              1,460
      Amounts written off, net of recoveries                              (3,633)            (7,015)            (11,275)
                                                                    ----------------    --------------     ---------------
      Balance, December 31                                       $        18,404     $       22,938     $        32,329
                                                                    ================    ==============     ===============

       Activity in the allowances for premiums in course of collection is as follows:

                                                                         2005               2004                2003
                                                                    ----------------    --------------     ---------------
      Balance, January 1                                         $        7,751      $        9,768     $        12,011
      Amounts acquired by reinsurance                                       (97)               (300)                  -
      Provisions charged (reversed) to operations                        (1,559)                 17               1,889
      Amounts written off, net of recoveries                               (868)             (1,734)             (4,132)
                                                                    ----------------    --------------     ---------------
      Balance, December 31                                       $        5,227      $        7,751     $         9,768
                                                                    ================    ==============     ===============

7.     REINSURANCE

       The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability of $3,500 of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2005 and 2004, the reinsurance receivables had carrying values in the amounts of $911,121 and $1,333,349, respectively. Included in these amounts are $654,965 and $1,072,940 at December 31, 2005 and 2004, respectively, associated with reinsurance agreements with related parties. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2005 or 2004.

       In addition to the indemnity reinsurance agreement entered into with CLAC (See Note 3), the Great-West Healthcare division of the Company entered into a reinsurance agreement, effective January 1, 2003, with Allianz Risk Transfer (Bermuda) Limited ("Allianz") to cede 90% in 2003, 75% in 2004 and 40% in 2005 of direct written group health stop-loss and excess loss activity. This agreement was terminated on December 31, 2005.

       The following table summarizes life insurance in-force and total premium income at, and for the year ended, December 31, 2005:


                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in-force:
       Individual              $   50,652,853     $    (12,886,784)   $   16,347,463     $    54,113,532         30.2%
       Group                       43,537,222                 (211)            -              43,537,011          0.0%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $   94,190,075     $    (12,886,995)   $    16,347,463    $    97,650,543


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Premium income:
       Life insurance          $      392,489     $       (51,946)    $      357,134     $       697,677         51.2%
       Accident/health                555,506            (231,489)           197,113             521,130         37.8%
       Annuities                        4,677                (757)             2,409               6,329         38.1%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $      952,672     $      (284,192)    $      556,656     $     1,225,136
                                 ================   ================    ===============    ================

       The following table summarizes life insurance in-force and life and accident/health premiums at, and for the year ended, December 31, 2004:


                                                                                                                Percentage
                                                                                                                 of Amount
                                     Written          Reinsurance         Reinsurance                             Assumed
                                     Direct              Ceded              Assumed              Net              to Net
                                 ----------------   ----------------    ----------------   ----------------    --------------
      Life insurance in-force
       Individual              $    50,946,388    $   (12,925,504)    $    14,080,477    $     52,101,361           27.0%
       Group                        48,101,396           (501,200)          1,142,649          48,742,845            2.3%
                                 ----------------   ----------------    ----------------   ----------------
           Total               $    99,047,784    $   (13,426,704)    $    15,223,126    $    100,844,206
                                 ================   ================    ================   ================

      Premium income:
       Life insurance          $       416,157    $       (54,610)    $       157,351    $       518,898            30.3%
       Accident/health                 628,257           (377,632)           (103,721)           146,904          (70.6)%
       Annuities                           745               (953)              5,474              5,266           103.9%
                                 ----------------   ----------------    ----------------   ----------------
           Total               $     1,045,159    $      (433,195)    $        59,104    $       671,068
                                 ================   ================    ================   ================

       The following table summarizes life insurance in-force and life and accident/health premiums at, and for the year ended, December 31, 2003:

                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in-force:
       Individual              $    49,590,015    $    (16,483,477)   $    18,054,587    $    51,161,125         35.3%
       Group                        49,150,866             (18,941)        53,570,393        102,702,318         52.2%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $    98,740,881    $    (16,502,418)   $    71,624,980    $   153,863,443
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       355,791    $        (44,118)   $     1,301,560    $     1,613,233         80.7%
       Accident/health                 678,516            (423,592)           321,996            576,920         55.8%
       Annuities                         4,800                (500)            58,444             62,744         93.1%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $     1,039,107    $       (468,210)   $     1,682,000    $     2,252,897
                                 ================   ================    ===============    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 corporate credit facility. (See Note 17).

       The following table provides information regarding the Company's commercial paper program at December 31, 2005 and 2004:

                                                                                         December 31,
                                                                     ------------------------------------------------------
                                                                               2005                         2004
                                                                     --------------------------   --------------------------
      Commercial paper outstanding                                           $ 95,064                     $ 95,044
      Maturity range (days)                                                   10 - 86                      10 - 66
      Interest rate range                                                  3.99% - 4.48%                2.18% - 2.50%

9.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

       At December 31, 2005 and 2004, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2005 and 2004.

       The Company's net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles and practices, for the years ended December 31, 2005, 2004 and 2003 are as follows:


                                                                                 Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                      2005                2004                 2003
                                                                 ----------------    ----------------     ----------------
                                                                   (Unaudited)
      Net income (loss)                                       $       391,631     $        402,341     $        (75,626)
      Capital and surplus                                           1,514,203            1,477,464            1,281,191

       Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. Dividends in the amounts of $221,358, $163,230 and $75,711, were paid on the Company's common stock during the years ended December 31, 2005, 2004 and 2003, respectively.

       The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at December 31, 2005 were $1,514,203 and $411,925, respectively. The Company should be able to pay up to $411,925 (unaudited) of dividends in 2006.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


10.    OTHER COMPREHENSIVE INCOME

       The following table presents the composition of other comprehensive income for the year ended December 31, 2005:


                                                                                Year Ended December 31, 2005
                                                                  ----------------------------------------------------------
                                                                    Before-Tax          Tax (Expense)          Net-of-Tax
                                                                      Amount             or Benefit              Amount
                                                                  ----------------    ------------------     ---------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to cash
        flow hedges                                            $         5,753     $        (2,014)       $          3,739
      Unrealized holding gains (losses) arising
        during the period                                             (256,982)             89,142                (167,840)
      Less:  reclassification adjustment for (gains)
        losses realized in net income                                   (3,474)              1,216                  (2,258)
                                                                  ----------------    ------------------     ---------------
      Net unrealized gains (losses)                                   (254,703)             88,344                (166,359)
      Reserve and deferred policy acquisition
        costs adjustment                                                63,393             (22,314)                 41,079
                                                                  ----------------    ------------------     ---------------
      Net unrealized gains (losses)                                   (191,310)             66,030                (125,280)
      Minimum pension liability adjustment                             (15,897)              5,564                 (10,333)
                                                                  ----------------    ------------------     ---------------
      Other comprehensive income (loss)                        $      (207,207)    $        71,594        $       (135,613)
                                                                  ================    ==================     ===============

       The following table presents the composition of other comprehensive income for the year ended December 31, 2004:

                                                                                Year Ended December 31, 2004
                                                                  ----------------------------------------------------------
                                                                    Before Tax         Tax (Expense)          Net of Tax
                                                                      Amount              Benefit               Amount
                                                                  ---------------     -----------------     ----------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to cash
        flow hedges                                            $          7,326     $        (2,564)      $        4,762
      Unrealized holding gains (losses) arising
         during the period                                             (12,706)              4,448               (8,258)
      Less: reclassification adjustment for (gains)
        losses realized in net income                                  (35,908)             12,567              (23,341)
                                                                  ---------------     -----------------     ----------------
      Net unrealized gains (losses)                                    (41,288)             14,451              (26,837)
      Reserve and deferred policy acquisition
       costs adjustment                                                 35,773             (12,521)              23,252
                                                                  ---------------     -----------------     ----------------
      Net unrealized gains (losses)                                     (5,515)              1,930               (3,585)
      Minimum pension liability adjustment                              (8,370)              2,930               (5,440)
                                                                  ---------------     -----------------     ----------------
      Other comprehensive income (loss)                        $       (13,885)    $         4,860       $       (9,025)
                                                                  ===============     =================     ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table presents the composition of other comprehensive income for the year ended December 31, 2003:

                                                                                Year Ended December 31, 2003
                                                                  ---------------------------------------------------------
                                                                    Before-Tax         Tax (Expense)          Net-of-Tax
                                                                      Amount              Benefit               Amount
                                                                  ----------------    -----------------    -----------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to
        cash flow hedges                                         $      (18,159)   $          6,356     $        (11,803)
      Unrealized holding gains (losses) arising
        during the period                                                12,967              (4,538)               8,429
      Less:  reclassification adjustment for (gains)
        losses realized in net income                                   (22,824)              7,989              (14,835)
                                                                  ----------------    -----------------    -----------------
         Net unrealized gains (losses)                                  (28,016)              9,807              (18,209)
      Reserve and deferred policy
        acquisition costs adjustment                                    (12,553)              4,393               (8,160)
                                                                  ----------------    -----------------    -----------------
      Net unrealized gains (losses)                                     (40,569)             14,200              (26,369)
      Minimum pension liability adjustment                               5,498               (1,925)               3,573
                                                                  ----------------    -----------------    -----------------
      Other comprehensive income (loss)                          $      (35,071)   $         12,275     $        (22,796)
                                                                  ================    =================    =================

11. NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       The following table summarizes net investment income for the years ended December 31, 2005, 2004 and 2003:

                                                                                   Year Ended December 31,
                                                                   --------------------------------------------------------
                                                                        2005                 2004                2003
                                                                   ---------------     -----------------    ---------------
      Investment income:
       Fixed maturities and short-term investments              $       762,683     $        688,096     $        666,849
       Equity investments                                                18,899               10,749                4,703
       Mortgage loans on real estate                                     93,230              104,902               85,966
       Policy loans                                                     202,946              203,127              195,633
       Other, including interest income from related
         parties of $32,723, $60,922 and $47,584                         22,377               64,149               67,614
                                                                   ---------------     -----------------    ---------------
                                                                      1,100,135            1,071,023            1,020,765
      Investment expenses, including interest on
       amounts charged by related parties
       of $14,396, $15,189 and $14,345                                   27,607               37,716               32,365
                                                                   ---------------     -----------------    ---------------
      Net investment income                                     $     1,072,528     $      1,033,307     $        988,400
                                                                   ===============     =================    ===============

       The following table summarizes net realized gains on investments for the years ended December 31, 2005, 2004 and 2003:

                                                                                   Year Ended December 31,
                                                                   --------------------------------------------------------
                                                                        2005                 2004                2003
                                                                   ---------------     -----------------    ---------------
      Net realized gains (losses):
       Fixed maturities and short-term investments              $      (20,129)     $         34,960     $         26,621
       Equity investments                                               43,884                 8,040                1,013
       Mortgage loans on real estate                                       625                 5,318                2,911
       Other                                                              (81)                   (13)                 -
       Provisions for mortgage impairments                              14,678                 9,642                9,015
                                                                   ---------------     -----------------    ---------------
      Net realized gains on investments                         $       38,977      $         57,947     $         39,560
                                                                   ===============     =================    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Included in net investment income and net realized gains on investments are amounts allocable to the participating fund account. This allocation is based on the activity in a specific block of invested assets that are segmented for the benefit of the participating fund account. The amount of net investment income allocated to the participating fund account was $351,149, $367,558, and $343,504 for the years ended December 31, 2005,
       2004 and 2003, respectively. The amount of net realized gains (losses) allocated to the participating fund account was $(3,300), $8,504, and $8,236 for the years ended December 31, 2005, 2004 and 2003, respectively.

12.    EMPLOYEE BENEFIT PLANS

       Defined benefit pension and post-retirement medical plans - The Company has a noncontributory defined benefit pension plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee's years of service and compensation levels near retirement. The Company's policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

       The Company sponsors an unfunded post-retirement medical plan (the "medical plan") that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The following table summarizes changes in the benefit obligations and plan assets for the Company's defined benefit pension plan and its unfunded post-retirement medical plan for the years ended December 31, 2005, 2004 and 2003:


                                              Defined Benefit Pension Plan                 Post-Retirement Medical Plan
                                        ------------------------------------------    ----------------------------------------
                                                 Year Ended December 31,                      Year Ended December 31,
                                        ------------------------------------------    ----------------------------------------
                                           2005          2004            2003            2005          2004           2003
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Change in projected
       benefit obligation:
      Benefit obligation,
       January 1                     $   238,024      212,963      $      186,047  $     50,074         44,105  $     31,242
      Service cost                         8,498        8,576               8,269         2,385          2,891         2,046
      Interest cost                       14,537       13,317              12,275         2,421          2,735         2,269
      Actuarial (gain) loss               21,658        9,781              12,746        (2,813)         1,482         9,614
      Benefits paid                       (7,071)      (6,613)            (6,374)        (1,089)        (1,139)       (1,066)
      Plan change                             -             -                -          (34,965)            -            -
      Canada Life plan merger                 -             -                -            7,910             -            -
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Benefit obligation,
       December 31                   $    275,646       238,024    $      212,963  $     23,923         50,074   $     44,105
                                        ===========   ============    ============    ============   ==========    ===========

                                              Defined Benefit Pension Plan                 Post-Retirement Medical Plan
                                        ------------------------------------------    ----------------------------------------
                                                 Year Ended December 31,                      Year Ended December 31,
                                        -----------   ------------    ------------    ------------   ----------    -----------
                                           2005          2004            2003            2005          2004           2003
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Change in plan assets:
       Fair value of plan
        assets, January 1            $    198,964       189,319    $    163,316    $        -              -    $        -
      Actual return on plan
        assets                             16,860        13,058          32,377             -              -             -
      Employer contributions                  -           3,200             -             1,089         1,139         1,066
      Benefits paid                        (7,071)       (6,613)         (6,374)         (1,089)       (1,139)      (1,066)
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Fair value of plan
       assets, December 31           $    208,753       198,964    $    189,319    $        -              -    $        -
                                        ===========   ============    ============    ============   ==========    ===========

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)



                                               Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                                 Year Ended December 31,                      Year Ended December 31,
                                        -------------------------------------------   ----------------------------------------
                                           2005          2004             2003           2005          2004          2003
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Funded (unfunded)
       status                        $    (66,893)  $   (39,060)   $    (23,643)    $   (23,923)  $   (50,074) $     (44,105)
      Unrecognized net
       actuarial loss                      67,055        50,682          41,777          11,879        14,532         13,715
      Unrecognized prior
       service cost                           832         1,464           2,095         (41,063)       (7,965)        (8,679)
      Contributions after
        measurement date and
        before fiscal year end
                                            4,700           -               -               -             -             -
      Unrecognized net
       obligation or (asset)
       at transition                       (9,085)      (10,599)        (12,113)            -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
       Net amount recognized               (3,391)        2,487           8,116         (53,107)      (43,507)       (39,069)
      Additional minimum
       liability                          (39,148)      (24,158)        (16,419)            -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Prepaid benefit cost
       (accrued benefit
       liability)                         (42,539)      (21,671)         (8,303)        (53,107)      (43,507)       (39,069)
      Intangible asset                        832         1,464           2,095             -             -             -
       Accumulated other
       comprehensive
       income adjustments                  38,316        22,694          14,324             -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Net amount recognized          $     (3,391)  $     2,487    $      8,116     $   (53,107)  $   (43,507)  $    (39,069)
                                        ===========   ============    =============   ===========   ===========   ============

      Increase (decrease) in
       minimum liability
       included in other
       comprehensive income          $     10,155   $     5,440    $     (3,573)
                                        ===========   ============    =============

                                                          Expected Benefit Payments Year Ended December 31,
                                        --------------------------------------------------------------------------------------
                                                                                                                     2011
                                                                                                                    Through
                                           2006          2007            2008            2009          2010          2015
                                        -----------   ------------   --------------   -----------   -----------   ------------
      Defined benefit
       pension plan                  $     8,013    $     8,544    $     9,255       $    9,938   $     10,532   $    68,571
      Post-retirement
       medical plan                          832            975          1,151            1,299          1,488        10,723


      During December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. Under the Act, which takes effect on January 1, 2006, employers who sponsor postretirement plans that provide for a prescription drug benefit under Medicare Part D may be entitled to a subsidy payment. In conjunction with the effect of this legislation, the Company amended its post-retirement medical plan, whereby it eliminated the provision of medical benefits for retired employees past the age of 65. This amendment resulted in a reduction of the Company's estimated post-retirement medical plan benefit obligation in the amount of $34,965. On January 1, 2005, the United States employees of CLAC became participants in the Company's post-retirement medical benefit plan.

      The accumulated benefit obligation for all defined benefit pension plans was $255,992 and $220,635 at December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


      The following table presents the components of net periodic benefit cost for the years ended December 31, 2005, 2004 and 2003:



                                              Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                                Years Ended December 31,                    Years Ended December 31,
                                      ---------------------------------------------   -------------------------------------
                                          2005           2004             2003           2005         2004         2003
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Components of net
        periodic benefit cost:
      Service cost                 $       8,498    $     8,576    $       8,269     $    2,385    $   2,891    $   2,046
      Interest cost                       14,537         13,317           12,275          2,421        2,735        2,269
      Expected return on
        plan assets                      (15,610)       (14,933)         (12,954)            -            -            -
      Amortization of
         transition obligation            (1,514)        (1,514)          (1,514)            -            -            -
      Amortization of
         unrecognized prior
         service costs                       632            632              632         (1,868)        (713)        (713)
      Amortization of loss
       from earlier periods                4,035          2,751             3,489           532          664          261
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Net periodic benefit
        cost                       $      10,578    $     8,829    $      10,197     $    3,470    $   5,577    $    3,863
                                      =============   ============    =============   ===========   ==========   ==========

       The following table presents the assumptions used in determining benefit obligations for the years ended December 31, 2005, 2004 and 2003:



                                              Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                      ---------------------------------------------   -------------------------------------
                                                Year Ended December 31,                     Year Ended December 31,
                                      ---------------------------------------------   -------------------------------------
                                          2005           2004             2003           2005         2004         2003
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Discount rate                      5.750%          6.00%            6.25%          5.750%       6.00%        6.25%
      Expected return on
        plan asset                       8.00%           8.00%            8.00%           -             -            -
      Rate of compensation
        increase                         3.19%           3.19%            3.44%           -             -            -


       The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

       Assumed healthcare cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 9.5% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014.

       The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:


                                                                                One Percentage            One Percentage
                                                                                Point Increase            Point Decrease
                                                                             ----------------------    ---------------------
      Increase (decrease) on total of service and interest cost
        on components                                                     $             400         $            (338)
      Increase (decrease) on post-retirement benefit obligation                       2,882                    (2,484)


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


      The following table presents how the Company's pension plan assets are invested at December 31, 2005 and 2004:


                                                                                             December 31,
                                                                             ----------------------------------------------
                        Asset Category:                                              2005                     2004
                                                                             ----------------------    --------------------
                          Equity securities                                           68%                       64%
                          Debt securities                                             27%                       29%
                          Real estate                                                  4%                        -
                          Other                                                        1%                        7%
                                                                             ----------------------    --------------------
                                 Total                                               100%                      100%
                                                                             ======================    ====================



       The following table presents the Company's target allocation for invested plan assets at December 31, 2006:



                        Asset Category:                                         December 31, 2006
                                                                            -----------------------
                          Equity securities                                            60%
                          Debt securities                                              30%
                          Other                                                        10%
                                                                            -----------------------
                                 Total                                                100%
                                                                            =======================

       The Company does not expect to make contributions to its pension plan during the year ended December 31, 2006.

       The investment objective of the defined benefit pension plan is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

       Supplemental executive retirement plan - The Company also provides supplemental executive retirement plans to certain key executives. This plan provides key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The Company's expense for this plan was $3,732, $3,183 and $3,290 for the years ended December 31, 2005, 2004 and
       2003, respectively. The liability associated with this plan was $35,348 and $29,378 at December 31, 2005 and 2004, respectively, and is included in other liabilities in the accompanying consolidated balance sheets.

      The following table summarizes changes in the benefit obligations and plan assets for the Company's supplemental executive retirement plans for the years ended December 31, 2005, 2004 and 2003:


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Change in projected benefit obligation:
      Benefit obligation, January 1                             $     36,299         $     30,441       $     29,873
      Service cost                                                       818                  767                611
      Interest cost                                                    2,147                1,871              2,022
      Plan amendments                                                  4,261                  318                 -
      Actuarial (gain) loss                                            3,186                3,617            (2,078)
      Special termination benefits                                       -                    225                954
      Benefits paid                                                     (940)                (940)              (941)
                                                                   ---------------      ---------------    ---------------
      Benefit obligation, December 31                           $     45,771       $       36,299     $       30,441
                                                                   ===============      ===============    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Change in plan assets:
      Fair value of plan assets, January 1                      $           -        $           -      $           -
      Employer contributions                                              940                  940                941
      Benefits paid                                                      (940)                (940)              (941)
                                                                   ---------------      ---------------    ---------------
      Fair value of plan assets, December 31                    $           -        $           -      $           -
                                                                   ===============      ===============    ===============


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Unfunded status                                           $     (45,771)       $     (36,299)     $     (30,441)
      Unrecognized net actuarial gain                                   8,327                5,310              1,718
      Unrecognized prior service cost                                   9,096                5,433              5,660
                                                                   ---------------      ---------------    ---------------
      Net amount recognized                                     $      (28,348)      $     (25,556)     $     (23,063)
                                                                   ===============      ===============    ===============

      Accrued benefit cost                                            (35,348)             (29,378)           (24,942)
      Intangible asset                                                  6,726                3,578              1,687
      Accumulated other comprehensive income                              274                  244                192
                                                                   ---------------      ---------------    ---------------
      Net amount recognized                                           (28,348)             (25,556)           (23,063)
                                                                   ===============      ===============    ===============
      Increase in minimum liability included
         in other comprehensive income                          $     178            $           -      $           -
                                                                   ===============      ===============    ===============



                                                       Expected Benefit Payments Year Ended December 31,
                                  --------------------------------------------------------------------------------------------
                                                                                                                    2011
                                                                                                                   Through
                                     2006            2007           2008           2009            2010             2015
                                  -----------     -----------    -----------    -----------     ------------    --------------
      Supplemental
         Executive
         Retirement Plan      $      2,167     $     2,379    $     2,196    $     2,511     $     2,698     $    15,796


       The following table presents the components of net periodic benefit cost for the years ended December 31, 2005, 2004 and 2003:



                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Components of net periodic benefit cost:
      Service cost                                              $          818       $          767     $         611
      Interest cost                                                      2,147                1,871             2,022
      Amortization of unrecognized prior service costs                     598                  545               545
      Amortization of loss from prior periods                              169                    -               112
                                                                   ---------------      ---------------    ---------------
      Net periodic benefit cost                                 $        3,732        $       3,183      $      3,290
                                                                   ===============      ===============    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table presents the assumptions used in determining benefit obligations for the years ended December 31, 2005, 2004 and 2003:


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Discount rate                                                     5.75%                6.00%              6.25%
      Rate of compensation increase                                     6.00%                6.00%              6.00%


       Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2005, 2004 and 2003 were $8,153, $7,522 and $6,646, respectively.

       The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $17,837 and $16,810 at December 31, 2005 and 2004, respectively. The participant deferrals earned interest at the average rate of 6.08% and 6.56% during the years ended December 31, 2005 and 2004, respectively. The interest rate is based on the Moody's Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.70% to 8.30% for retired participants. Interest expense related to this plan was $1,199, $1,184 and $1,087 for the years ended December 31, 2005, 2004 and
       2003, respectively.

       The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under
       Section 401 of the Internal Revenue Code.

       Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $6,055 and $6,339 at December 31, 2005 and 2004, respectively. The participant deferrals earned interest at the average rate of 4.50% during both years ended December 31, 2005 and 2004. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $282, $291 and $362 for the years ended December 31, 2005, 2004 and 2003, respectively.

       The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $10,633 and $9,246 at December 31, 2005 and 2004, respectively. Unrealized gains(losses) on invested participant deferrals were $542 and $963 for the years ended December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


13.     FEDERAL INCOME TAXES

       The following table presents a reconciliation between the statutory federal income tax rate and the Company's effective federal income tax rate for the years ended December 31, 2005, 2004 and 2003:


                                                                                 Year Ended December 31,
                                                                ----------------------------------------------------------
                                                                    2005                2004               2003
                                                                --------------      -------------     ----------------
      Statutory federal income tax rate                               35.0       %       35.0      %        35.0        %
      Income tax effect of:
        Reduction in tax contingency                                  (0.2)              (0.3)              (2.1)
        Investment income not subject to federal tax                  (1.0)              (1.3)              (2.1)
        Tax credits                                                   (3.8)              (2.4)               -
        State income taxes, net of federal benefit                     0.7                0.2                0.6
        Other, net                                                    (0.4)               0.3                1.2
                                                                --------------      -------------     ----------------
      Effective federal income tax rate                               30.3       %       31.5      %        32.6        %
                                                                ==============      =============     ================

       The Company has reduced its liability for tax contingencies in each of the last three years due to the completion of Internal Revenue Service examinations.

       Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2005 and 2004, are as follows:


                                                                                  December 31,
                                                      ----------------------------------------------------------------------
                                                                    2005                                 2004
                                                      --------------------------------      --------------------------------
                                                         Deferred          Deferred           Deferred           Deferred
                                                           Tax                Tax                Tax               Tax
                                                          Asset            Liability            Asset           Liability
                                                      ---------------    --------------     --------------     -------------
      Policyholder reserves                        $      427,604     $          -       $      334,357     $          -
      Deferred policy acquisition costs                       -              150,079                -              127,563
      Deferred acquisition cost proxy tax                 235,243                -              137,867                -
      Investment assets                                       -              106,973                -              242,297
      NOL carryforward                                    100,044                -                  -                  -
      Other                                                   -              315,794             36,481                -
                                                      ---------------    --------------     --------------     -------------
           Total deferred taxes                    $      762,891     $      572,846     $      508,705     $      369,860
                                                      ===============    ==============     ==============     =============

       Amounts presented for investment assets above include $2,539 and $75,726 related to the unrealized gains on the Company's fixed maturities, which are classified as available-for-sale at December 31, 2005 and 2004, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account at December 31, 2005 and 2004 was $0 and $7,742, respectively.

       The Company, together with certain of its subsidiaries, and GWL&A Financial have entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis. Certain other subsidiaries file their federal income tax returns separately.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Included in due from parent and affiliates at December 31, 2005 and 2004 is $13,661 and $38,789, respectively, of income taxes receivable from GWLA Financial related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheet at December 31, 2005 is $5,128 of income taxes receivable related to the separate federal income tax returns filed by certain subsidiaries and other state income tax receivables. Included in the consolidated balance sheet at December 31, 2004 is $33,337 of income tax liabilities related to the separate federal income tax returns filed by certain subsidiaries and other state income tax liabilities.

14.    SEGMENT INFORMATION

       The Company has two reportable business segments: Great-West Healthcare and Financial Services. The Great-West Healthcare segment markets and administers group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to individuals, public and not-for-profit employers and corporations, and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has its own unique distribution channels.

       The accounting policies of each of the segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       The following tables summarize segment financial information for the year ended and as of December 31, 2005:


                                                                              Year Ended December 31, 2005
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    -----------------
      Revenue:
       Premium income                                      $        678,333      $        546,803       $       1,225,136
       Fee income                                                   663,932               300,767                 964,699
       Net investment income                                         66,687             1,005,841               1,072,528
       Net realized gains on investments                             18,098                20,879                  38,977
                                                              ------------------    -------------------    ----------------
      Total revenue                                               1,427,050             1,874,290               3,301,340
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                     495,181             1,297,281               1,792,462
       Operating expenses                                           673,568               302,310                 975,878
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                 1,168,749             1,599,591               2,768,340
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                      258,301               274,699                 533,000
      Income taxes                                                   85,641                75,804                 161,445
                                                              ------------------    -------------------    ----------------
      Net income                                           $        172,660      $        198,895       $         371,555
                                                              ==================    ===================    ================

                                                                                   December 31, 2005
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Assets:                                                    Healthcare              Services               Total
      -------                                                 ------------------    -------------------    ----------------
      Investments                                          $        2,033,463    $       18,509,321     $      20,542,784
      Other assets                                                    277,996             2,502,910             2,780,906
      Separate account assets                                          -                 14,455,710            14,455,710
                                                              ------------------    -------------------    ----------------
      Total assets                                         $        2,311,459    $       35,467,941     $      37,779,400
                                                              ==================    ===================    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       The following tables summarize segment financial information for the year ended and as of December 31, 2004:


                                                                              Year Ended December 31, 2004
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    ----------------
      Revenue:
       Premium income                                      $        261,957      $        409,111       $         671,068
       Fee income                                                   649,113               266,531                 915,644
       Net investment income                                         46,253               987,054               1,033,307
       Net realized gains on investments                             15,248                42,699                  57,947
                                                              ------------------    -------------------    ----------------
      Total revenue                                                 972,571             1,705,395               2,677,966
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                      68,306             1,165,307               1,233,613
       Operating expenses                                           680,563               287,150                 967,713
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                   748,869             1,452,457               2,201,326
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                      223,702               252,938                 476,640
      Income taxes                                                   74,541                75,679                 150,220
                                                              ------------------    -------------------    ----------------
      Net income                                           $        149,161      $        177,259       $         326,420
                                                              ==================    ===================    ================


                                                                                   December 31, 2004
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Assets:                                                    Healthcare              Services               Total
      -------                                                 ------------------    -------------------    ----------------
      Investments                                          $        1,564,147    $       18,098,325     $      19,662,472
      Other assets                                                    276,778             2,998,700             3,275,478
      Separate account assets                                          -                 14,155,397            14,155,397
                                                              ------------------    -------------------    ----------------
      Total assets                                         $        1,840,925    $       35,252,422     $      37,093,347
                                                              ==================    ===================    ================


       The following tables summarize segment financial information for the year ended and as of December 31, 2003:


                                                                              Year Ended December 31, 2003
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    ----------------
      Revenue:
       Premium income                                      $         838,194     $        1,414,703     $       2,252,897
       Fee income                                                    607,369                232,703               840,072
       Net investment income                                          72,191                916,209               988,400
       Net realized gains on investments                              10,340                 29,220                39,560
                                                              ------------------    -------------------    ----------------
      Total revenue                                                1,528,094              2,592,835             4,120,929
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                      567,603              2,116,001             2,683,604
       Operating expenses                                            699,146                266,538               965,684
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                  1,266,749              2,382,539             3,649,288
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                       261,345                210,296               471,641
      Income taxes                                                    88,104                 65,516               153,620
                                                              ------------------    -------------------    ----------------
      Net income                                           $         173,241     $          144,780     $         318,021
                                                              ==================    ===================    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       The following table, which summarizes premium and fee income by segment, presents supplemental information for the years ended December 31, 2005, 2004 and 2003:


                                                                                Year Ended December 31,
                                                              -------------------------------------------------------------
                                                                    2005                   2004                 2003
                                                              ------------------    -------------------    ----------------
      Premium Income:
      Great-West Healthcare:
      Group Life & Health                                  $        678,333      $        261,957       $        838,194
                                                              ------------------    -------------------    ----------------
           Total Great-West Healthcare                              678,333               261,957                838,194
                                                              ------------------    -------------------    ----------------
      Financial Services:
      Retirement Services                                             6,277                 1,640                    824
      Individual Markets                                            540,526               407,471              1,413,879
                                                              -------------------    ----------------      ----------------

           Total Financial Services                                 546,803               409,111              1,414,703
                                                              ------------------    -------------------    ----------------
      Total premium income                                 $      1,225,136      $        671,068       $      2,252,897
                                                              ==================    ===================    ================

                                                                                Year Ended December 31,
                                                              -------------------------------------------------------------
                                                                    2005                   2004                 2003
                                                              -----------------      ------------------    ----------------
      Fee Income:
      Great-West Healthcare:
      Group Life & Health (uninsured plans)                $        663,932       $        649,113      $        607,369
                                                              -----------------      ------------------    ----------------
           Total Great-West Healthcare                              663,932                649,113               607,369
                                                              -----------------      ------------------    ----------------
      Financial Services:
      Retirement Services                                           258,064                226,958               199,374
      Individual Markets                                             42,703                 39,573                33,329
                                                              -----------------      ------------------    ----------------
           Total Financial Services                                 300,767                266,531               232,703
                                                              -----------------      ------------------    ----------------
      Total fee income                                     $        964,699       $        915,644      $        840,072
                                                              =================      ==================    ================

15.    STOCK OPTIONS

       Lifeco has a stock option plan (the "Lifeco plan") that provides for the granting of options on its common shares to certain officers and employees of its subsidiaries, including the Company. Options may be granted with exercise prices not less than the market price of the shares on the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The common stock of Lifeco split on a two-for-one basis on October 4, 2004. The 2003 amounts have been restated to reflect the two-for-one stock split. As of December 31, 2005 stock available for award to Company employees under the Lifeco plan was 2,743,588 shares.

       The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vested and became exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. 200,000 variable options granted in 2003 became exercisable at December 31, 2005, and accordingly, the Company disclosed compensation expense in accordance with APB No. 25. For these options that became exercisable, the exercise period expires ten years from the date of grant.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding and the weighted-average exercise price (the "WAEP") for 2005, 2004 and 2003. As the options granted relate to stock traded on the Toronto Stock Exchange, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                                    2005                           2004                         2003
                                          -------------------------      --------------------------   --------------------------
                                             Options         WAEP          Options          WAEP        Options          WAEP
                                          --------------   ---------     -------------    ---------   -------------     --------
      Outstanding, January 1                  6,274,204  $   11.87           7,754,314 $    10.29         8,894,290  $     6.83
         Granted                                742,000      24.34             242,000      18.96         1,706,000       13.41
         Exercised                              800,083       8.85           1,248,834       6.65           972,352        5.43
         Expired or canceled                    175,400      16.09             473,276      14.36         1,873,624        6.98
                                          --------------   ---------     -------------    ---------   -------------     --------
      Outstanding, December 31                6,040,721      14.04           6,274,204 $    11.87         7,754,314  $    10.29
                                          ==============   =========     =============    =========   =============     ========
      Options exercisable,
         December 31                          4,213,821  $   11.45           4,195,804 $     9.98         4,554,584  $     8.09
                                          ==============   =========     =============    =========   =============     ========

                                                                         Year Ended December 31,
                                          ---------------------------------------------------------------------------------------
                                                    2005                          2004                           2003
                                          -------------------------    ----------------------------   ---------------------------
                                            Options          WAEP          Options          WAEP        Options           WAEP
                                          -------------     --------   -------------     ---------    -------------     ---------
       Weighted average
          fair value of options
          granted during year                 742,000   $      5.10           242,000  $     4.80        1,706,000  $      3.49
                                          =============     ========     =============    =========   =============     =========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2005:



                                                                    December 31, 2005
                                 ----------------------------------------------------------------------------------------
                                                    Outstanding                                   Exercisable
                                 --------------------------------------------------     ---------------------------------
                                                       Average          Average                               Average
             Exercise                Options             Life           Exercise            Options           Exercise
           Price Range             Outstanding        Remaining          Price            Outstanding          Price
       ---------------------     ----------------    -------------    -------------     ----------------    -------------
          $3.62 - $6.94                434,700           1.15      $       5.74               434,700    $        5.74
          $7.16 - $11.51             2,121,704           4.07              9.48             2,121,704             9.48
         $14.65 - $17.80             2,570,317           6.44             15.52             1,623,017            15.34
         $20.66 - $25.50               914,000           9.61             24.43                34,400            21.21

       Of the exercisable Lifeco options, 3,690,421 relate to fixed option grants and 523,400 relate to variable option grants.

       The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:


                                                                        Granted During the Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                       2005               2004                 2003
                                                                 -----------------   ----------------    -----------------
      Dividend yield                                                  2.97%               2.58%                2.81%
      Expected volatility                                            21.13%              24.64%               26.21%
      Risk free interest rate                                         4.01%               4.33%                4.48%
      Expected duration                                             7.0 years           6.7 years           7.0 years


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


16.    OBLIGATIONS RELATING TO DEBT AND LEASES

       The Company enters into operating leases primarily for office space. The following table shows, as of December 31, 2005, scheduled related party debt repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2006 through 2010 and thereafter.


                                                                     Year Ended December 31,
                                     ----------------------------------------------------------------------------------------
                                       2006          2007            2008          2009            2010         Thereafter
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Related party notes         $    25,000   $       -      $       -      $       -      $        -     $      195,000
      Operating leases                 24,490       20,820           20,089       18,407            8,144            1,934
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Total contractual
        obligations               $    49,490   $   20,820     $     20,089   $   18,407     $      8,144   $      196,934
                                     ==========    ==========     ===========    ==========     ===========    ==============

17.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

      During 2002, the Company entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes. The agreement was extended by an amended agreement on May 26, 2005. The credit facility matures on May 26, 2010. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires the Company to maintain a minimum adjusted net worth of $900,000 plus 50% of its net income, if positive (both compiled by the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2005. The Company had no borrowings under the credit facility at either December 31, 2005 or 2004.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  SCHEDULE III
                       SUPPLEMENTAL INSURANCE INFORMATION
                                 (In Thousands)


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2005                        Segment              Segment              Total
----------------------------------------------                     -----------------    ----------------    ----------------
Deferred policy acquisition costs                               $          -         $       335,406     $       335,406
Future policy benefits, losses, claims, expenses                        302,718           17,871,131          18,173,849
Unearned premiums                                                        49,435                  480              49,915
Other policy claims and benefits payable                                588,091              423,049           1,011,140
Premium income                                                          678,333              546,803           1,225,136
Net investment income                                                    66,687            1,005,841           1,072,528
Benefits, claims, losses and settlement expenses                        495,181            1,297,281           1,792,462
Amortization of deferred policy acquisition costs                          -                  47,496              47,496
Other operating expenses                                                673,568              302,310             975,878


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2004                        Segment              Segment              Total
----------------------------------------------                    -----------------    ----------------    ----------------
Deferred policy acquisition costs                               $          -         $       301,603     $       301,603
Future policy benefits, losses, claims, expenses                        317,532           17,580,118          17,897,650
Unearned premiums                                                        44,237                  432              44,669
Other policy claims and benefits payable                                564,623              434,622             999,245
Premium income                                                          261,957              409,111             671,068
Net investment income                                                    46,253              987,054           1,033,307
Benefits, claims, losses and settlement expenses                         68,306            1,165,307           1,233,613
Amortization of deferred policy acquisition costs                          -                  40,536              40,536
Other operating expenses                                                680,563              287,150             967,713


                                                                                          Financial
                                                                     Healthcare           Services
For the year ended December 31, 2003                                  Segment              Segment              Total
------------------------------------                             -----------------    ----------------    ----------------
Premium income                                                  $       838,194      $     1,414,703     $     2,252,897
Net investment income                                                    72,191              916,209             988,400
Benefits, claims, losses and settlement expenses                        567,603            2,116,001           2,683,604
Amortization of deferred policy acquisition costs                          -                  36,283              36,283
Other operating expenses                                                699,146              266,538             965,684




                                       3












                          FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED
              DECEMBER 31, 2004 AND 2005 AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM







 FutureFunds Series Account of Great-West Life & Annuity Insurance Company Financial Statements for the Years Ended December 31, 2005 and 2004 and Report of Independent Registered Public Accounting Firm





FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                 AIM BLUE CHIP  AIM SMALL CAP       ALGER        ALGER         AMERICAN     AMERICAN
                                                    PORTFOLIO  GROWTH PORTFOLIO   AMERICAN     AMERICAN         CENTURY      CENTURY
                                                                                  BALANCED      MIDCAP       EQUITY INCOME  INCOME &
                                                                                 PORTFOLIO      GROWTH         PORTFOLIO     GROWTH
                                                                                               PORTFOLIO                   PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ------------   ------------  -------------  ------------   ------------  --------
ASSETS:
    Investments at market value (1)              $   1,098,196  $   1,842,135 $    4,575,248 $  19,736,430  $   9,979,691 $  467,861
    Investment income due and accrued
    Purchase payments receivable                            40                                                     15,411
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

       Total assets                                  1,098,236      1,842,135      4,575,248    19,736,430      9,995,102    467,861
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------
LIABILITIES:
    Redemptions payable                                                   217          2,457        14,532
    Due to Great West Life & Annuity Insurance Company     291            487          1,286         5,390          2,480         87
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

       Total liabilities                                   291            704          3,743        19,922          2,480         87
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

NET ASSETS                                       $   1,097,945  $   1,841,431 $    4,571,505 $  19,716,508  $   9,992,622 $  467,774
                                                   ============   ============  =============  ============   ============  ========
                                                   ============   ============  =============  ============   ============  ========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   1,097,945  $   1,841,431 $    4,571,505 $  19,716,508  $   9,992,622 $  467,774
    Contracts in payout phase
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

NET ASSETS                                       $   1,097,945  $   1,841,431 $    4,571,505 $  19,716,508  $   9,992,622 $  467,774
                                                   ============   ============  =============  ============   ============  ========
                                                   ============   ============  =============  ============   ============  ========

ACCUMULATION UNITS OUTSTANDING                         172,966        157,996        382,917     1,315,856        607,799     45,337

UNIT VALUE (ACCUMULATION)                        $        6.35  $       11.65 $        11.94 $       14.98  $       16.44 $    10.32
                                                   ============   ============  =============  ============   ============  ========
                                                   ============   ============  =============  ============   ============  ========

(1) Cost of investments:                         $   1,147,960  $   1,773,105 $    4,116,961 $  17,121,898  $   9,770,166 $  447,111
    Shares of investments:                              91,212         66,962        316,845       901,207      1,276,175     15,426


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  FEDERATED
                                                   ARTISAN         CAPITAL      FIDELITY VIP FIDELITY VIP FRANKLIN SMALL
                                                INTERNATIONAL   APPRECIATION     CONTRAFUND     GROWTH      CAP GROWTH     INVESCO
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO   PORTFOLIO       FUND I   DYNAMICS FUND
                                               --------------  --------------- ------------- ------------ -------------- -----------
ASSETS:
    Investments at market value (1)              $   8,746,625  $ 5,044,097 $   31,258,944 $ 103,729,971  $  157,483 $    2,428,576
    Investment income due and accrued
    Purchase payments receivable                        19,575        5,000                       33,771
    Due from Great West Life & Annuity Insurance Company
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

       Total assets                                  8,766,200    5,049,097     31,258,944   103,763,742     157,483      2,428,576
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

LIABILITIES:
    Redemptions payable                                                             12,730                                      216
    Due to Great West Life & Annuity Insurance Company   2,291        1,230          8,235        26,582          29            665
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

       Total liabilities                                 2,291        1,230         20,965        26,582          29            881
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET ASSETS                                       $   8,763,909  $ 5,047,867 $   31,237,979 $ 103,737,160  $  157,454 $    2,427,695
                                                   ============  ===========  =============  ============  ==========  =============
                                                   ============  ===========  =============  ============  ==========  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   8,763,909  $ 5,047,867 $   31,237,979 $ 103,737,160  $  157,454 $    2,427,695
    Contracts in payout phase
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET ASSETS                                       $   8,763,909  $ 5,047,867 $   31,237,979 $ 103,737,160  $  157,454 $    2,427,695
                                                   ============  ===========  =============  ============  ==========  =============
                                                   ============  ===========  =============  ============  ==========  =============

ACCUMULATION UNITS OUTSTANDING                         878,648      470,524      1,826,553     5,428,840      19,978        388,761

UNIT VALUE (ACCUMULATION)                        $        9.97  $     10.73 $        17.10 $       19.11  $     7.88 $         6.24
                                                   ============  ===========  =============  ============  ==========  =============
                                                   ============  ===========  =============  ============  ==========  =============

(1) Cost of investments:                         $   6,988,959  $ 4,595,763 $   24,194,599 $ 118,551,389  $  141,773 $    1,648,740
    Shares of investments:                             345,580      201,120      1,007,378     3,078,041       4,175        133,365


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 JANUS ASPEN
                                                   SERIES
                                                  WORLDWIDE                                       JANUS
                                                   GROWTH                        JANUS TWENTY   WORLDWIDE   JENSEN    LIBERTY ASSET
                                                  PORTFOLIO      JANUS FUND        PORTFOLIO    PORTFOLIO  PORTFOLIO ALLOCATION FUND
                                                --------------- --------------  ------------- ----------- ---------- ---------------


ASSETS:
    Investments at market value (1)              $   2,192,818  $     114,508 $    6,921,001 $   3,418,829  $   1,446,686 $  312,936
    Investment income due and accrued
    Purchase payments receivable                                                                                    3,734
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

       Total assets                                  2,192,818        114,508      6,921,001     3,418,829      1,450,420    312,936
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

LIABILITIES:
    Redemptions payable                                 11,372                           348           762
    Due to Great West Life & Annuity Insurance Company     475             21          1,885           891            372         58
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

       Total liabilities                                11,847             21          2,233         1,653            372         58
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

NET ASSETS                                       $   2,180,971  $     114,487 $    6,918,768 $   3,417,176  $   1,450,048 $  312,878
                                                   ============   ============  =============  ============   ============  ========
                                                   ============   ============  =============  ============   ============  ========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   2,180,971  $     114,487 $    6,918,768 $   3,417,176  $   1,450,048 $  312,878
    Contracts in payout phase
                                                   ------------   ------------  -------------  ------------   ------------  --------
                                                   ------------   ------------  -------------  ------------   ------------  --------

NET ASSETS                                       $   2,180,971  $     114,487 $    6,918,768 $   3,417,176  $   1,450,048 $  312,878
                                                   ============   ============  =============  ============   ============  ========
                                                   ============   ============  =============  ============   ============  ========

ACCUMULATION UNITS OUTSTANDING                         178,432         18,078      1,105,371       559,298        139,806     24,427

UNIT VALUE (ACCUMULATION)                        $       12.22  $        6.33 $         6.26 $        6.11  $       10.37 $    12.81
                                                   ============   ============  =============  ============   ============  ========
                                                   ============   ============  =============  ============   ============  ========

(1) Cost of investments:                         $   2,354,025  $     104,961 $    5,319,491 $   3,180,849  $   1,436,157 $  289,825
    Shares of investments:                              78,427          4,485        141,476        78,884         60,913     20,320


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                        LM          MAXIM
                                                  INSTITUTIONAL   AGGRESSIVE  MAXIM ARIEL    MAXIM ARIEL   MAXIM BERNSTEIN
                                                  ADVISORS VALUE  PROFILE I  MIDCAP VALUE     SMALL-CAP     INTERNATIONAL MAXIM BOND
                                                   PORTFOLIO      PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO EQUITY PORTFOLIO   INDEX
                                                                                                                           PORTFOLIO
                                                 ---------------  ---------- -------------- --------------- -------------- ---------
ASSETS:
    Investments at market value (1)              $  10,433,208  $  86,717,169 $ 68,938,769 $  63,598,694  $  43,126,487 $ 11,570,201
    Investment income due and accrued                                                             13,420
    Purchase payments receivable                                      132,434        9,587        42,038         17,973       20,390
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ------------  -----------  ------------   ------------ -----------
                                                   ------------   ------------  -----------  ------------   ------------ -----------

       Total assets                                 10,433,208     86,849,603   68,948,356    63,654,152     43,144,460   11,590,591
                                                   ------------   ------------  -----------  ------------   ------------ -----------
                                                   ------------   ------------  -----------  ------------   ------------ -----------

LIABILITIES:
    Redemptions payable                                 17,440
    Due to Great West Life & Annuity Insurance Company   2,845          3,749       17,891         4,625         11,258        2,721
                                                   ------------   ------------  -----------  ------------   ------------ -----------
                                                   ------------   ------------  -----------  ------------   ------------ -----------

       Total liabilities                                20,285          3,749       17,891         4,625         11,258        2,721
                                                   ------------   ------------  -----------  ------------   ------------ -----------
                                                   ------------   ------------  -----------  ------------   ------------ -----------

NET ASSETS                                       $  10,412,923  $  86,845,854 $ 68,930,465 $  63,649,527  $  43,133,202 $ 11,587,870
                                                   ============   ============  ===========  ============   ============ ===========
                                                   ============   ============  ===========  ============   ============ ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  10,412,923  $  86,845,854 $ 68,930,465 $  63,649,527  $  43,133,202 $ 11,587,870
    Contracts in payout phase
                                                   ------------   ------------  -----------  ------------   ------------ -----------
                                                   ------------   ------------  -----------  ------------   ------------ -----------

NET ASSETS                                       $  10,412,923  $  86,845,854 $ 68,930,465 $  63,649,527  $  43,133,202 $ 11,587,870
                                                   ============   ============  ===========  ============   ============ ===========
                                                   ============   ============  ===========  ============   ============ ===========

ACCUMULATION UNITS OUTSTANDING                         743,468      5,227,483    2,307,620     2,696,538      2,196,029      899,270

UNIT VALUE (ACCUMULATION)                        $       14.01  $       16.61 $      29.87 $       23.60  $       19.64 $      12.89
                                                   ============   ============  ===========  ============   ============ ===========
                                                   ============   ============  ===========  ============   ============ ===========

(1) Cost of investments:                         $   8,718,962  $  76,310,718 $ 55,715,322 $  59,951,321  $  41,574,357 $ 12,285,307
    Shares of investments:                             140,099      7,367,644    3,053,090     5,039,516      3,358,761      922,664


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        MAXIM LOOMIS
                                                    MAXIM                                                                  SAYLES
                                                 CONSERVATIVE                                               MAXIM LOOMIS SMALL-CAP
                                                  PROFILE I     MAXIM GROWTH     MAXIM INDEX  MAXIM INVESCO  SAYLES BOND   VALUE
                                                  PORTFOLIO    INDEX PORTFOLIO  600 PORTFOLIO ADR PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                 ------------- --------------- -------------- ------------- ------------------------



ASSETS:
    Investments at market value (1)              $  35,809,415  $  17,856,173 $ 22,964,343 $  12,465,071  $  51,856,577 $ 10,516,947
    Investment income due and accrued                                                4,634         5,564
    Purchase payments receivable                        40,723                      10,133                       84,874        6,610
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

       Total assets                                 35,850,138     17,856,173   22,979,110    12,470,635     51,941,451   10,523,557
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

LIABILITIES:
    Redemptions payable                                                14,567                      2,964
    Due to Great West Life & Annuity Insurance Company   2,219          4,853        5,677         2,534          6,348        2,505
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

       Total liabilities                                 2,219         19,420        5,677         5,498          6,348        2,505
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

NET ASSETS                                       $  35,847,919  $  17,836,753 $ 22,973,433 $  12,465,137  $  51,935,103 $ 10,521,052
                                                   ============   ============  ===========  ============   ============  ==========
                                                   ============   ============  ===========  ============   ============  ==========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  35,847,919  $  17,836,753 $ 22,973,433 $  12,465,137  $  51,935,103 $ 10,521,052
    Contracts in payout phase
                                                   ------------   ------------  -----------  ------------   ------------  ----------
                                                   ------------   ------------  -----------  ------------   ------------  ----------

NET ASSETS                                       $  35,847,919  $  17,836,753 $ 22,973,433 $  12,465,137  $  51,935,103 $ 10,521,052
                                                   ============   ============  ===========  ============   ============  ==========
                                                   ============   ============  ===========  ============   ============  ==========

ACCUMULATION UNITS OUTSTANDING                       2,394,790      1,536,476      967,533       739,174      2,490,248      566,932

UNIT VALUE (ACCUMULATION)                        $       14.97  $       11.61 $      23.74 $       16.86  $       20.86 $      18.56
                                                   ============   ============  ===========  ============   ============  ==========
                                                   ============   ============  ===========  ============   ============  ==========

(1) Cost of investments:                         $  34,986,155  $  19,953,188 $ 18,246,155 $  10,371,598  $  50,217,233 $  9,780,925
    Shares of investments:                           3,510,727      1,064,134    2,231,715       667,295      4,339,463      524,275


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                     MAXIM         MAXIM
                                                                  MODERATELY    MODERATELY                             MAXIM T. ROWE
                                                  MAXIM MODERATE  AGGRESSIVE   CONSERVATIVE MAXIM MONEY                    PRICE
                                                     PROFILE I     PROFILE I     PROFILE I     MARKET     MAXIM STOCK  EQUITY/INCOME
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO  INDEX PORTFOLIO  PORTFOLIO
                                                  --------------- ----------- ------------- ----------- --------------- ------------


ASSETS:
    Investments at market value (1)              $ 217,817,702  $ 197,765,623 $47,970,090 $  99,336,374  $ 358,974,465 $96,116,568
    Investment income due and accrued                                                            27,393
    Purchase payments receivable                       519,012        337,790     103,680       158,813                     28,757
    Due from Great West Life & Annuity Insurance Company                                                       149,748      12,339
                                                   ------------   ------------ -----------  ------------   ------------ -----------
                                                   ------------   ------------ -----------  ------------   ------------ -----------

       Total assets                                218,336,714    198,103,413  48,073,770    99,522,580    359,124,213  96,157,664
                                                   ------------   ------------ -----------  ------------   ------------ -----------
                                                   ------------   ------------ -----------  ------------   ------------ -----------

LIABILITIES:
    Redemptions payable                                                                                        195,572
    Due to Great West Life & Annuity Insurance Company  13,409          9,174       2,717       186,381         96,595      26,497
                                                   ------------   ------------ -----------  ------------   ------------ -----------
                                                   ------------   ------------ -----------  ------------   ------------ -----------

       Total liabilities                                13,409          9,174       2,717       186,381        292,167      26,497
                                                   ------------   ------------ -----------  ------------   ------------ -----------
                                                   ------------   ------------ -----------  ------------   ------------ -----------

NET ASSETS                                       $ 218,323,305  $ 198,094,239 $48,071,053 $  99,336,199  $ 358,832,046 $96,131,167
                                                   ============   ============ ===========  ============   ============ ===========
                                                   ============   ============ ===========  ============   ============ ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $ 218,323,305  $ 198,094,239 $48,071,053 $  98,900,000  $ 358,463,544 $96,088,456
    Contracts in payout phase                                                                   436,199        368,502      42,711
                                                   ------------   ------------ -----------  ------------   ------------ -----------
                                                   ------------   ------------ -----------  ------------   ------------ -----------

NET ASSETS                                       $ 218,323,305  $ 198,094,239 $48,071,053 $  99,336,199  $ 358,832,046 $96,131,167
                                                   ============   ============ ===========  ============   ============ ===========
                                                   ============   ============ ===========  ============   ============ ===========

ACCUMULATION UNITS OUTSTANDING                      13,814,356     12,050,084   3,246,149     5,881,518      9,817,149   3,770,439

UNIT VALUE (ACCUMULATION)                        $       15.80  $       16.44 $     14.81 $       16.82  $       36.51 $     25.48
                                                   ============   ============ ===========  ============   ============ ===========
                                                   ============   ============ ===========  ============   ============ ===========

(1) Cost of investments:                         $ 204,221,665  $ 181,560,849 $46,028,366 $  99,336,374  $ 437,556,802 $91,593,041
    Shares of investments:                          19,910,210     17,257,035   4,594,836    99,336,374     16,877,032   5,384,682


The accompanying notes are an integral part of these financial statements.                                             (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  MAXIM T. ROWE MAXIM TRUSCO     MAXIM U.S.                            OPPENHEIMER
                                                  PRICE MIDCAP    SMALL-CAP      GOVERNMENT  MAXIM VALUE MFS STRATEGIC   CAPITAL
                                                     GROWTH        GROWTH        SECURITIES     INDEX       GROWTH    APPRECIATION
                                                    PORTFOLIO     PORTFOLIO       PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                  ------------- -------------   ------------ ----------- ------------ --------------
ASSETS:
    Investments at market value (1)              $  86,278,644  $  36,530,733 $   41,552,039 $   8,680,186  $ 362,541 $    3,230,530
    Investment income due and accrued                                                                2,783
    Purchase payments receivable                       132,968                        32,016         2,432          7
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ------------  -------------  ------------  ---------  ------------
                                                   ------------   ------------  -------------  ------------  ---------  ------------

       Total assets                                 86,411,612     36,530,733     41,584,055     8,685,401    362,548      3,230,530
                                                   ------------   ------------  -------------  ------------  ---------  ------------
                                                   ------------   ------------  -------------  ------------  ---------  ------------

LIABILITIES:
    Redemptions payable                                                15,007                                                  4,544
    Due to Great West Life & Annuity Insurance Company   7,206          9,500         10,954         2,243         96            867
                                                   ------------   ------------  -------------  ------------  ---------  ------------
                                                   ------------   ------------  -------------  ------------  ---------  ------------

       Total liabilities                                 7,206         24,507         10,954         2,243         96          5,411
                                                   ------------   ------------  -------------  ------------  ---------  ------------
                                                   ------------   ------------  -------------  ------------  ---------  ------------

NET ASSETS                                       $  86,404,406  $  36,506,226 $   41,573,101 $   8,683,158  $ 362,452 $    3,225,119
                                                   ============   ============  =============  ============  =========  ============
                                                   ============   ============  =============  ============  =========  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  86,404,406  $  36,506,226 $   41,573,101 $   8,683,158  $ 362,452 $    3,225,119
    Contracts in payout phase
                                                   ------------   ------------  -------------  ------------  ---------  ------------
                                                   ------------   ------------  -------------  ------------  ---------  ------------

NET ASSETS                                       $  86,404,406  $  36,506,226 $   41,573,101 $   8,683,158  $ 362,452 $    3,225,119
                                                   ============   ============  =============  ============  =========  ============
                                                   ============   ============  =============  ============  =========  ============

ACCUMULATION UNITS OUTSTANDING                       3,794,623      1,762,550      2,433,530       605,246     34,279        292,686

UNIT VALUE (ACCUMULATION)                        $       22.77  $       20.71 $        17.08 $       14.35  $   10.57 $        11.02
                                                   ============   ============  =============  ============  =========  ============
                                                   ============   ============  =============  ============  =========  ============

(1) Cost of investments:                         $  73,751,021  $  41,556,692 $   42,650,333 $   8,003,792  $ 334,169 $    2,906,921
    Shares of investments:                           4,719,838      2,169,283      3,847,411       581,782     18,942         75,286


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RS                     STI CLASSIC
                                                    OPPENHEIMER  PIMCO TOTAL      PIONEER     DIVERSIFIED    RS EMERGING   SMALL-CAP
                                                     GLOBAL A      RETURN      EQUITY-INCOME     GROWTH        GROWTH       GROWTH
                                                     PORTFOLIO    PORTFOLIO    VCT PORTFOLIO   PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                   ------------- ------------ -------------- ------------- ------------- -----------


ASSETS:
    Investments at market value (1)              $   6,693,142  $  10,428,559 $    1,991,997 $  657,088  $   3,182,528 $  1,970,113
    Investment income due and accrued                                  40,360
    Purchase payments receivable                        33,256          6,928          8,161                                 19,899
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ------------  -------------  ---------   ------------ ------------
                                                   ------------   ------------  -------------  ---------   ------------ ------------

       Total assets                                  6,726,398     10,475,847      2,000,158    657,088      3,182,528    1,990,012
                                                   ------------   ------------  -------------  ---------   ------------ ------------
                                                   ------------   ------------  -------------  ---------   ------------ ------------

LIABILITIES:
    Redemptions payable                                                                                            101
    Due to Great West Life & Annuity Insurance Company   1,601          2,760            497        171            861          469
                                                   ------------   ------------  -------------  ---------   ------------ ------------
                                                   ------------   ------------  -------------  ---------   ------------ ------------

       Total liabilities                                 1,601          2,760            497        171            962          469
                                                   ------------   ------------  -------------  ---------   ------------ ------------
                                                   ------------   ------------  -------------  ---------   ------------ ------------

NET ASSETS                                       $   6,724,797  $  10,473,087 $    1,999,661 $  656,917  $   3,181,566 $  1,989,543
                                                   ============   ============  =============  =========   ============ ============
                                                   ============   ============  =============  =========   ============ ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   6,724,797  $  10,473,087 $    1,999,661 $  656,917  $   3,181,566 $  1,989,543
    Contracts in payout phase
                                                   ------------   ------------  -------------  ---------   ------------ ------------
                                                   ------------   ------------  -------------  ---------   ------------ ------------

NET ASSETS                                       $   6,724,797  $  10,473,087 $    1,999,661 $  656,917  $   3,181,566 $  1,989,543
                                                   ============   ============  =============  =========   ============ ============
                                                   ============   ============  =============  =========   ============ ============

ACCUMULATION UNITS OUTSTANDING                         497,525        901,313        163,530     58,944        579,956      167,417

UNIT VALUE (ACCUMULATION)                        $       13.52  $       11.62 $        12.23 $    11.14  $        5.49        11.88
                                                   ============   ============  =============  =========   ============ ============
                                                   ============   ============  =============  =========   ============ ============

(1) Cost of investments:                         $   6,178,298  $  10,683,574 $    1,782,474 $  648,039  $   2,684,081 $  2,050,359
    Shares of investments:                             100,347        993,196         93,215     29,426         97,683       93,949


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         TOTAL FUTUREFUNDS
                                                                                                           SERIES ACCOUNT
                                                                                                           -------------
                                                                                                           -------------


ASSETS:
    Investments at market value (1)                                                                      $ 1,858,864,011
    Investment income due and accrued                                                                            94,154
    Purchase payments receivable                                                                              1,826,012
    Due from Great West Life & Annuity Insurance Company                                                        162,087
                                                                                                           -------------
                                                                                                           -------------

       Total assets                                                                                        1,860,946,264
                                                                                                           -------------
                                                                                                           -------------

LIABILITIES:
    Redemptions payable                                                                                         292,829
    Due to Great West Life & Annuity Insurance Company                                                          491,978
                                                                                                           -------------
                                                                                                           -------------

       Total liabilities                                                                                        784,807
                                                                                                           -------------
                                                                                                           -------------

NET ASSETS                                                                                               $ 1,860,161,457
                                                                                                           =============
                                                                                                           =============

NET ASSETS REPRESENTED BY:
    Accumulation units                                                                                   $ 1,859,314,045
    Contracts in payout phase                                                                                   847,412
                                                                                                           -------------
                                                                                                           -------------

NET ASSETS                                                                                               $ 1,860,161,457
                                                                                                           =============
                                                                                                           =============

ACCUMULATION UNITS OUTSTANDING

UNIT VALUE (ACCUMULATION)

(1) Cost of investments:                                                                                 $ 1,854,821,823
    Shares of investments:


The accompanying notes are an integral part of these financial statements.                                   (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ALGER                    AMERICAN      AMERICAN
                                                                 AIM SMALL CAP AMERICAN ALGER AMERICAN CENTURY EQUITY CENTURY INCOME
                                                   AIM BLUE CHIP     GROWTH     BALANCED  MIDCAP GROWTH    INCOME       & GROWTH
                                                     PORTFOLIO      PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                  -------------- ------------- --------- ------------- ------------- ---------------


INVESTMENT INCOME:
    Dividends                                    $         304 $            0 $     80,428 $           0 $    202,046 $      10,356

EXPENSES:
    Mortality and expense risk                          13,049         23,340       54,245       209,134       97,105         4,218
                                                   ------------  -------------  -----------  ------------  -----------  ------------
                                                   ------------  -------------  -----------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)                           (12,745)       (23,340)      26,183      (209,134)     104,941         6,138
                                                   ------------  -------------  -----------  ------------  -----------  ------------
                                                   ------------  -------------  -----------  ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        (38,970)       168,746       57,041       201,465      159,050        33,693
    Realized gain distributions                              0        143,399            0       715,208      396,545        18,305
                                                   ------------  -------------  -----------  ------------  -----------  ------------
                                                   ------------  -------------  -----------  ------------  -----------  ------------

    Net realized gain (loss)                           (38,970)       312,145       57,041       916,673      555,595        51,998
                                                   ------------  -------------  -----------  ------------  -----------  ------------
                                                   ------------  -------------  -----------  ------------  -----------  ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   66,395       (130,524)     229,719       846,781     (507,809)      (35,844)
                                                   ------------  -------------  -----------  ------------  -----------  ------------
                                                   ------------  -------------  -----------  ------------  -----------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      14,680 $      158,281 $    312,943 $   1,554,320 $    152,727 $      22,292
                                                   ============  =============  ===========  ============  ===========  ============
                                                   ============  =============  ===========  ============  ===========  ============


INVESTMENT INCOME RATIO (2005)                           0.03%                       1.68%                      2.12%         1.84%
                                                   ============                 ===========                ===========  ============
                                                   ============                 ===========                ===========  ============

INVESTMENT INCOME RATIO (2004)                                                       1.52%                      2.48%         2.17%
                                                                                ===========                ===========  ============
                                                                                ===========                ===========  ============

INVESTMENT INCOME RATIO (2003)                                                       2.16%                      3.09%         1.88%
                                                                                ===========                ===========  ============
                                                                                ===========                ===========  ============

INVESTMENT INCOME RATIO (2002)                                                       1.66%                      2.50%         1.59%
                                                                                ===========                ===========  ============
                                                                                ===========                ===========  ============

INVESTMENT INCOME RATIO (2001)                                                       1.52%                      2.71%         1.38%
                                                                                ===========                ===========  ============
                                                                                ===========                ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FEDERATED
                                                     ARTISAN         CAPITAL    FIDELITY VIP FIDELITY VIP FRANKLIN SMALL
                                                  INTERNATIONAL   APPRECIATION   CONTRAFUND     GROWTH      CAP GROWTH     INVESCO
                                                    PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO       FUND I   DYNAMICS FUND
                                                  -------------- -------------- ------------ ------------- ----------- -------------
INVESTMENT INCOME:
    Dividends                                    $     137,642 $       37,510 $       70,401 $    537,497 $       183 $           0

EXPENSES:
    Mortality and expense risk                          80,257         47,825        281,889    1,107,159         822        27,342
                                                   ------------  -------------  -------------  -----------  ----------  ------------
                                                   ------------  -------------  -------------  -----------  ----------  ------------

NET INVESTMENT INCOME (LOSS)                            57,385        (10,315)      (211,488)    (569,662)       (639)      (27,342)
                                                   ------------  -------------  -------------  -----------  ----------  ------------
                                                   ------------  -------------  -------------  -----------  ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        276,923         88,402        362,818   (4,108,914)      4,446       132,802
    Realized gain distributions                              0        108,971          4,400            0           0             0
                                                   ------------  -------------  -------------  -----------  ----------  ------------
                                                   ------------  -------------  -------------  -----------  ----------  ------------

    Net realized gain (loss)                           276,923        197,373        367,218   (4,108,914)      4,446       132,802
                                                   ------------  -------------  -------------  -----------  ----------  ------------
                                                   ------------  -------------  -------------  -----------  ----------  ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                  743,002       (137,689)     3,767,883    9,227,650       5,710       102,882
                                                   ------------  -------------  -------------  -----------  ----------  ------------
                                                   ------------  -------------  -------------  -----------  ----------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   1,077,310 $       49,369 $    3,923,613 $  4,549,074 $     9,517 $     208,342
                                                   ============  =============  =============  ===========  ==========  ============
                                                   ============  =============  =============  ===========  ==========  ============


INVESTMENT INCOME RATIO (2005)                           1.86%          0.79%          0.27%        0.51%       0.17%
                                                   ============  =============  =============  ===========  ==========
                                                   ============  =============  =============  ===========  ==========

INVESTMENT INCOME RATIO (2004)                           0.67%          0.98%          0.31%        0.26%
                                                   ============  =============  =============  ===========
                                                   ============  =============  =============  ===========

INVESTMENT INCOME RATIO (2003)                           1.32%          0.71%          0.44%        0.26%
                                                   ============  =============  =============  ===========
                                                   ============  =============  =============  ===========

INVESTMENT INCOME RATIO (2002)                           0.70%          0.81%          0.80%        0.26%
                                                   ============  =============  =============  ===========
                                                   ============  =============  =============  ===========

INVESTMENT INCOME RATIO (2001)                           0.38%                         0.77%        0.08%       0.33%
                                                   ============                 =============  ===========  ==========
                                                   ============                 =============  ===========  ==========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                      JANUS ASPEN
                                                         SERIES
                                                       WORLDWIDE                                  JANUS                LIBERTY ASSET
                                                         GROWTH                  JANUS TWENTY   WORLDWIDE      JENSEN    ALLOCATION
                                                       PORTFOLIO     JANUS FUND   PORTFOLIO     PORTFOLIO     PORTFOLIO     FUND
                                                     ------------- ------------ -------------- ----------- ------------ ------------


INVESTMENT INCOME:
    Dividends                                    $      32,411 $           81 $       14,373 $      38,851 $     7,298 $      5,807

EXPENSES:
    Mortality and expense risk                          22,314            927         76,415        38,784      13,048        1,767
                                                   ------------  -------------  -------------  ------------  ----------  -----------
                                                   ------------  -------------  -------------  ------------  ----------  -----------

NET INVESTMENT INCOME (LOSS)                            10,097           (846)       (62,042)           67      (5,750)       4,040
                                                   ------------  -------------  -------------  ------------  ----------  -----------
                                                   ------------  -------------  -------------  ------------  ----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares       (283,177)         2,827        294,507        16,499      16,367       10,680
    Realized gain distributions                              0              0              0             0           0            0
                                                   ------------  -------------  -------------  ------------  ----------  -----------
                                                   ------------  -------------  -------------  ------------  ----------  -----------

    Net realized gain (loss)                          (283,177)         2,827        294,507        16,499      16,367       10,680
                                                   ------------  -------------  -------------  ------------  ----------  -----------
                                                   ------------  -------------  -------------  ------------  ----------  -----------

    Change in net unrealized appreciation (depreciation)
       on investments                                  357,529          1,133        313,574       126,301     (39,315)      (2,353)
                                                   ------------  -------------  -------------  ------------  ----------  -----------
                                                   ------------  -------------  -------------  ------------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      84,449 $        3,114 $      546,039 $     142,867 $   (28,698)$     12,367
                                                   ============  =============  =============  ============  ==========  ===========
                                                   ============  =============  =============  ============  ==========  ===========


INVESTMENT INCOME RATIO (2005)                           1.27%          0.07%          0.20%         1.05%       0.58%        2.47%
                                                   ============  =============  =============  ============  ==========  ===========
                                                   ============  =============  =============  ============  ==========  ===========

INVESTMENT INCOME RATIO (2004)                           0.94%                         0.03%         0.68%       0.38%        2.24%
                                                   ============                 =============  ============  ==========  ===========
                                                   ============                 =============  ============  ==========  ===========

INVESTMENT INCOME RATIO (2003)                           1.13%                         0.55%         1.03%                    3.39%
                                                   ============                 =============  ============              ===========
                                                   ============                 =============  ============              ===========

INVESTMENT INCOME RATIO (2002)                           0.92%                         0.68%         0.84%                    3.52%
                                                   ============                 =============  ============              ===========
                                                   ============                 =============  ============              ===========

INVESTMENT INCOME RATIO (2001)                           0.49%                         0.86%         0.03%                    2.72%
                                                   ============                 =============  ============              ===========
                                                   ============                 =============  ============              ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                         LM                                                   MAXIM
                                                   INSTITUTIONAL      MAXIM                   MAXIM ARIEL   BERNSTEIN
                                                      ADVISORS     AGGRESSIVE   MAXIM ARIEL    SMALL-CAP  INTERNATIONAL   MAXIM BOND
                                                       VALUE        PROFILE I   MIDCAP VALUE     VALUE       EQUITY         INDEX
                                                     PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                   ------------- -------------- ------------  ------------------------- ------------
INVESTMENT INCOME:
    Dividends                                    $           0 $      864,486 $      354,176 $    385,996 $   746,782 $    456,938

EXPENSES:
    Mortality and expense risk                         104,596        145,105        757,758      203,069     426,230      116,344
                                                   ------------  -------------  -------------  ----------- -----------  -----------
                                                   ------------  -------------  -------------  ----------- -----------  -----------

NET INVESTMENT INCOME (LOSS)                          (104,596)       719,381       (403,582)     182,927     320,552      340,594
                                                   ------------  -------------  -------------  ----------- -----------  -----------
                                                   ------------  -------------  -------------  ----------- -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        310,331      2,338,909      2,562,517    1,263,166   2,216,037     (110,511)
    Realized gain distributions                              0      5,339,422      4,587,070    5,718,226   7,909,016       47,010
                                                   ------------  -------------  -------------  ----------- -----------  -----------
                                                   ------------  -------------  -------------  ----------- -----------  -----------

    Net realized gain (loss)                           310,331      7,678,331      7,149,587    6,981,392  10,125,053      (63,501)
                                                   ------------  -------------  -------------  ----------- -----------  -----------
                                                   ------------  -------------  -------------  ----------- -----------  -----------

    Change in net unrealized appreciation (depreciation)
       on investments                                  252,250     (1,742,350)    (5,223,517)  (7,645,607) (4,671,385)    (154,044)
                                                   ------------  -------------  -------------  ----------- -----------  -----------
                                                   ------------  -------------  -------------  ----------- -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     457,985 $    6,655,362 $    1,522,488 $   (481,288)$ 5,774,220 $    123,049
                                                   ============  =============  =============  =========== ===========  ===========
                                                   ============  =============  =============  =========== ===========  ===========


INVESTMENT INCOME RATIO (2005)                                          1.06%          0.50%        0.61%       1.87%        3.95%
                                                                 =============  =============  =========== ===========  ===========
                                                                 =============  =============  =========== ===========  ===========

INVESTMENT INCOME RATIO (2004)                                          1.66%          0.26%        0.19%       1.37%        4.24%
                                                                 =============  =============  =========== ===========  ===========
                                                                 =============  =============  =========== ===========  ===========

INVESTMENT INCOME RATIO (2003)                                          0.61%          0.17%        0.06%       1.38%        4.48%
                                                                 =============  =============  =========== ===========  ===========
                                                                 =============  =============  =========== ===========  ===========

INVESTMENT INCOME RATIO (2002)                                          0.41%          0.22%        0.10%       0.53%        5.33%
                                                                 =============  =============  =========== ===========  ===========
                                                                 =============  =============  =========== ===========  ===========

INVESTMENT INCOME RATIO (2001)                                          0.95%          0.35%        0.72%       0.90%        6.36%
                                                                 =============  =============  =========== ===========  ===========
                                                                 =============  =============  =========== ===========  ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        MAXIM LOOMIS
                                                     MAXIM                                                                   SAYLES
                                                  CONSERVATIVE                                               MAXIM LOOMIS  SMALL-CAP
                                                   PROFILE I     MAXIM GROWTH    MAXIM INDEX   MAXIM INVESCO  SAYLES BOND    VALUE
                                                   PORTFOLIO    INDEX PORTFOLIO 600 PORTFOLIO  ADR PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                  ------------- --------------- ------------- -------------- -----------------------
INVESTMENT INCOME:
    Dividends                                    $   1,150,973 $      170,034 $      121,167 $     179,460 $    3,270,089 $  39,122

EXPENSES:
    Mortality and expense risk                          89,079        203,446        229,543       101,030        269,339    97,501
                                                   ------------  -------------  -------------  ------------  ------------- ---------
                                                   ------------  -------------  -------------  ------------  ------------- ---------

NET INVESTMENT INCOME (LOSS)                         1,061,894        (33,412)      (108,376)       78,430      3,000,750   (58,379)
                                                   ------------  -------------  -------------  ------------  ------------- ---------
                                                   ------------  -------------  -------------  ------------  ------------- ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        408,387       (528,683)       918,152       417,979        481,295   262,871
    Realized gain distributions                        781,047              0      1,107,164       128,035              0   927,057
                                                   ------------  -------------  -------------  ------------  ------------- ---------
                                                   ------------  -------------  -------------  ------------  ------------- ---------

    Net realized gain (loss)                         1,189,434       (528,683)     2,025,316       546,014        481,295  ,189,928
                                                   ------------  -------------  -------------  ------------  ------------- ---------
                                                   ------------  -------------  -------------  ------------  ------------- ---------

    Change in net unrealized appreciation (depreciation)
       on investments                                 (822,566)       970,179       (618,846)      566,861     (2,099,132) (629,132)
                                                   ------------  -------------  -------------  ------------  ------------- ---------
                                                   ------------  -------------  -------------  ------------  ------------- ---------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   1,428,762 $      408,084 $    1,298,094 $   1,191,305 $    1,382,913 $ 502,417
                                                   ============  =============  =============  ============  ============= =========
                                                   ============  =============  =============  ============  ============= =========


INVESTMENT INCOME RATIO (2005)                           3.16%          0.92%          0.54%         1.48%          7.35%     0.39%
                                                   ============  =============  =============  ============  ============= =========
                                                   ============  =============  =============  ============  ============= =========

INVESTMENT INCOME RATIO (2004)                           3.03%          1.38%          0.36%         1.76%          7.56%     0.17%
                                                   ============  =============  =============  ============  ============= =========
                                                   ============  =============  =============  ============  ============= =========

INVESTMENT INCOME RATIO (2003)                           3.39%          1.07%          0.20%         1.58%          6.73%     0.09%
                                                   ============  =============  =============  ============  ============= =========
                                                   ============  =============  =============  ============  ============= =========

INVESTMENT INCOME RATIO (2002)                          11.37%          0.73%          0.24%         1.65%          9.14%     0.37%
                                                   ============  =============  =============  ============  ============= =========
                                                   ============  =============  =============  ============  ============= =========

INVESTMENT INCOME RATIO (2001)                          11.19%          0.34%          0.18%         0.88%          8.55%     0.50%
                                                   ============  =============  =============  ============  ============= =========
                                                   ============  =============  =============  ============  ============= =========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                 MAXIM         MAXIM
                                                    MAXIM     MODERATELY     MODERATELY                               MAXIM T. ROWE
                                                   MODERATE   AGGRESSIVE    CONSERVATIVE   MAXIM MONEY                    PRICE
                                                  PROFILE I    PROFILE I     PROFILE I       MARKET      MAXIM STOCK  EQUITY/INCOME
                                                  PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO  INDEX PORTFOLIO  PORTFOLIO
                                                  ---------- -------------  ------------- ------------- -------------- -------------
INVESTMENT INCOME:
    Dividends                                    $   4,438,720 $  3,745,913 $    1,125,977 $   2,891,910 $   4,524,284 $ 1,525,663

EXPENSES:
    Mortality and expense risk                         525,434      348,517        109,292     1,142,267     4,038,890   1,092,815
                                                   ------------  -----------  -------------  ------------  ------------  ----------
                                                   ------------  -----------  -------------  ------------  ------------  ----------

NET INVESTMENT INCOME                                3,913,286    3,397,396      1,016,685     1,749,643       485,394     432,848
                                                   ------------  -----------  -------------  ------------  ------------  ----------
                                                   ------------  -----------  -------------  ------------  ------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares      2,566,434    3,884,020        962,172             0   (13,169,352)  1,101,856
    Realized gain distributions                      9,169,265   10,037,173      2,242,161             0    26,293,960   6,158,270
                                                   ------------  -----------  -------------  ------------  ------------  ----------
                                                   ------------  -----------  -------------  ------------  ------------  ----------

    Net realized gain                               11,735,699   13,921,193      3,204,333             0    13,124,608   7,260,126
                                                   ------------  -----------  -------------  ------------  ------------  ----------
                                                   ------------  -----------  -------------  ------------  ------------  ----------

    Change in net unrealized appreciation (depreciation)
       on investments                               (3,511,812)  (3,969,449)    (1,653,990)            0      (219,240)  4,805,921)
                                                   ------------  -----------  -------------  ------------  ------------  ----------
                                                   ------------  -----------  -------------  ------------  ------------  ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $  12,137,173 $ 13,349,140 $    2,567,028 $   1,749,643 $  13,390,762 $ 2,887,053
                                                   ============  ===========  =============  ============  ============  ==========
                                                   ============  ===========  =============  ============  ============  ==========


INVESTMENT INCOME RATIO (2005)                           2.16%        1.99%          2.38%         2.66%         1.22%       1.54%
                                                   ============  ===========  =============  ============  ============  ==========
                                                   ============  ===========  =============  ============  ============  ==========

INVESTMENT INCOME RATIO (2004)                           2.63%        2.21%          2.69%         0.92%         1.39%       1.59%
                                                   ============  ===========  =============  ============  ============  ==========
                                                   ============  ===========  =============  ============  ============  ==========

INVESTMENT INCOME RATIO (2003)                           2.16%        1.68%          2.68%         0.73%         1.21%       1.59%
                                                   ============  ===========  =============  ============  ============  ==========
                                                   ============  ===========  =============  ============  ============  ==========

INVESTMENT INCOME RATIO (2002)                           2.42%        1.67%          3.02%         1.38%         0.97%       1.42%
                                                   ============  ===========  =============  ============  ============  ==========
                                                   ============  ===========  =============  ============  ============  ==========

INVESTMENT INCOME RATIO (2001)                           2.86%        2.01%          3.38%         3.69%         0.69%       1.36%
                                                   ============  ===========  =============  ============  ============  ==========
                                                   ============  ===========  =============  ============  ============  ==========


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  MAXIM T. ROWE   MAXIM TRUSCO  MAXIM U.S.                              OPPENHEIMER
                                                   PRICE MIDCAP     SMALL-CAP   GOVERNMENT                 MFS STRATEGIC  CAPITAL
                                                      GROWTH         GROWTH     SECURITIES   MAXIM VALUE      GROWTH    APPRECIATION
                                                    PORTFOLIO       PORTFOLIO   PORTFOLIO  INDEX PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                  -------------- -------------- ---------- --------------- -------------------------
INVESTMENT INCOME:
    Dividends                                    $           0 $            0 $ 1,852,104 $     141,424 $            0 $     18,732

EXPENSES:
    Mortality and expense risk                         265,363        396,206     472,177        90,527          4,272       32,201
                                                   ------------  -------------  ----------  ------------  -------------  -----------
                                                   ------------  -------------  ----------  ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)                          (265,363)      (396,206)  1,379,927        50,897         (4,272)     (13,469)
                                                   ------------  -------------  ----------  ------------  -------------  -----------
                                                   ------------  -------------  ----------  ------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        711,761     (2,081,254)    (43,972)       68,681          5,309       80,776
    Realized gain distributions                      4,923,609              0     247,010             0              0            0
                                                   ------------  -------------  ----------  ------------  -------------  -----------
                                                   ------------  -------------  ----------  ------------  -------------  -----------

    Net realized gain (loss)                         5,635,370     (2,081,254)    203,038        68,681          5,309       80,776
                                                   ------------  -------------  ----------  ------------  -------------  -----------
                                                   ------------  -------------  ----------  ------------  -------------  -----------

    Change in net unrealized appreciation (depreciation)
       on investments                                4,814,342      3,518,962   1,115,578)      233,112         (2,325)      38,280
                                                   ------------  -------------  ----------  ------------  -------------  -----------
                                                   ------------  -------------  ----------  ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $  10,184,349 $    1,041,502 $   467,387 $     352,690 $       (1,288)$    105,587
                                                   ============  =============  ==========  ============  =============  ===========
                                                   ============  =============  ==========  ============  =============  ===========


INVESTMENT INCOME RATIO (2005)                                                      4.25%         1.66%                       0.64%
                                                                                ==========  ============                 ===========
                                                                                ==========  ============                 ===========

INVESTMENT INCOME RATIO (2004)                                                      4.07%         1.44%
                                                                                ==========  ============
                                                                                ==========  ============

INVESTMENT INCOME RATIO (2003)                                                      4.15%         2.74%
                                                                                ==========  ============
                                                                                ==========  ============

INVESTMENT INCOME RATIO (2002)                                                      5.50%         1.84%
                                                                                ==========  ============
                                                                                ==========  ============

INVESTMENT INCOME RATIO (2001)                                                      5.63%         1.04%
                                                                                ==========  ============
                                                                                ==========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       STI CLASSIC
                                                    OPPENHEIMER  PIMCO TOTAL    PIONEER    RS DIVERSIFIED RS EMERGING   SMALL-CAP
                                                      GLOBAL A     RETURN    EQUITY-INCOME     GROWTH       GROWTH        GROWTH
                                                     PORTFOLIO    PORTFOLIO  VCT PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                   ------------ ------------ ------------- -------------- --------------------------
INVESTMENT INCOME:
    Dividends                                    $      40,485 $   425,334 $       38,576 $           0 $          0 $            0

EXPENSES:
    Mortality and expense risk                          43,400     108,727         18,520         8,798       39,740          3,744
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INVESTMENT INCOME (LOSS)                            (2,915)    316,607         20,056        (8,798)     (39,740)        (3,744)
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        211,899     (32,084)        62,416        51,225      165,664           (702)
    Realized gain distributions                        189,587         231              0             0            0        133,077
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Net realized gain (loss)                           401,486     (31,853)        62,416        51,225      165,664        132,375
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                  286,218    (138,938)          (641)      (56,326)    (230,153)       (80,246)
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     684,789 $   145,816 $       81,831 $     (13,899)$   (104,229)$       48,385
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============


INVESTMENT INCOME RATIO (2005)                           0.92%       4.24%          2.12%
                                                   ============  ==========  =============
                                                   ============  ==========  =============

INVESTMENT INCOME RATIO (2004)                           1.01%       2.13%          2.17%
                                                   ============  ==========  =============
                                                   ============  ==========  =============

INVESTMENT INCOME RATIO (2003)                                       3.08%          2.10%
                                                                 ==========  =============
                                                                 ==========  =============

INVESTMENT INCOME RATIO (2002)                                       2.53%          2.11%
                                                                 ==========  =============
                                                                 ==========  =============

INVESTMENT INCOME RATIO (2001)                                                      1.61%
                                                                             =============
                                                                             =============


The accompanying notes are an integral part of these financial statements.                                             (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              TOTAL FUTUREFUNDS
                                                                                               SERIES ACCOUNT
                                                                                              -------------
                                                                                              -------------


INVESTMENT INCOME:
    Dividends                                                                               $   29,683,533

EXPENSES:
    Mortality and expense risk                                                                  13,583,570
                                                                                              -------------
                                                                                              -------------

NET INVESTMENT INCOME                                                                           16,099,963
                                                                                              -------------
                                                                                              -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                                                         2,480,504
    Realized gain distributions                                                                 87,325,218
                                                                                              -------------
                                                                                              -------------

    Net realized gain                                                                           89,805,722
                                                                                              -------------
                                                                                              -------------

    Change in net unrealized appreciation
       on investments                                                                          (13,775,969)
                                                                                              -------------
                                                                                              -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                               $   92,129,716
                                                                                              =============
                                                                                              =============


The accompanying notes are an integral part of these financial statements.                      (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   AIM BLUE CHIP PORTFOLIO AIM SMALL CAP GROWTH PORTFOLIO ALGER AMERICAN BALANCED
                                                                                                                 PORTFOLIO
                                                   ----------------------- --------------------------------------------------------
                                                   ----------------------- ---------------------------  ---------------------------
                                                    2005           2004       2005           2004           2005          2004
                                                   ----------  ----------- ------------   ------------  -------------  ------------
                                                   ----------  ----------- ------------   ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (12,745)$   (18,047)$   (23,340) $     (22,158)$       26,183 $      21,555
    Net realized gain (loss)                           (38,970)   (127,734)    312,145         29,624         57,041      (133,325)
    Change in net unrealized appreciation (depreciation)
       on investments                                   66,395     182,797    (130,524)        90,018        229,719       275,730
                                                   ------------  ---------- -----------   ------------  -------------  ------------
                                                   ------------  ---------- -----------   ------------  -------------  ------------

    Increase in net assets resulting
       from operations                                  14,680      37,016     158,281         97,484        312,943       163,960
                                                   ------------  ---------- -----------   ------------  -------------  ------------
                                                   ------------  ---------- -----------   ------------  -------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    7,108      10,329     215,012        323,059          8,810             0
    Redemptions                                       (219,631)   (265,571)   (572,876)      (227,168)      (705,461)     (668,914)
    Transfers, net                                    (168,792)   (278,262)   (233,760)       407,682       (294,996)   (1,204,153)
    Contract maintenance charges                          (458)       (842)       (743)          (421)        (1,836)       (4,555)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  ---------- -----------   ------------  -------------  ------------
                                                   ------------  ---------- -----------   ------------  -------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (381,773)   (534,346)   (592,367)       503,152       (993,483)   (1,877,622)
                                                   ------------  ---------- -----------   ------------  -------------  ------------
                                                   ------------  ---------- -----------   ------------  -------------  ------------

    Total increase (decrease) in net assets           (367,093)   (497,330)   (434,086)       600,636       (680,540)   (1,713,662)

NET ASSETS:
    Beginning of period                              1,465,038   1,962,368   2,275,517      1,674,881      5,252,045     6,965,707
                                                   ------------  ---------- -----------   ------------  -------------  ------------
                                                   ------------  ---------- -----------   ------------  -------------  ------------

    End of period                                $   1,097,945 $ 1,465,038 $ 1,841,431  $   2,275,517 $    4,571,505 $   5,252,045
                                                   ============  ========== ===========   ============  =============  ============
                                                   ============  ========== ===========   ============  =============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        13,158       8,333     122,748        141,169         43,653         6,937
    Units redeemed                                     (80,667)   (101,547)   (175,465)       (94,347)      (131,570)     (181,603)
                                                   ------------  ---------- -----------   ------------  -------------  ------------
                                                   ------------  ---------- -----------   ------------  -------------  ------------

    Net increase (decrease)                            (67,509)    (93,214)    (52,717)        46,822        (87,917)     (174,666)
                                                   ============  ========== ===========   ============  =============  ============
                                                   ============  ========== ===========   ============  =============  ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                  ALGER AMERICAN MIDCAP GROWTH AMERICANOCENTURY EQUITY INCOME    AMERICAN CENTURY
                                                              PORTFOLIO                PORTFOLIO                  INCOME & GROWTH
                                                                                                                     PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  ---------------------------  -----------------------
                                                      2005           2004          2005           2004         2005          2004
                                                   ------------  -------------  ------------   ------------  -----------  ----------
                                                   ------------  -------------  ------------   ------------  -----------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $    (209,134)$     (201,121)$   104,941  $      98,347 $      6,138 $      10,618
    Net realized gain (loss)                           916,673       (815,662)    555,595        575,556       51,998        17,945
    Change in net unrealized appreciation
       on investments                                  846,781      2,972,732    (507,809)       140,256      (35,844)       19,251
                                                   ------------  -------------  ----------   ------------  -----------  ------------
                                                   ------------  -------------  ----------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                               1,554,320      1,955,949     152,727        814,159       22,292        47,814
                                                   ------------  -------------  ----------   ------------  -----------  ------------
                                                   ------------  -------------  ----------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                1,481,471      1,992,332   1,458,064      1,029,708       65,013        16,027
    Redemptions                                     (1,983,925)    (1,448,262)   (997,806)      (746,122)    (134,715)            0
    Transfers, net                                    (711,182)        64,881     894,389      1,071,339     (141,546)      339,543
    Contract maintenance charges                        (7,232)        (6,910)     (2,766)        (1,886)           0             0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -------------  ----------   ------------  -----------  ------------
                                                   ------------  -------------  ----------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (1,220,868)       602,041   1,351,881      1,353,039     (211,248)      355,570
                                                   ------------  -------------  ----------   ------------  -----------  ------------
                                                   ------------  -------------  ----------   ------------  -----------  ------------

    Total increase (decrease) in net assets            333,452      2,557,990   1,504,608      2,167,198     (188,956)      403,384

NET ASSETS:
    Beginning of period                             19,383,056     16,825,066   8,488,014      6,320,816      656,730       253,346
                                                   ------------  -------------  ----------   ------------  -----------  ------------
                                                   ------------  -------------  ----------   ------------  -----------  ------------

    End of period                                $  19,716,508 $   19,383,056 $ 9,992,622  $   8,488,014 $    467,774 $     656,730
                                                   ============  =============  ==========   ============  ===========  ============
                                                   ============  =============  ==========   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       345,099        366,583     347,500        209,225        9,182       105,049
    Units redeemed                                    (430,876)      (323,924)   (247,781)      (121,052)     (30,047)      (67,486)
                                                   ------------  -------------  ----------   ------------  -----------  ------------
                                                   ------------  -------------  ----------   ------------  -----------  ------------

    Net increase (decrease)                            (85,777)        42,659      99,719         88,173      (20,865)       37,563
                                                   ============  =============  ==========   ============  ===========  ============
                                                   ============  =============  ==========   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                               FEDERATED CAPITAL APPRECIATION
                                               ARTISAN INTERNATIONAL PORTFOLIO           PORTFOLIO           FIDELITY VIP CONTRAFUND
                                                                                                                     PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                                      2005           2004          2005           2004           2005      2004
                                                   ------------  -------------  ------------   ------------  ---------- ------------
                                                   ------------  -------------  ------------   ------------  ---------- ------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      57,385 $    (24,447)$     (10,315) $    (3,182)$     (211,488)$    (162,198)
    Net realized gain                                  276,923      230,254       197,373       77,191        367,218        18,234
    Change in net unrealized appreciation
       on investments                                  743,002      675,148      (137,689)     164,573      3,767,883     2,973,224
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Increase in net assets resulting
       from operations                               1,077,310      880,955        49,369      238,582      3,923,613     2,829,260
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  912,678      802,345       980,961    1,011,873      2,362,266     2,650,009
    Redemptions                                     (1,020,452)    (527,334)     (461,740)    (319,618)    (3,118,876)   (2,009,418)
    Transfers, net                                   1,086,094    1,249,286       (10,500)     555,329      4,711,836     1,446,781
    Contract maintenance charges                        (2,115)      (1,608)       (2,860)      (2,844)        (9,496)       (8,284)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Increase in net assets resulting from
       contract transactions                           976,205    1,522,689       505,861    1,244,740      3,945,730     2,079,088
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Total increase in net assets                     2,053,515    2,403,644       555,230    1,483,322      7,869,343     4,908,348

NET ASSETS:
    Beginning of period                              6,710,394    4,306,750     4,492,637    3,009,315     23,368,636    18,460,288
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    End of period                                $   8,763,909 $  6,710,394 $   5,047,867  $ 4,492,637 $   31,237,979 $  23,368,636
                                                   ============  ===========  ============   ==========  =============  ============
                                                   ============  ===========  ============   ==========  =============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       460,598      515,039       201,364      198,851        756,616       447,984
    Units redeemed                                    (377,871)    (315,229)     (155,914)     (75,790)      (495,400)     (292,781)
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Net increase                                        82,727      199,810        45,450      123,061        261,216       155,203
                                                   ============  ===========  ============   ==========  =============  ============
                                                   ============  ===========  ============   ==========  =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                  FIDELITY VIP GROWTH PORTFOLIO FRANKLIN SMALL CAP GROWTH FUND INVESCO DYNAMICS FUND
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  ---------------------------  -----------------------
                                                      2005         2004          2005           2004           2005          2004
                                                   ------------ ------------  ------------   ------------  -------------  ----------
                                                   ------------ ------------  ------------   ------------  -------------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                          $    (569,662)$     (936,681)$     (639) $      (1,353)$     (27,342)$     (32,557)
    Net realized gain (loss)                        (4,108,914)    (5,732,138)     4,446         25,251       132,802       101,440
    Change in net unrealized appreciation (depreciation)
       on investments                                9,227,650      9,050,953      5,710        (17,190)      102,882       201,790
                                                   ------------  -------------  ---------   ------------  ------------  ------------
                                                   ------------  -------------  ---------   ------------  ------------  ------------

    Increase in net assets resulting
       from operations                               4,549,074      2,382,134      9,517          6,708       208,342       270,673
                                                   ------------  -------------  ---------   ------------  ------------  ------------
                                                   ------------  -------------  ---------   ------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                6,392,956      8,938,071      8,067          9,265
    Redemptions                                    (13,964,351)   (10,691,494)    (4,665)        (2,021)     (279,846)     (314,928)
    Transfers, net                                  (6,658,332)    (4,462,683)    38,457       (154,089)     (193,568)     (722,485)
    Contract maintenance charges                       (39,487)       (45,175)         0                         (893)       (2,315)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -------------  ---------   ------------  ------------  ------------
                                                   ------------  -------------  ---------   ------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                       (14,269,214)    (6,261,281)    41,859       (146,845)     (474,307)   (1,039,728)
                                                   ------------  -------------  ---------   ------------  ------------  ------------
                                                   ------------  -------------  ---------   ------------  ------------  ------------

    Total increase (decrease) in net assets         (9,720,140)    (3,879,147)    51,376       (140,137)     (265,965)     (769,055)

NET ASSETS:
    Beginning of period                            113,457,300    117,336,447    106,078        246,215     2,693,660     3,462,715
                                                   ------------  -------------  ---------   ------------  ------------  ------------
                                                   ------------  -------------  ---------   ------------  ------------  ------------

    End of period                                $ 103,737,160 $  113,457,300 $  157,454  $     106,078 $   2,427,695 $   2,693,660
                                                   ============  =============  =========   ============  ============  ============
                                                   ============  =============  =========   ============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                     1,994,934      1,345,215     10,968         25,491        25,593         3,526
    Units redeemed                                  (2,521,346)    (1,637,878)    (5,757)       (49,182)     (116,239)     (206,427)
                                                   ------------  -------------  ---------   ------------  ------------  ------------
                                                   ------------  -------------  ---------   ------------  ------------  ------------

    Net increase (decrease)                           (526,412)      (292,663)     5,211        (23,691)      (90,646)     (202,901)
                                                   ============  =============  =========   ============  ============  ============
                                                   ============  =============  =========   ============  ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   JANUS ASPEN SERIES WORLDWIDE   JANUSHFUNDTFOLIO          JANUS TWENTY PORTFOLIO
                                                   ------------------------------------------------------  -------------------------
                                                   ---------------------------  -------------------------  -------------------------
                                                      2005           2004        2005           2004           2005          2004
                                                   ------------  -------------  ----------   ------------  -------------  ----------
                                                   ------------  -------------  ----------   ------------  -------------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      10,097 $        2,699 $     (846) $       (985)$      (62,042)$     (77,626)
    Net realized gain (loss)                          (283,177)      (723,920)     2,827         6,064        294,507      (537,370)
    Change in net unrealized appreciation (depreciation)
       on investments                                  357,529        797,441      1,133        (1,380)       313,574     2,085,633
                                                   ------------  -------------  ---------   -----------  -------------  ------------
                                                   ------------  -------------  ---------   -----------  -------------  ------------

    Increase in net assets resulting
       from operations                                  84,449         76,220      3,114         3,699        546,039     1,470,637
                                                   ------------  -------------  ---------   -----------  -------------  ------------
                                                   ------------  -------------  ---------   -----------  -------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  238,609        448,215      3,345        12,008                      620,995
    Redemptions                                       (639,945)      (596,687)   (23,603)      (80,922)      (814,995)     (649,122)
    Transfers, net                                    (781,519)    (1,176,931)    (9,516)       73,117       (637,861)     (394,627)
    Contract maintenance charges                        (1,000)        (1,259)         0                       (5,132)       (5,476)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -------------  ---------   -----------  -------------  ------------
                                                   ------------  -------------  ---------   -----------  -------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (1,183,855)    (1,326,662)   (29,774)        4,203     (1,457,988)     (428,230)
                                                   ------------  -------------  ---------   -----------  -------------  ------------
                                                   ------------  -------------  ---------   -----------  -------------  ------------

    Total increase (decrease) in net assets         (1,099,406)    (1,250,442)   (26,660)        7,902       (911,949)    1,042,407

NET ASSETS:
    Beginning of period                              3,280,377      4,530,819    141,147       133,245      7,830,717     6,788,310
                                                   ------------  -------------  ---------   -----------  -------------  ------------
                                                   ------------  -------------  ---------   -----------  -------------  ------------

    End of period                                $   2,180,971 $    3,280,377 $  114,487  $    141,147 $    6,918,768 $   7,830,717
                                                   ============  =============  =========   ===========  =============  ============
                                                   ============  =============  =========   ===========  =============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        26,123         48,689        815        20,748        109,438       345,284
    Units redeemed                                    (129,855)      (171,841)    (5,738)      (20,309)      (400,429)     (434,435)
                                                   ------------  -------------  ---------   -----------  -------------  ------------
                                                   ------------  -------------  ---------   -----------  -------------  ------------

    Net increase (decrease)                           (103,732)      (123,152)    (4,923)          439       (290,991)      (89,151)
                                                   ============  =============  =========   ===========  =============  ============
                                                   ============  =============  =========   ===========  =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   JANUS WORLDWIDE PORTFOLIO      JENSEN PORTFOLIO     LIBERTY ASSET ALLOCATION FUND
                                                   ---------------------------  -----------------------  ---------------------------
                                                   ---------------------------  -----------------------  ---------------------------
                                                      2005           2004        2005         2004           2005          2004
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $          67 $      (19,360)$    (5,750) $      (574)$        4,040 $       3,163
    Net realized gain (loss)                            16,499       (625,572)     16,367        1,355         10,680         1,620
    Change in net unrealized appreciation
       on investments                                  126,301        773,130     (39,315)      49,844         (2,353)       14,491
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                   ------------  -------------  ----------   ----------  -------------  ------------

    Increase (decrease) in net assets resulting
       from operations                                 142,867        128,198     (28,698)      50,625         12,367        19,274
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                   ------------  -------------  ----------   ----------  -------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    9,526        565,610     787,830      536,086         18,577        23,211
    Redemptions                                       (442,133)      (642,853)   (262,154)      (9,473)       (99,787)      (15,594)
    Transfers, net                                    (518,083)      (822,277)    (14,320)     390,874        157,516        12,105
    Contract maintenance charges                        (2,026)        (2,602)       (710)         (12)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                   ------------  -------------  ----------   ----------  -------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (952,716)      (902,122)    510,646      917,475         76,306        19,722
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                   ------------  -------------  ----------   ----------  -------------  ------------

    Total increase (decrease) in net assets           (809,849)      (773,924)    481,948      968,100         88,673        38,996

NET ASSETS:
    Beginning of period                              4,227,025      5,000,949     968,100            0        224,205       185,209
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                   ------------  -------------  ----------   ----------  -------------  ------------

    End of period                                $   3,417,176 $    4,227,025 $ 1,450,048  $   968,100 $      312,878 $     224,205
                                                   ============  =============  ==========   ==========  =============  ============
                                                   ============  =============  ==========   ==========  =============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        49,505        282,771     113,976       94,607         14,082         3,123
    Units redeemed                                    (230,583)      (458,189)    (65,145)      (3,632)        (8,162)       (1,307)
                                                   ------------  -------------  ----------   ----------  -------------  ------------
                                                   ------------  -------------  ----------   ----------  -------------  ------------

    Net increase (decrease)                           (181,078)      (175,418)     48,831       90,975          5,920         1,816
                                                   ============  =============  ==========   ==========  =============  ============
                                                   ============  =============  ==========   ==========  =============  ============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 LM INSTITUTIONAL ADVISORS VALUE MAXIM AGGRESSIVE PROFILE I MAXIM ARIEL MIDCAP VALUE
                                                           PORTFOLIO                    PORTFOLIO                 PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  --------------------------- ------------------------
                                                      2005           2004          2005           2004        2005          2004
                                                   ------------  -------------  ------------   ------------ -----------  -----------
                                                   ------------  -------------  ------------   ------------ -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $    (104,596)$   (86,013)$     719,381  $     990,354 $    (403,582)$    (595,128)
    Net realized gain (loss)                           310,331     323,225     7,678,331        (62,070)    7,149,587     5,202,737
    Change in net unrealized appreciation
       on investments                                  252,250     728,147    (1,742,350)    10,158,886    (5,223,517)    2,954,948
                                                   ------------  ----------  ------------   ------------  ------------  ------------
                                                   ------------  ----------  ------------   ------------  ------------  ------------

    Increase in net assets resulting
       from operations                                 457,985     965,359     6,655,362     11,087,170     1,522,488     7,562,557
                                                   ------------  ----------  ------------   ------------  ------------  ------------
                                                   ------------  ----------  ------------   ------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                1,212,239   1,162,721    17,200,942     14,805,535     3,232,276     3,619,761
    Redemptions                                     (1,190,218)   (746,374)  (16,111,274)    (3,950,016)   (8,515,680)   (6,756,780)
    Transfers, net                                     448,020   2,379,168    (2,125,833)     1,257,924    (2,319,621)     (895,248)
    Contract maintenance charges                        (2,680)     (1,514)     (132,606)      (113,152)      (18,002)      (19,516)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  ----------  ------------   ------------  ------------  ------------
                                                   ------------  ----------  ------------   ------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                           467,361   2,794,001    (1,168,771)    12,000,291    (7,621,027)   (4,051,783)
                                                   ------------  ----------  ------------   ------------  ------------  ------------
                                                   ------------  ----------  ------------   ------------  ------------  ------------

    Total increase (decrease) in net assets            925,346   3,759,360     5,486,591     23,087,461    (6,098,539)    3,510,774

NET ASSETS:
    Beginning of period                              9,487,577   5,728,217    81,359,263     58,271,802    75,029,004    71,518,230
                                                   ------------  ----------  ------------   ------------  ------------  ------------
                                                   ------------  ----------  ------------   ------------  ------------  ------------

    End of period                                $  10,412,923 $ 9,487,577 $  86,845,854  $  81,359,263 $  68,930,465 $  75,029,004
                                                   ============  ==========  ============   ============  ============  ============
                                                   ============  ==========  ============   ============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       358,119     483,854     1,711,425      1,625,671       661,986       340,291
    Units redeemed                                    (322,360)   (252,202)   (1,795,451)      (746,591)     (761,094)     (425,742)
                                                   ------------  ----------  ------------   ------------  ------------  ------------
                                                   ------------  ----------  ------------   ------------  ------------  ------------

    Net increase (decrease)                             35,759     231,652       (84,026)       879,080       (99,108)      (85,451)
                                                   ============  ==========  ============   ============  ============  ============
                                                   ============  ==========  ============   ============  ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   MAXIM ARIEL SMALL-CAP VALUE  MAXIM BERNSTEIN INTERNATIONAL   MAXIM BOND INDEX
                                                             PORTFOLIO                PORTFOLIO                    PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  ---------------------------  -----------------------
                                                      2005           2004          2005           2004        2005          2004
                                                   ------------  -------------  ------------   ------------  ----------  -----------
                                                   ------------  -------------  ------------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     182,927 $    (88,120)$     320,552  $      97,296 $    340,594 $     337,753
    Net realized gain (loss)                         6,981,392    4,092,112    10,125,053        339,332      (63,501)      263,519
    Change in net unrealized appreciation (depreciation)
       on investments                               (7,645,607)   5,891,552    (4,671,385)     5,570,807     (154,044)     (384,331)
                                                   ------------  -----------  ------------   ------------ ------------  ------------
                                                   ------------  -----------  ------------   ------------ ------------  ------------

    Increase (decrease) in net assets resulting
       from operations                                (481,288)   9,895,544     5,774,220      6,007,435      123,049       216,941
                                                   ------------  -----------  ------------   ------------ ------------  ------------
                                                   ------------  -----------  ------------   ------------ ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                               10,496,491    8,896,206     1,820,809      1,687,546    1,589,671     1,870,081
    Redemptions                                     (5,324,988)  (2,837,324)   (5,500,402)    (4,050,551)  (1,069,629)   (1,349,770)
    Transfers, net                                  (1,843,599)   5,209,811     1,243,578        939,074       39,742       (95,733)
    Contract maintenance charges                       (63,072)     (54,023)       (9,076)        (8,957)      (3,302)       (3,105)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------ ------------  ------------
                                                   ------------  -----------  ------------   ------------ ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         3,264,832   11,214,670    (2,445,091)    (1,432,888)     556,482       421,473
                                                   ------------  -----------  ------------   ------------ ------------  ------------
                                                   ------------  -----------  ------------   ------------ ------------  ------------

    Total increase in net assets                     2,783,544   21,110,214     3,329,129      4,574,547      679,531       638,414

NET ASSETS:
    Beginning of period                             60,865,983   39,755,769    39,804,073     35,229,526   10,908,339    10,269,925
                                                   ------------  -----------  ------------   ------------ ------------  ------------
                                                   ------------  -----------  ------------   ------------ ------------  ------------

    End of period                                $  63,649,527 $ 60,865,983 $  43,133,202  $  39,804,073 $ 11,587,870 $  10,908,339
                                                   ============  ===========  ============   ============ ============  ============
                                                   ============  ===========  ============   ============ ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       845,615      833,569       991,983      1,105,216      603,112       398,303
    Units redeemed                                    (619,655)    (300,446)   (1,102,582)    (1,181,250)    (528,689)     (367,465)
                                                   ------------  -----------  ------------   ------------ ------------  ------------
                                                   ------------  -----------  ------------   ------------ ------------  ------------

    Net increase (decrease)                            225,960      533,123      (110,599)       (76,034)      74,423        30,838
                                                   ============  ===========  ============   ============ ============  ============
                                                   ============  ===========  ============   ============ ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 MAXIM CONSERVATIVE PROFILE I MAXIM GROWTH INDEX PORTFOLIO MAXIM INDEX 600 PORTFOLIO
                                                 -----------------------------------------------------------------------------------
                                                 ---------------------------  ---------------------------  -------------------------
                                                    2005           2004          2005           2004           2005          2004
                                                 ------------  -------------  ------------   ------------  -------------  ----------
                                                 ------------  -------------  ------------   ------------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $   1,061,894 $    932,527 $     (33,412) $      49,519 $   (108,376)$    (138,215)
    Net realized gain (loss)                         1,189,434       13,107      (528,683)    (1,319,795)   2,025,316     1,099,590
    Change in net unrealized appreciation (depreciation)
       on investments                                 (822,566)   1,257,431       970,179      2,149,607     (618,846)    2,816,692
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                               1,428,762    2,203,065       408,084        879,331    1,298,094     3,778,067
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                6,240,332    6,851,076     1,206,598      2,033,669    1,157,839     1,140,805
    Redemptions                                     (7,378,984)  (2,985,368)   (2,299,209)    (2,046,723)  (2,815,090)   (1,954,331)
    Transfers, net                                    (564,957)    (711,122)     (973,922)      (422,235)   1,076,459       918,778
    Contract maintenance charges                       (76,526)     (73,516)       (9,631)       (10,641)      (4,712)       (4,450)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (1,780,135)   3,081,070    (2,076,164)      (445,930)    (585,504)      100,802
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets           (351,373)   5,284,135    (1,668,080)       433,401      712,590     3,878,869

NET ASSETS:
    Beginning of period                             36,199,292   30,915,157    19,504,833     19,071,432   22,260,843    18,381,974
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $  35,847,919 $ 36,199,292 $  17,836,753  $  19,504,833 $ 22,973,433 $  22,260,843
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       641,475      702,274       321,941        322,770      542,367       200,661
    Units redeemed                                    (756,239)    (478,284)     (500,364)      (364,164)    (491,300)     (191,813)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                           (114,764)     223,990      (178,423)       (41,394)      51,067         8,848
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                       MAXIM INVESCO ADR       MAXIM LOOMIS SAYLES BOND      MAXIM LOOMIS SAYLES
                                                         PORTFOLIO                   PORTFOLIO             SMALL-CAP VALUE PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                    2005           2004          2005           2004           2005          2004
                                                   ----------  -------------  ------------   ------------  -------------  ----------
                                                   ----------  -------------  ------------   ------------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      78,430 $     86,199 $   3,000,750  $   2,288,322 $    (58,379)$     (67,142)
    Net realized gain (loss)                           546,014     (115,811)      481,295        603,279    1,189,928     1,138,731
    Change in net unrealized appreciation
       on investments                                  566,861    1,898,298    (2,099,132)       443,421     (629,132)      519,276
                                                   ------------ ------------  ------------   ------------  -----------  ------------
                                                   ------------ ------------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                               1,191,305    1,868,686     1,382,913      3,335,022      502,417     1,590,865
                                                   ------------ ------------  ------------   ------------  -----------  ------------
                                                   ------------ ------------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  707,864      665,565     6,727,147      4,503,661      814,216       682,128
    Redemptions                                     (1,966,691)  (1,279,555)   (4,790,518)    (3,621,974)    (932,155)     (705,543)
    Transfers, net                                     376,038      805,053    10,454,466      1,000,151      367,657     1,252,368
    Contract maintenance charges                        (2,899)      (3,000)      (38,400)       (22,734)      (2,309)       (2,084)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                                            0
                                                   ------------ ------------  ------------   ------------  -----------  ------------
                                                   ------------ ------------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (885,688)     188,063    12,352,695      1,859,104      247,409     1,226,869
                                                   ------------ ------------  ------------   ------------  -----------  ------------
                                                   ------------ ------------  ------------   ------------  -----------  ------------

    Total increase in net assets                       305,617    2,056,749    13,735,608      5,194,126      749,826     2,817,734

NET ASSETS:
    Beginning of period                             12,159,520   10,102,771    38,199,495     33,005,369    9,771,226     6,953,492
                                                   ------------ ------------  ------------   ------------  -----------  ------------
                                                   ------------ ------------  ------------   ------------  -----------  ------------

    End of period                                $  12,465,137 $ 12,159,520 $  51,935,103  $  38,199,495 $ 10,521,052 $   9,771,226
                                                   ============ ============  ============   ============  ===========  ============
                                                   ============ ============  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       361,794      296,177     1,323,491        733,420      228,964       221,954
    Units redeemed                                    (387,840)    (281,966)     (592,453)      (599,101)    (205,792)     (146,904)
                                                   ------------ ------------  ------------   ------------  -----------  ------------
                                                   ------------ ------------  ------------   ------------  -----------  ------------

    Net increase (decrease)                            (26,046)      14,211       731,038        134,319       23,172        75,050
                                                   ============ ============  ============   ============  ===========  ============
                                                   ============ ============  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               MAXIM MODERATE PROFILE I   MAXIM MODERATELY AGGRESSIVE  MAXIM MODERATELY CONSERVATIVE
                                                       PORTFOLIO              PROFILE I PORTFOLIO          PROFILE I PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                ---------------------------  ---------------------------  --------------------------
                                                   2005           2004          2005           2004           2005          2004
                                                ------------  -------------  ------------   ------------  -------------  -----------
                                                ------------  -------------  ------------   ------------  -------------  -----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                        $   3,913,286 $   3,528,224 $   3,397,396  $   3,133,538 $ 1,016,685 $     992,494
    Net realized gain                               11,735,699        27,299    13,921,193         54,217   3,204,333         5,359
    Change in net unrealized appreciation
       on investments                               (3,511,812)   13,574,316    (3,969,449)    17,520,428  (1,653,990)    2,870,533
                                                   ------------  ------------  ------------   ------------ -----------  ------------
                                                   ------------  ------------  ------------   ------------ -----------  ------------

    Increase in net assets resulting
       from operations                              12,137,173    17,129,839    13,349,140     20,708,183   2,567,028     3,868,386
                                                   ------------  ------------  ------------   ------------ -----------  ------------
                                                   ------------  ------------  ------------   ------------ -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                               43,707,313    59,998,945    42,046,857     38,462,657  10,310,088     8,727,950
    Redemptions                                    (31,439,321)   (9,012,061)  (38,379,062)    (7,429,440) 12,076,490)   (2,866,078)
    Transfers, net                                  (4,580,101)    6,033,874    (4,585,099)     2,466,823     415,702     1,346,007
    Contract maintenance charges                      (355,100)     (241,463)     (313,468)      (266,671)    (71,506)      (61,596)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  ------------  ------------   ------------ -----------  ------------
                                                   ------------  ------------  ------------   ------------ -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         7,332,791    56,779,295    (1,230,772)    33,233,369  (1,422,206)    7,146,283
                                                   ------------  ------------  ------------   ------------ -----------  ------------
                                                   ------------  ------------  ------------   ------------ -----------  ------------

    Total increase in net assets                    19,469,964    73,909,134    12,118,368     53,941,552   1,144,822    11,014,669

NET ASSETS:
    Beginning of period                            198,853,341   124,944,207   185,975,871    132,034,319  46,926,231    35,911,562
                                                   ------------  ------------  ------------   ------------ -----------  ------------
                                                   ------------  ------------  ------------   ------------ -----------  ------------

    End of period                                $ 218,323,305 $ 198,853,341 $ 198,094,239  $ 185,975,871 $48,071,053 $  46,926,231
                                                   ============  ============  ============   ============ ===========  ============
                                                   ============  ============  ============   ============ ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                     4,403,338     5,394,620     3,841,196      3,499,216   1,189,598     1,017,152
    Units redeemed                                  (3,858,723)   (1,373,973)   (3,907,274)    (1,102,933) (1,284,003)     (472,176)
                                                   ------------  ------------  ------------   ------------ -----------  ------------
                                                   ------------  ------------  ------------   ------------ -----------  ------------

    Net increase (decrease)                            544,615     4,020,647       (66,078)     2,396,283     (94,405)      544,976
                                                   ============  ============  ============   ============ ===========  ============
                                                   ============  ============  ============   ============ ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   MAXIM MONEY MARKET PORTFOLIO MAXIM STOCK INDEX PORTFOLIO    MAXIM T. ROWE PRICE
                                                                                                             EQUITY/INCOME PORTFOLIO
                                                   -------------------------- ------------------------------------------------------
                                                   -------------------------- --------------------------  --------------------------
                                                      2005           2004      2005           2004           2005          2004
                                                   ------------  ------------ -----------   ------------  -------------  -----------
                                                   ------------  ------------ -----------   ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $   1,749,643 $     (202,491)$     485,394  $  1,096,827 $   432,848 $     429,700
    Net realized gain                                                            13,124,608    24,519,462   7,260,126     3,142,776
    Change in net unrealized appreciation (depreciation)
       on investments                                                              (219,240)    9,600,108  (4,805,921)    8,394,423
                                                   ------------  -------------  ------------  ------------ -----------  ------------
                                                   ------------  -------------  ------------  ------------ -----------  ------------

    Increase (decrease) in net assets resulting
       from operations                               1,749,643       (202,491)   13,390,762    35,216,397   2,887,053    11,966,899
                                                   ------------  -------------  ------------  ------------ -----------  ------------
                                                   ------------  -------------  ------------  ------------ -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                2,821,747      3,591,993     9,181,429    11,292,522   4,599,704     4,728,277
    Redemptions                                    (19,352,105)   (26,330,515)  (47,419,187)  (44,353,947) 11,796,540)   (8,464,627)
    Transfers, net                                  (1,832,527)   (19,036,959)  (13,392,600)   (7,980,714)  1,049,160     3,376,382
    Contract maintenance charges                       (38,172)       (48,312)      (93,966)     (107,037)    (22,973)      (21,704)
    Adjustments to net assets allocated to contracts
       in payout phase                                 (15,668)       209,479        30,785        39,883       2,996        11,653
                                                   ------------  -------------  ------------  ------------ -----------  ------------
                                                   ------------  -------------  ------------  ------------ -----------  ------------

    Decrease in net assets resulting from
       contract transactions                       (18,416,725)   (41,614,314)  (51,693,539)  (41,109,293) (6,167,653)     (370,019)
                                                   ------------  -------------  ------------  ------------ -----------  ------------
                                                   ------------  -------------  ------------  ------------ -----------  ------------

    Total increase (decrease) in net assets        (16,667,082)   (41,816,805)  (38,302,777)   (5,892,896) (3,280,600)   11,596,880

NET ASSETS:
    Beginning of period                            116,003,281    157,820,086   397,134,823   403,027,719  99,411,767    87,814,887
                                                   ------------  -------------  ------------  ------------ -----------  ------------
                                                   ------------  -------------  ------------  ------------ -----------  ------------

    End of period                                $  99,336,199 $  116,003,281 $ 358,832,046  $397,134,823 $96,131,167 $  99,411,767
                                                   ============  =============  ============  ============ ===========  ============
                                                   ============  =============  ============  ============ ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                     2,381,229      2,025,372     3,013,289     1,315,918     875,808       545,433
    Units redeemed                                  (3,378,172)    (4,351,740)   (3,902,466)   (2,435,242)   (979,041)     (541,600)
                                                   ------------  -------------  ------------  ------------ -----------  ------------
                                                   ------------  -------------  ------------  ------------ -----------  ------------

    Net increase (decrease)                           (996,943)    (2,326,368)     (889,177)   (1,119,324)   (103,233)        3,833
                                                   ============  =============  ============  ============ ===========  ============
                                                   ============  =============  ============  ============ ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM T. ROWE PRICE MIDCAP   MAXIM TRUSCO SMALL-CAP GROWTH MAXIM U.S. GOVERNMENT
                                                          GROWTH PORTFOLIO              PORTFOLIO             SECURITIES PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                      2005         2004          2005           2004           2005          2004
                                                   ------------  -----------  ------------   ------------  -------------  ----------
                                                   ------------  -----------  ------------   ------------  -------------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $    (265,363)$   (227,913)$    (396,206) $    (451,779)$  1,379,927 $   1,391,363
    Net realized gain (loss)                         5,635,370    8,021,998    (2,081,254)    (4,050,773)     203,038       212,475
    Change in net unrealized appreciation (depreciation)
       on investments                                4,814,342    2,668,102     3,518,962      6,325,630   (1,115,578)     (354,614)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                              10,184,349   10,462,187     1,041,502      1,823,078      467,387     1,249,224
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                               10,119,842   11,107,849     1,441,734      3,135,586    2,004,375     2,293,582
    Redemptions                                     (7,230,909)  (4,036,528)   (4,897,047)    (4,335,464)  (4,302,686)   (5,695,816)
    Transfers, net                                   1,386,656    2,072,127    (3,683,965)    (3,649,566)  (1,522,898)   (2,769,519)
    Contract maintenance charges                       (73,080)     (68,676)      (13,015)       (15,926)     (12,027)      (15,157)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         4,202,509    9,074,772    (7,152,293)    (4,865,370)  (3,833,236)   (6,186,910)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets         14,386,858   19,536,959    (6,110,791)    (3,042,292)  (3,365,849)   (4,937,686)

NET ASSETS:
    Beginning of period                             72,017,548   52,480,589    42,617,017     45,659,309   44,938,950    49,876,636
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $  86,404,406 $ 72,017,548 $  36,506,226  $  42,617,017 $ 41,573,101 $  44,938,950
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       951,723      962,206       473,236        321,983      660,087       356,947
    Units redeemed                                    (717,182)    (453,001)     (777,180)      (549,571)    (805,951)     (720,992)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                            234,541      509,205      (303,944)      (227,588)    (145,864)     (364,045)
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM VALUE INDEX PORTFOLIO MFS STRATEGIC GROWTH PORTFOLIO  OPPENHEIMER CAPITAL
                                                                                                              APPRECIATION PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  ------------------------  --------------------------
                                                      2005           2004          2005        2004          2005          2004
                                                   ------------  -------------  ------------  ----------  ------------  ------------
                                                   ------------  -------------  ------------  ----------  ------------  ------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      50,897 $       30,213 $      (4,272) $   (5,265)$     (13,469)$     (24,764)
    Net realized gain (loss)                            68,681       (344,170)        5,309       4,430        80,776        65,170
    Change in net unrealized appreciation
       on investments                                  233,112      1,374,876        (2,325)     12,932        38,280       105,004
                                                   ------------  -------------  ------------  ----------  ------------  ------------
                                                   ------------  -------------  ------------  ----------  ------------  ------------

    Increase (decrease) in net assets resulting
       from operations                                 352,690      1,060,919        (1,288)     12,097       105,587       145,410
                                                   ------------  -------------  ------------  ----------  ------------  ------------
                                                   ------------  -------------  ------------  ----------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  586,995        605,115         1,842      44,448       565,131       682,645
    Redemptions                                     (1,042,822)    (1,405,541)      (43,033)    (34,304)     (314,841)     (257,364)
    Transfers, net                                     223,937         76,074       (53,251)     56,712       (36,269)      890,845
    Contract maintenance charges                        (2,926)        (3,130)         (197)       (186)         (912)         (355)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -------------  ------------  ----------  ------------  ------------
                                                   ------------  -------------  ------------  ----------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (234,816)      (727,482)      (94,639)     66,670       213,109     1,315,771
                                                   ------------  -------------  ------------  ----------  ------------  ------------
                                                   ------------  -------------  ------------  ----------  ------------  ------------

    Total increase (decrease) in net assets            117,874        333,437       (95,927)     78,767       318,696     1,461,181

NET ASSETS:
    Beginning of period                              8,565,284      8,231,847       458,379     379,612     2,906,423     1,445,242
                                                   ------------  -------------  ------------  ----------  ------------  ------------
                                                   ------------  -------------  ------------  ----------  ------------  ------------

    End of period                                $   8,683,158 $    8,565,284 $     362,452  $  458,379 $   3,225,119 $   2,906,423
                                                   ============  =============  ============  ==========  ============  ============
                                                   ============  =============  ============  ==========  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       187,499        174,956         3,329      35,915       122,290       200,978
    Units redeemed                                    (200,505)      (232,071)      (12,513)    (30,420)     (103,865)      (70,478)
                                                   ------------  -------------  ------------  ----------  ------------  ------------
                                                   ------------  -------------  ------------  ----------  ------------  ------------

    Net increase (decrease)                            (13,006)       (57,115)       (9,184)      5,495        18,425       130,500
                                                   ============  =============  ============  ==========  ============  ============
                                                   ============  =============  ============  ==========  ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 OPPENHEIMER GLOBAL A PORTFOLIO PIMCO TOTAL RETURN PORTFOLIO  PIONEER EQUITY-INCOME
                                                                                                                  VCT PORTFOLIO
                                                  ----------------------------------------------------------------------------------
                                                  ---------------------------  ---------------------------  ------------------------
                                                     2005           2004          2005           2004        2005          2004
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                $      (2,915)$        6,056 $     316,607 $       84,151 $    20,056 $      11,925
    Net realized gain (loss)                          401,486         11,776       (31,853)       272,288      62,416        28,103
    Change in net unrealized appreciation (depreciation)
       on investments                                 286,218        228,626      (138,938)       (52,855)       (641)      128,325
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                                  ------------  -------------  ------------  -------------  ----------  ------------

    Increase in net assets resulting
       from operations                                684,789        246,458       145,816        303,584      81,831       168,353
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                                  ------------  -------------  ------------  -------------  ----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                               1,309,314        396,468     1,023,060      1,175,834     182,376        93,862
    Redemptions                                      (477,856)       (11,738)   (1,748,014)      (969,717)   (140,888)     (112,348)
    Transfers, net                                  2,715,965      1,862,315     1,746,344      1,543,736     483,506       265,705
    Contract maintenance charges                         (861)           (57)       (2,447)        (1,579)       (445)         (330)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                                  ------------  -------------  ------------  -------------  ----------  ------------

    Increase in net assets resulting from
       contract transactions                        3,546,562      2,246,988     1,018,943      1,748,274     524,549       246,889
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                                  ------------  -------------  ------------  -------------  ----------  ------------

    Total increase in net assets                    4,231,351      2,493,446     1,164,759      2,051,858     606,380       415,242

NET ASSETS:
    Beginning of period                             2,493,446              0     9,308,328      7,256,470   1,393,281       978,039
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                                  ------------  -------------  ------------  -------------  ----------  ------------

    End of period                               $   6,724,797 $    2,493,446 $  10,473,087 $    9,308,328 $ 1,999,661 $   1,393,281
                                                  ============  =============  ============  =============  ==========  ============
                                                  ============  =============  ============  =============  ==========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      596,339        223,875       419,341        369,952     110,691        55,968
    Units redeemed                                   (306,032)       (16,657)     (327,146)      (215,337)    (66,483)      (32,974)
                                                  ------------  -------------  ------------  -------------  ----------  ------------
                                                  ------------  -------------  ------------  -------------  ----------  ------------

    Net increase                                      290,307        207,218        92,195        154,615      44,208        22,994
                                                  ============  =============  ============  =============  ==========  ============
                                                  ============  =============  ============  =============  ==========  ============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                            RS DIVERSIFIED GROWTH PORTFOLIO RS EMERGING GROWTH PORTFOLIO STI CLASSIC
                                                                                                                          SMALL-CAP
                                                                                                                           GROWTH
                                                                                                                           PORTFOLIO
                                                               ---------------------------------------------------------------------
                                                               ---------------------------  ---------------------------  -----------
                                                                   2005          2004           2005          2004          2005
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------
                                                                                  (1)                                        (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                                      $       (8,798)$      (2,112)$      (39,740)$    (56,969)$      (3,744)
    Net realized gain                                                51,225        43,763        165,664      435,632       132,375
    Change in net unrealized appreciation (depreciation)
       on investments                                               (56,326)       65,375       (230,153)     113,578       (80,246)
                                                               -------------  ------------  -------------  -----------  ------------
                                                               -------------  ------------  -------------  -----------  ------------

    Increase (decrease) in net assets resulting
       from operations                                              (13,899)      107,026       (104,229)     492,241        48,385
                                                               -------------  ------------  -------------  -----------  ------------
                                                               -------------  ------------  -------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                               277,083       269,415              0      394,108       965,850
    Redemptions                                                    (126,726)      (21,984)      (442,829)    (607,217)      (34,377)
    Transfers, net                                                 (279,545)      445,925     (1,066,984)    (448,443)    1,009,732
    Contract maintenance charges                                       (364)          (14)        (2,348)      (2,757)          (47)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                               -------------  ------------  -------------  -----------  ------------
                                                               -------------  ------------  -------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                       (129,552)      693,342     (1,512,161)    (664,309)    1,941,158
                                                               -------------  ------------  -------------  -----------  ------------
                                                               -------------  ------------  -------------  -----------  ------------

    Total increase (decrease) in net assets                        (143,451)      800,368     (1,616,390)    (172,068)    1,989,543

NET ASSETS:
    Beginning of period                                             800,368             0      4,797,956    4,970,024             0
                                                               -------------  ------------  -------------  -----------  ------------
                                                               -------------  ------------  -------------  -----------  ------------

    End of period                                            $      656,917 $     800,368 $    3,181,566 $  4,797,956 $   1,989,543
                                                               =============  ============  =============  ===========  ============
                                                               =============  ============  =============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                     99,589       151,822         89,472      535,278       188,916
    Units redeemed                                                 (110,497)      (81,970)      (414,030)    (688,723)      (21,499)
                                                               -------------  ------------  -------------  -----------  ------------
                                                               -------------  ------------  -------------  -----------  ------------

    Net increase (decrease)                                         (10,908)       69,852       (324,558)    (153,445)      167,417
                                                               =============  ============  =============  ===========  ============
                                                               =============  ============  =============  ===========  ============


(1) The portfolio commenced operations on July 21, 2004. (2) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FUTUREFUNDS SERIES ACCOUNT
                                                                                                   ----------------------------
                                                                                                   ----------------------------
                                                                                                       2005           2004
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                                                        $   16,099,963 $   12,176,643
    Net realized gain                                                                                89,805,722     36,416,574
    Change in net unrealized appreciation
       on investments                                                                               (13,775,969)   117,027,962
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------

    Increase in net assets resulting
       from operations                                                                               92,129,716    165,621,179
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                                               198,501,457    213,909,153
    Redemptions                                                                                    (264,906,532)  (167,444,499)
    Transfers, net                                                                                  (19,309,892)    (5,415,257)
    Contract maintenance charges                                                                     (1,443,823)    (1,255,831)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                   18,113        261,015
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                                                        (87,140,677)    40,054,581
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------

    Total increase in net assets                                                                      4,989,039    205,675,760

NET ASSETS:
    Beginning of period                                                                            1,855,172,418  1,649,496,658
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------

    End of period                                                                                $ 1,860,161,457$ 1,855,172,418
                                                                                                   =============  =============
                                                                                                   =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                                     32,844,594     28,620,375
    Units redeemed                                                                                  (34,845,226)   (23,262,745)
                                                                                                   -------------  -------------
                                                                                                   -------------  -------------

    Net increase (decrease)                                                                          (2,000,632)     5,357,630
                                                                                                   =============  =============
                                                                                                   =============  =============


The accompanying notes are an integral part of these financial statements.                                          (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                                At December 31              For the year or period ended December 31
                                                   --------------------------------------   ----------------------------------------
                                                   --------------------------------------   ----------------------------------------
                                                    Units    Unit Fair Value    Net Assets  Expense Ratio        Total Return
                                                    (000s)   lowest to highest   (000s)     lowest to highest    lowest to highest
                                                   -------   ------------------ ---------   ------------------   -------------------
                                                   -------   ------------------ ---------   ------------------   -------------------
AIM BLUE CHIP PORTFOLIO
   2005                                               173      6.14 to $  6.57     1,098     0.00 % to 1.25  %     1.82 % to $2.98 %
   2004                                               240      6.03 to $ 11.42     1,465     0.00 % to 1.25  %     3.00 % to $7.92 %
   2003                                               334      5.85 to $ 10.98     1,962     0.00 % to 1.25  %    23.73 % to 25.28 %
AIM SMALL CAP GROWTH PORTFOLIO
   2005                                               158     11.51 to $ 12.04     1,841     0.00 % to 1.25  %     6.97 % to $8.37 %
   2004                                               211     10.76 to $ 12.78     2,276     0.00 % to 1.25  %     5.49 % to 12.94 %
   2003                                               164     10.20 to $ 11.99     1,675     0.00 % to 1.25  %    37.41 % to 39.13 %
ALGER AMERICAN BALANCED PORTFOLIO
   2005                                               383     11.89 to $ 12.87     4,572     0.00 % to 1.25  %     7.12 % to $8.42 %
   2004                                               471      9.85 to $ 11.87     5,252     0.00 % to 1.25  %     3.27 % to $6.47 %
   2003                                               646      9.48 to $ 11.35     6,966     0.00 % to 1.25  %    17.46 % to 19.04 %
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   2005                                             1,316     14.92 to $ 16.14    19,717     0.00 % to 1.25  %     8.43 % to $9.80 %
   2004                                             1,402     10.53 to $ 14.70    19,383     0.00 % to 1.25  %    11.65 % to 15.63 %
   2003                                             1,359      9.38 to $ 13.00    16,825     0.00 % to 1.25  %    45.97 % to 47.80 %
AMERICAN CENTURY EQUITY INCOME PORTFOLIO
   2005                                               608     16.83 to $ 18.04     9,993     0.00 % to 1.25  %     1.14 % to $2.50 %
   2004                                               508     10.68 to $ 17.60     8,488     0.00 % to 1.25  %     6.80 % to 12.53 %
   2003                                               420     11.13 to $ 15.64     6,321     0.00 % to 1.25  %    22.71 % to 24.25 %
AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   2005                                                45     10.32 to $ 15.93       468     0.00 % to 0.75  %     4.03 % to $4.80 %
   2004                                                66      9.92 to $ 15.20       657     0.00 % to 0.75  %    12.14 % to 12.98 %
   2003                                                29      8.85 to $ 13.45       253     0.00 % to 0.75  %    28.66 % to 34.54 %
ARTISAN INTERNATIONAL PORTFOLIO
   2005                                               879      9.61 to $ 10.30     8,764     0.00 % to 1.25  %    14.81 % to 16.25 %
   2004                                               796      8.37 to $ 13.89     6,710     0.00 % to 1.25  %    14.96 % to 17.77 %
   2003                                               596      7.20 to $ 11.82     4,307     0.00 % to 1.25  %    27.54 % to 29.14 %
FEDERATED CAPITAL APPRECIATION PORTFOLIO
   2005                                               471     10.58 to $ 11.07     5,048     0.00 % to 1.25  %     0.67 % to $1.84 %
   2004                                               425     10.51 to $ 11.86     4,493     0.00 % to 1.25  %     5.87 % to $8.38 %
   2003                                               302      9.93 to $ 11.09     3,009     0.00 % to 1.25  %    22.28 % to 23.82 %
FIDELITY VIP CONTRAFUND PORTFOLIO
   2005                                             1,827     17.15 to $ 18.75    31,238     0.00 % to 1.25  %    15.49 % to 16.97 %
   2004                                             1,565     10.90 to $ 16.03    23,369     0.00 % to 1.25  %     8.96 % to 15.48 %
   2003                                             1,410      9.57 to $ 13.88    18,460     0.00 % to 1.25  %    26.87 % to 28.47 %

                                                                                                                         (Continued)
FIDELITY VIP GROWTH PORTFOLIO
   2005                                             5,429     22.95 to $ 12.46   103,737     0.00 % to 1.25  %     4.51 % to $5.77 %
   2004                                             5,955      6.86 to $ 21.96   113,457     0.00 % to 1.25  %     2.10 % to $8.24 %
   2003                                             6,248      6.67 to $ 21.51   117,336     0.00 % to 1.25  %    31.21 % to 32.85 %
FRANKLIN SMALL CAP GROWTH FUND I
   2005                                                20      7.88 to $ 17.63       157     0.00 % to 0.75  %     9.75 % to 10.53 %
   2004                                                15      7.18 to $ 15.95       106     0.00 % to 0.75  %    12.20 % to 13.04 %
   2003                                                38      6.40 to $ 14.11       246     0.00 % to 0.75  %    36.65 % to 41.08 %
INVESCO DYNAMICS FUND
   2005                                               389      6.09 to $  6.53     2,428     0.00 % to 1.25  %     8.94 % to 10.30 %
   2004                                               479      5.59 to $ 13.09     2,694     0.00 % to 1.25  %    10.56 % to 13.39 %
   2003                                               682      5.05 to $ 11.72     3,463     0.00 % to 1.25  %    36.57 % to 38.28 %
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
   2005                                               178     13.00 to $ 14.98     2,181     0.00 % to 0.95  %     4.84 % to $5.87 %
   2004                                               282     10.55 to $ 14.15     3,280     0.00 % to 0.95  %     3.79 % to $4.78 %
   2003                                               405     10.15 to $ 13.50     4,531     0.00 % to 0.95  %    22.82 % to 35.02 %
JANUS FUND
   2005                                                18      6.33 to $ 14.61       114     0.00 % to 0.75  %     3.09 % to $3.99 %
   2004                                                23      6.14 to $ 14.05       141     0.00 % to 0.75  %     3.91 % to $4.69 %
   2003                                                23      5.91 to $ 13.42       133     0.00 % to 0.75  %    30.73 % to 34.19 %
JANUS TWENTY PORTFOLIO
   2005                                             1,105      6.01 to $  6.45     6,919     0.00 % to 1.25  %     8.09 % to $9.32 %
   2004                                             1,396      5.56 to $ 13.62     7,831     0.00 % to 1.25  %    12.69 % to 23.89 %
   2003                                             1,486      4.55 to $ 11.02     6,788     0.00 % to 1.25  %    23.76 % to 25.31 %
JANUS WORLDWIDE PORTFOLIO
   2005                                               559      5.92 to $  6.35     3,417     0.00 % to 1.25  %     4.59 % to $5.83 %
   2004                                               740      5.66 to $ 12.07     4,227     0.00 % to 1.25  %     4.23 % to 11.28 %
   2003                                               916      5.43 to $ 11.46     5,001     0.00 % to 1.25  %    22.70 % to 24.24 %
JENSEN PORTFOLIO
   2005                                               140     10.33 to $ 10.52     1,450     0.00 % to 1.25  %    (2.82)% to (1.59)%
   2004                                                91     10.63 to $ 10.82       968     0.00 % to 1.25  %     6.34 % to $8.20 %
LIBERTY ASSET ALLOCATION FUND
   2005                                                24     12.81 to $ 14.51       313     0.00 % to 0.75  %     5.78 % to $6.46 %
   2004                                                19     12.11 to $ 13.63       224     0.00 % to 0.75  %     9.17 % to $9.99 %
   2003                                                17     11.10 to $ 12.39       185     0.00 % to 0.75  %    19.57 % to 23.88 %
LM INSTITUTIONAL ADVISORS VALUE PORTFOLIO
   2005                                               743     14.00 to $ 14.65    10,413     0.00 % to 1.25  %     4.71 % to $6.01 %
   2004                                               708     11.50 to $ 13.82     9,488     0.00 % to 1.25  %    11.31 % to 15.00 %
   2003                                               476     11.64 to $ 12.26     5,728     0.00 % to 1.25  %    42.70 % to 44.21 %

                                                                                                                         (Continued)
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
   2005                                             5,227     15.65 to $ 16.83    86,846     0.00 % to 1.25  %     7.41 % to $8.79 %
   2004                                             5,312     11.19 to $ 15.47    81,359     0.00 % to 1.25  %    11.88 % to 16.89 %
   2003                                             4,432      9.75 to $ 13.23    58,272     0.00 % to 1.25  %    28.95 % to 30.57 %
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
   2005                                             2,308     36.54 to $ 22.77    68,930     0.00 % to 1.25  %     2.12 % to $3.41 %
   2004                                             2,407     10.94 to $ 35.78    75,029     0.00 % to 1.25  %     9.42 % to 12.28 %
   2003                                             2,492     11.43 to $ 32.27    71,518     0.00 % to 1.25  %    27.97 % to 29.58 %
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
   2005                                             2,697     33.91 to $ 22.10    63,650     0.00 % to 1.25  %    (1.71)% to (0.50)%
   2004                                             2,471     10.94 to $ 34.50    60,866     0.00 % to 1.25  %     9.43 % to 22.17 %
   2003                                             1,937     11.73 to $ 28.60    39,756     0.00 % to 1.25  %    27.64 % to 29.24 %
MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
   2005                                             2,196     21.00 to $ 15.90    43,133     0.00 % to 1.25  %    15.26 % to 16.74 %
   2004                                             2,307     11.41 to $ 18.22    39,804     0.00 % to 1.25  %    14.12 % to 18.86 %
   2003                                             2,383      9.87 to $ 15.52    35,230     0.00 % to 1.25  %    33.67 % to 35.35 %
MAXIM BOND INDEX PORTFOLIO
   2005                                               899     13.22 to $ 14.30    11,588     0.00 % to 1.25  %     0.84 % to $2.07 %
   2004                                               825     10.06 to $ 14.01    10,908     0.00 % to 1.25  %     0.58 % to $3.28 %
   2003                                               794      9.89 to $ 13.56    10,270     0.00 % to 1.25  %     1.79 % to $3.07 %
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
   2005                                             2,395     14.22 to $ 15.20    35,848     0.00 % to 1.25  %     2.97 % to $4.25 %
   2004                                             2,510     10.41 to $ 14.58    36,199     0.00 % to 1.25  %     4.10 % to $6.92 %
   2003                                             2,286     10.40 to $ 13.68    30,915     0.00 % to 1.25  %     9.95 % to 11.33 %
MAXIM GROWTH INDEX PORTFOLIO
   2005                                             1,536     11.55 to $ 10.57    17,837     0.00 % to 1.25  %     2.30 % to $3.53 %
   2004                                             1,715      6.78 to $ 11.88    19,505     0.00 % to 1.25  %     4.65 % to $8.22 %
   2003                                             1,756      6.44 to $ 11.28    19,071     0.00 % to 1.25  %    23.31 % to 24.86 %
MAXIM INDEX 600 PORTFOLIO
   2005                                               968     28.52 to $ 18.89    22,973     0.00 % to 1.25  %     5.71 % to $7.09 %
   2004                                               916     11.27 to $ 26.98    22,261     0.00 % to 1.25  %    12.67 % to 21.78 %
   2003                                               908     12.18 to $ 22.43    18,382     0.00 % to 1.25  %    36.41 % to 38.12 %
MAXIM INVESCO ADR PORTFOLIO
   2005                                               739     20.83 to $ 13.61    12,465     0.00 % to 1.25  %     9.92 % to 11.28 %
   2004                                               765     10.75 to $ 18.95    12,160     0.00 % to 1.25  %    13.93 % to 19.64 %
   2003                                               751      9.05 to $ 16.04    10,103     0.00 % to 1.25  %    29.68 % to 31.31 %
MAXIM LOOMIS SAYLES BOND PORTFOLIO
   2005                                             2,490     26.43 to $ 19.25    51,935     0.00 % to 1.25  %     2.44 % to $3.72 %
   2004                                             1,759     10.56 to $ 25.80    38,199     0.00 % to 1.25  %     5.58 % to 10.98 %
   2003                                             1,625     10.87 to $ 23.54    33,005     0.00 % to 1.25  %    28.49 % to 30.10 %

                                                                                                                         (Continued)
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
   2005                                               567     18.54 to $ 20.07    10,521     0.00 % to 1.25  %     4.75 % to $6.08 %
   2004                                               544     11.22 to $ 18.92     9,771     0.00 % to 1.25  %    12.15 % to 22.16 %
   2003                                               469     11.95 to $ 15.49     6,953     0.00 % to 1.25  %    32.62 % to 34.28 %
MAXIM MODERATE PROFILE I PORTFOLIO
   2005                                            13,814     14.96 to $ 16.17   218,323     0.00 % to 1.25  %     4.91 % to $6.24 %
   2004                                            13,270     10.77 to $ 15.22   198,853     0.00 % to 1.25  %     7.65 % to 11.34 %
   2003                                             9,249     10.54 to $ 13.67   124,944     0.00 % to 1.25  %    18.70 % to 20.19 %
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
   2005                                            12,050     15.58 to $ 16.67   198,094     0.00 % to 1.25  %     6.28 % to $7.62 %
   2004                                            12,116     10.95 to $ 15.49   185,976     0.00 % to 1.25  %     9.49 % to 13.38 %
   2003                                             9,720     10.06 to $ 13.68   132,034     0.00 % to 1.25  %    22.42 % to 23.96 %
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
   2005                                             3,246     13.94 to $ 15.08    48,071     0.00 % to 1.25  %     4.65 % to $5.90 %
   2004                                             3,341     10.61 to $ 14.24    46,926     0.00 % to 1.25  %     6.14 % to $9.66 %
   2003                                             2,796     10.73 to $ 12.98    35,912     0.00 % to 1.25  %    15.05 % to 16.49 %
MAXIM MONEY MARKET PORTFOLIO
   2005                                             5,882     21.28 to $ 12.56    99,336     0.00 % to 1.25  %     1.48 % to $2.70 %
   2004                                             6,878     10.01 to $ 20.97   116,003     0.00 % to 1.25  %    (0.31)% to $0.94 %
   2003                                             9,205     10.02 to $ 21.04   157,820     0.00 % to 1.25  %    (0.52)% to $0.73 %
MAXIM STOCK INDEX PORTFOLIO
   2005                                             9,817     74.82 to $ 12.60   358,832     0.00 % to 1.25  %     3.73 % to $5.09 %
   2004                                            10,706      8.78 to $ 72.13   397,135     0.00 % to 1.25  %     9.09 % to 10.74 %
   2003                                            11,826      7.98 to $ 65.95   403,028     0.00 % to 1.25  %    26.82 % to 28.41 %
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
   2005                                             3,770     29.79 to $ 15.78    96,131     0.00 % to 1.25  %     2.83 % to $4.09 %
   2004                                             3,874     10.90 to $ 28.97    99,412     0.00 % to 1.25  %     9.02 % to 15.03 %
   2003                                             3,870     11.14 to $ 25.50    87,815     0.00 % to 1.25  %    24.08 % to 25.64 %
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
   2005                                             3,795     21.86 to $ 23.54    86,404     0.00 % to 1.25  %    12.74 % to 14.16 %
   2004                                             3,560     11.20 to $ 20.62    72,018     0.00 % to 1.25  %    12.05 % to 18.09 %
   2003                                             3,051     10.68 to $ 17.46    52,481     0.00 % to 1.25  %    36.11 % to 37.82 %
MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
   2005                                             1,763     25.01 to $ 13.52    36,506     0.00 % to 1.25  %     3.30 % to $4.56 %
   2004                                             2,066      6.83 to $ 24.21    42,617     0.00 % to 1.25  %     4.68 % to 13.94 %
   2003                                             2,294      6.49 to $ 23.13    45,659     0.00 % to 1.25  %    29.33 % to 30.95 %
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
   2005                                             2,434     18.62 to $ 14.81    41,573     0.00 % to 1.25  %     0.92 % to $2.14 %
   2004                                             2,579     10.06 to $ 18.45    44,939     0.00 % to 1.25  %     0.61 % to $3.90 %
   2003                                             2,943     10.01 to $ 17.98    49,877     0.00 % to 1.25  %     1.30 % to $2.57 %

                                                                                                                         (Continued)
MAXIM VALUE INDEX PORTFOLIO
   2005                                               605     14.32 to $ 13.09     8,683     0.00 % to 1.25  %     4.15 % to $5.39 %
   2004                                               618     10.41 to $ 14.48     8,565     0.00 % to 1.25  %     9.45 % to 15.04 %
   2003                                               675      9.10 to $ 12.65     8,232     0.00 % to 1.25  %    28.81 % to 30.43 %
MFS STRATEGIC GROWTH PORTFOLIO
   2005                                                34     10.50 to $ 10.98       362     0.00 % to 1.25  %     0.10 % to $1.29 %
   2004                                                43     10.49 to $ 11.66       458     0.00 % to 1.25  %     5.22 % to 11.33 %
   2003                                                38      9.97 to $ 10.97       380     0.00 % to 1.25  %    25.69 % to 27.27 %
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
   2005                                               293     10.91 to $ 11.43     3,225     0.00 % to 1.25  %     3.31 % to $4.67 %
   2004                                               274     10.56 to $ 12.01     2,906     0.00 % to 1.25  %     5.14 % to $8.17 %
   2003                                               144     10.04 to $ 11.31     1,445     0.00 % to 1.25  %    27.85 % to 29.57 %
OPPENHEIMER GLOBAL A PORTFOLIO
   2005                                               498     13.51 to $ 13.76     6,725     0.00 % to 1.25  %    12.40 % to 13.81 %
   2004                                               207     11.59 to $ 12.09     2,493     0.00 % to 1.25  %    15.86 % to 20.88 %
PIMCO TOTAL RETURN PORTFOLIO
   2005                                               901     11.63 to $ 12.17    10,473     0.00 % to 1.25  %     1.39 % to $2.70 %
   2004                                               809     10.11 to $ 11.85     9,308     0.00 % to 1.25  %     1.09 % to $4.88 %
   2003                                               655      9.94 to $ 11.30     7,256     0.00 % to 1.25  %     3.90 % to $5.34 %
PIONEER EQUITY-INCOME VCT PORTFOLIO
   2005                                               164     12.05 to $ 13.06     2,000     0.00 % to 1.25  %     4.24 % to $5.49 %
   2004                                               119     10.84 to $ 12.85     1,393     0.00 % to 1.25  %     8.35 % to 16.04 %
   2003                                                96     10.09 to $ 11.10       978     0.00 % to 1.25  %    20.76 % to 22.28 %
RS DIVERSIFIED GROWTH PORTFOLIO
   2005                                                59     11.13 to $ 11.33       657     0.00 % to 1.25  %    (2.79)% to (1.56)%
   2004                                                70     11.31 to $ 11.51       800     0.00 % to 1.25  %    13.10 % to 15.12 %
   2003                                             1,058      4.63 to $ 12.16     4,970     0.00 % to 1.25  %    44.92 % to 46.74 %
RS EMERGING GROWTH PORTFOLIO
   2005                                               580      5.23 to $  5.61     3,182     0.00 % to 1.25  %    (0.57)% to $0.72 %
   2004                                               905      5.26 to $ 13.97     4,798     0.00 % to 1.25  %    13.74 % to 16.53 %
STI CLASSIC SMALL-CAP GROWTH PORTFOLIO
   2005                                               167     11.91 to $ 12.01     1,990     0.00 % to 1.25  %    19.10 % to 20.10 %

                                                                                                                         (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF   AIM BLUE CHIP PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------
Expenses as a % of net assets    0.00             0.55              0.65              0.75             0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 4.88           $ 4.81            $ 4.80            $ 4.79            $ 4.76           $ 4.73
 Number of Units Outstanding         2,575           23,175                 -            17,313            81,240          292,297
 Net Assets (000's)                   $ 13            $ 112               $ -              $ 83             $ 387          $ 1,381
 Total Return                      (26.40%)         (26.90%)          (26.94%)          (26.98%)          (27.22%)         (27.34%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 6.63           $ 6.58            $ 6.57            $ 6.56            $ 6.54           $ 6.51
 Number of Units Outstanding         1,870           24,965                 -            26,790            88,846          423,660
 Net Assets (000's)                   $ 12            $ 164               $ -             $ 176             $ 581          $ 2,757
 Total Return                      (23.00%)         (23.31%)          (23.43%)          (23.45%)          (23.60%)         (23.86%)

                             AIM SMALL CAP GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00             0.55              0.65              0.75             0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 7.48           $ 7.45            $ 7.45            $ 7.44            $ 7.43           $ 7.42
 Number of Units Outstanding           263            2,247                 -             2,324             1,727           12,201
 Net Assets (000's)                    $ 2             $ 17               $ -              $ 17              $ 13             $ 90
 Total Return                      (25.20%)         (25.50%)          (25.50%)          (25.60%)          (25.70%)         (25.80%)

                             ALGER AMERICAN BALANCED PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00             0.55              0.65              0.75             0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 9.53           $ 9.37            $ 8.02            $ 9.31            $ 9.25           $ 9.15
 Number of Units Outstanding           347            6,592                 -            30,271           135,584          601,451
 Net Assets (000's)                    $ 3             $ 62               $ -             $ 282           $ 1,254          $ 5,505
 Total Return                      (12.33%)         (12.76%)          (12.83%)          (12.91%)          (13.06%)         (13.43%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 10.87          $ 10.74            $ 9.20           $ 10.69           $ 10.64          $ 10.57
 Number of Units Outstanding            73           10,322                 -            25,750           125,592          598,195
 Net Assets (000's)                    $ 1            $ 111               $ -             $ 275           $ 1,336          $ 6,322
 Total Return                       (1.98%)          (2.45%)           (2.54%)           (2.64%)           (2.92%)          (3.12%)

                                                                                                                        (Continued)

FUTUREFUNDS SERIES ACCOUNT ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                        -------------------------------------------------------------------------------------------
                        -------------------------------------------------------------------------------------------

Expenses as a % of net asset0.00            0.55           0.65            0.75           0.95            1.25

        2002
----------------------
----------------------
 Ending Unit Value            $ 8.80          $ 8.64         $ 6.39          $ 8.58         $ 8.52          $ 8.44
 Number of Units Outstanding   1,755          30,204              -          64,663        203,757         813,721
 Net Assets (000's)             $ 15           $ 261            $ -           $ 555        $ 1,737         $ 6,869
 Total Return                (29.54%)        (29.93%)       (29.93%)        (30.07%)       (30.22%)        (30.42%)

        2001
----------------------
----------------------
 Ending Unit Value           $ 12.49         $ 12.33         $ 9.12         $ 12.27        $ 12.21         $ 12.13
 Number of Units Outstanding   5,675          50,488              -          57,979        228,470         857,730
 Net Assets (000's)             $ 71           $ 622            $ -           $ 711        $ 2,791        $ 10,406
 Total Return                 (6.51%)         (7.01%)        (7.22%)         (7.26%)        (7.50%)         (7.76%)

                          AMERICAN CENTURY EQUITY INCOME PORTFOLIO
                        -------------------------------------------------------------------------------------------
                        -------------------------------------------------------------------------------------------

Expenses as a % of net asset0.00            0.55           0.65            0.75           0.95            1.25

        2002
----------------------
----------------------
 Ending Unit Value           $ 12.59         $ 12.42        $ 12.39         $ 12.35        $ 12.29         $ 12.20
 Number of Units Outstanding   4,757          13,045              -          18,110         67,208         170,066
 Net Assets (000's)             $ 60           $ 162            $ -           $ 224          $ 826         $ 2,074
 Total Return                 (4.98%)         (5.48%)        (5.56%)         (5.73%)        (5.90%)         (6.15%)

        2001
----------------------
----------------------
 Ending Unit Value           $ 13.25         $ 13.14        $ 13.12         $ 13.10        $ 13.06         $ 13.00
 Number of Units Outstanding     869          14,329              -           8,688         35,178         107,627
 Net Assets (000's)             $ 12           $ 188            $ -           $ 114          $ 459         $ 1,399
 Total Return                 11.25%          10.70%         10.62%          10.46%         10.21%           9.89%

                         AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                        --------------------------------------------
                        -------------

Expenses as a % of net asset0.75

        2002
----------------------
----------------------
 Ending Unit Value            $ 6.88
 Number of Units Outstanding  22,142
 Net Assets (000's)            $ 152
 Total Return                (19.91%)

        2001
----------------------
----------------------
 Ending Unit Value            $ 8.59
 Number of Units Outstanding   2,206
 Net Assets (000's)             $ 19
 Total Return                 (9.10%)

                                                                                                        (Continued)

FUTUREFUNDS SERIES ACCOUNT OF ARTISAN INTERNATIONAL PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75               0.95              1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                    $ 5.83            $ 5.74             $ 5.73        $ 5.71             $ 5.69          $ 5.64
 Number of Units Outstanding             244             7,588                  -        33,286             58,883         294,453
 Net Assets (000's)                      $ 1              $ 44                $ -         $ 190              $ 335         $ 1,661
 Total Return                        (18.80%)          (19.38%)           (19.41%)      (19.58%)           (19.63%)        (19.89%)

          2001
--------------------------
--------------------------
 Ending Unit Value                    $ 7.18            $ 7.12             $ 7.11        $ 7.10             $ 7.08          $ 7.04
 Number of Units Outstanding              15             5,267                  -        14,150             48,509         200,036
 Net Assets (000's)                      $ -              $ 37                $ -         $ 100              $ 344         $ 1,409
 Total Return                        (15.93%)          (16.33%)           (16.45%)      (16.47%)           (16.61%)        (16.98%)

                              FEDERATED CAPITAL APPRECIATION PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65          0.75               0.95            1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                    $ 8.19            $ 8.16             $ 8.15        $ 8.15             $ 8.14          $ 8.12
 Number of Units Outstanding          14,740             3,191                  -         8,831             21,813          92,533
 Net Assets (000's)                    $ 121              $ 26                $ -          $ 72              $ 178           $ 751
 Total Return                        (18.10%)          (18.40%)           (18.50%)      (18.50%)           (18.60%)        (18.80%)

                              FIDELITY VIP CONTRAFUND II PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65          0.75               0.95            1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 10.81           $ 10.56             $ 7.50       $ 10.48            $ 10.39         $ 10.26
 Number of Units Outstanding           1,165            37,904                134        70,602            250,602         894,447
 Net Assets (000's)                     $ 13             $ 400                $ 1         $ 740            $ 2,604         $ 9,179
 Total Return                         (9.31%)           (9.90%)            (9.96%)       (9.97%)           (10.20%)        (10.47%)

          2001
--------------------------
--------------------------
 Ending Unit Value                   $ 11.92           $ 11.72             $ 8.33       $ 11.64            $ 11.57         $ 11.46
 Number of Units Outstanding             647            35,737                134        60,167            224,771         854,392
 Net Assets (000's)                      $ 8             $ 419                $ 1         $ 701            $ 2,601         $ 9,795
 Total Return                        (12.29%)          (12.73%)           (12.96%)      (12.94%)           (13.14%)        (13.38%)

                                                                                                                        (Continued)

FUTUREFUNDS SERIES ACCOUNTFIDELITY VIP GROWTH PORTFOLIO
                         ---------------------------------------------------------------------------------------------
                         ---------------------------------------------------------------------------------------------

Expenses as a % of net assets0.00            0.55            0.65            0.75           0.95            1.25

         2002
-----------------------
-----------------------
 Ending Unit Value             $ 8.58         $ 11.73          $ 5.06         $ 10.23         $ 12.51         $ 16.40
 Number of Units Outstanding   64,250         274,724           3,307         948,538       1,155,035       3,686,022
 Net Assets (000's)             $ 551         $ 3,223            $ 17         $ 9,705        $ 14,454        $ 60,433
 Total Return                 (30.07%)        (30.51%)        (30.49%)        (30.64%)        (30.81%)        (30.95%)

         2001
-----------------------
-----------------------
 Ending Unit Value            $ 12.27         $ 16.88          $ 7.28         $ 14.75         $ 18.08         $ 23.75
 Number of Units Outstanding   65,066         312,757           3,321         945,946       1,223,847       3,927,000
 Net Assets (000's)             $ 798         $ 5,279            $ 24        $ 13,952        $ 22,122        $ 93,279
 Total Return                 (17.65%)        (18.14%)        (18.20%)        (18.28%)        (18.45%)        (18.72%)

                          FRANKLIN SMALL CAP GROWTH FUND I
                         -----------------------------
                         -------------

Expenses as a % of net assets0.75

         2002
-----------------------
-----------------------
 Ending Unit Value             $ 4.69
 Number of Units Outstanding   14,465
 Net Assets (000's)              $ 68
 Total Return                 (30.00%)

         2001
-----------------------
-----------------------
 Ending Unit Value             $ 6.70
 Number of Units Outstanding    7,384
 Net Assets (000's)              $ 50
 Total Return                 (21.18%)

                             INVESCO DYNAMICS FUND
                         ---------------------------------------------------------------------------------------------
                         ---------------------------------------------------------------------------------------------

Expenses as a % of net assets0.00            0.55            0.65            0.75           0.95            1.25

         2002
-----------------------
-----------------------
 Ending Unit Value             $ 3.82          $ 3.77          $ 3.76          $ 3.75          $ 3.73          $ 3.70
 Number of Units Outstanding    7,398          21,751               -          53,272         118,493         597,242
 Net Assets (000's)              $ 28            $ 82             $ -           $ 200           $ 442         $ 2,211
 Total Return                 (33.10%)        (33.39%)        (33.57%)        (33.51%)        (33.75%)        (33.93%)

         2001
-----------------------
-----------------------
 Ending Unit Value             $ 5.71          $ 5.66          $ 5.66          $ 5.64          $ 5.63          $ 5.60
 Number of Units Outstanding    3,160          17,556               -          34,718         159,264         532,951
 Net Assets (000's)              $ 18            $ 99             $ -           $ 196           $ 896         $ 2,985
 Total Return                 (32.90%)        (33.33%)        (33.25%)        (33.49%)        (33.53%)        (33.81%)

                                                                                                           (Continued)

FUTUREFUNDS SERIES ACCOUNT JANUS ASPEN SERIES WORLDWIDE GROWTJANUSTFUNDO
                          -----------------------------------------------
                          ------------------------------   --------------

Expenses as a % of net assets 0.75            0.95             0.75

         2002
-----------------------
-----------------------
 Ending Unit Value               $ 8.25          $ 9.72           $ 4.52
 Number of Units Outstanding    185,722         219,839           60,777
 Net Assets (000's)             $ 1,531         $ 2,138            $ 275
 Total Return                   (26.01%)        (26.25%)         (28.03%)

         2001
-----------------------
-----------------------
 Ending Unit Value              $ 11.15         $ 13.18           $ 6.28
 Number of Units Outstanding    193,107         208,436           15,053
 Net Assets (000's)             $ 2,154         $ 2,747             $ 95
 Total Return                   (23.05%)        (23.19%)         (26.72%)

                              JANUS TWENTY PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00            0.55             0.65            0.75             0.95            1.25

         2002
-----------------------
-----------------------
 Ending Unit Value               $ 3.80          $ 3.74           $ 3.73          $ 3.72           $ 3.70          $ 3.67
 Number of Units Outstanding     46,538          31,903                -          50,147          274,501         947,397
 Net Assets (000's)               $ 177           $ 119              $ -           $ 187          $ 1,016         $ 3,480
 Total Return                   (24.00%)        (24.44%)         (24.49%)        (24.54%)         (24.80%)        (25.10%)

         2001
-----------------------
-----------------------
 Ending Unit Value               $ 5.00          $ 4.95           $ 4.94          $ 4.93           $ 4.92          $ 4.90
 Number of Units Outstanding      5,572          50,805                -          49,241          194,263         846,459
 Net Assets (000's)                $ 28           $ 251              $ -           $ 243            $ 956         $ 4,145
 Total Return                   (29.08%)        (29.59%)         (29.73%)        (29.77%)         (29.91%)        (30.00%)

                            JANUS WORLDWIDE PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00            0.55             0.65            0.75             0.95            1.25

         2002
-----------------------
-----------------------
 Ending Unit Value               $ 4.57          $ 4.51           $ 4.50          $ 4.49           $ 4.46          $ 4.43
 Number of Units Outstanding      7,008          39,683                -          40,551          192,992         622,139
 Net Assets (000's)                $ 32           $ 179              $ -           $ 182            $ 861         $ 2,755
 Total Return                   (26.05%)        (26.43%)         (26.47%)        (26.51%)         (26.77%)        (26.90%)

         2001
-----------------------
-----------------------
 Ending Unit Value               $ 6.18          $ 6.13           $ 6.12          $ 6.11           $ 6.09          $ 6.06
 Number of Units Outstanding      3,068          45,126                -          36,445          155,095         584,126
 Net Assets (000's)                $ 19           $ 277              $ -           $ 223            $ 944         $ 3,541
 Total Return                   (22.94%)        (23.28%)         (23.40%)        (23.43%)         (23.59%)        (23.87%)

                                                                                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF LIBERTY ASSET ALLOCATION FUND
                            ---------------------------------
                            ---------------

Expenses as a % of net assets    0.75

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 9.28
 Number of Units Outstanding        10,794
 Net Assets (000's)                  $ 100
 Total Return                      (12.37%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 10.59
 Number of Units Outstanding        12,009
 Net Assets (000's)                  $ 127
 Total Return                       (9.87%)

                             LM INSTITUTIONAL INVESTORS ADVISORS VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75             0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 8.50            $ 8.45            $ 8.45            $ 8.44            $ 8.43           $ 8.42
 Number of Units Outstanding             9             7,293                 -             1,801            24,425           95,682
 Net Assets (000's)                    $ -              $ 62               $ -              $ 15             $ 206            $ 805
 Total Return                      (15.00%)          (15.50%)          (15.50%)          (15.60%)          (15.70%)         (15.80%)

                             MAXIM AGGRESSIVE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75             0.95             1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 10.13           $ 10.16            $ 7.51           $ 10.05            $ 9.95           $ 9.79
 Number of Units Outstanding     2,695,952            47,183               176           165,055           166,720          354,765
 Net Assets (000's)               $ 27,323             $ 480               $ 1           $ 1,659           $ 1,659          $ 3,472
 Total Return                      (17.64%)          (18.13%)          (18.19%)          (18.23%)          (18.38%)         (18.62%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 12.30           $ 12.41            $ 9.18           $ 12.29           $ 12.19          $ 12.03
 Number of Units Outstanding     2,053,814            29,171               176           140,600           165,531          359,651
 Net Assets (000's)               $ 25,267             $ 362               $ 2           $ 1,728           $ 2,018          $ 4,327
 Total Return                       (5.75%)           (6.20%)           (6.33%)           (6.47%)           (6.66%)          (6.89%)

                                                                                                                         (Continued)

FUTUREFUNDS SERIES ACCOUNT MAXIM ARIEL MIDCAP VALUE PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------------------------

Expenses as a % of net assets  0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 15.14          $ 18.34          $ 12.49         $ 17.78          $ 19.42          $ 25.21
 Number of Units Outstanding      39,766          100,994              545         361,232          544,665        1,499,517
 Net Assets (000's)                $ 602          $ 1,853              $ 7         $ 6,424         $ 10,580         $ 37,809
 Total Return                    (10.73%)         (11.27%)         (11.36%)        (11.45%)         (11.65%)         (11.88%)

         2001
------------------------
------------------------
 Ending Unit Value               $ 16.96          $ 20.67          $ 14.09         $ 20.08          $ 21.98          $ 28.61
 Number of Units Outstanding      41,705           82,325              545         353,595          589,121        1,563,715
 Net Assets (000's)                $ 707          $ 1,702              $ 8         $ 7,100         $ 12,947         $ 44,744
 Total Return                     18.19%           17.51%           17.42%          17.29%           17.04%           16.68%

                           MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------------------------

Expenses as a % of net assets  0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 14.06          $ 17.32          $ 13.43         $ 15.93          $ 20.71          $ 22.41
 Number of Units Outstanding   1,040,392           27,796            1,413          63,011           95,309          306,805
 Net Assets (000's)             $ 14,632            $ 482             $ 19         $ 1,004          $ 1,973          $ 6,874
 Total Return                     (6.33%)          (6.83%)          (6.87%)         (7.01%)          (7.13%)          (7.43%)

         2001
------------------------
------------------------
 Ending Unit Value               $ 15.01          $ 18.59          $ 14.42         $ 17.13          $ 22.30          $ 24.21
 Number of Units Outstanding     682,781           25,012            1,413          40,779           74,353          239,752
 Net Assets (000's)             $ 10,245            $ 465             $ 20           $ 698          $ 1,658          $ 5,803
 Total Return                     15.73%           15.04%           14.90%          14.81%           14.54%           14.25%

                             MAXIM BOND INDEX PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------------------------

Expenses as a % of net assets  0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 13.16          $ 12.92          $ 12.83         $ 12.84          $ 12.75          $ 12.63
 Number of Units Outstanding       4,277            8,651                -          32,896          156,718          547,548
 Net Assets (000's)                 $ 56            $ 112              $ -           $ 422          $ 1,999          $ 6,915
 Total Return                      9.67%            9.12%            9.01%           8.91%            8.60%            8.32%

         2001
------------------------
------------------------
 Ending Unit Value               $ 12.00          $ 11.84          $ 11.77         $ 11.79          $ 11.74          $ 11.66
 Number of Units Outstanding       1,774            1,633                -          10,427           57,734          176,019
 Net Assets (000's)                 $ 21             $ 19              $ -           $ 123            $ 678          $ 2,052
 Total Return                      7.53%            6.86%            6.81%           6.70%            6.53%            6.19%

                                                                                                                  (Continued)

FUTUREFUNDS SERIES ACCOUNT OF  MAXIM CONSERVATIVE PROFILE I PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value              $ 12.25          $ 12.35          $ 10.57         $ 12.23          $ 12.17          $ 11.90
 Number of Units Outstanding  1,317,240            5,105                -         214,143           60,105          354,326
 Net Assets (000's)            $ 16,139             $ 63              $ -         $ 2,618            $ 731          $ 4,217
 Total Return                    (0.73%)          (1.28%)          (1.31%)         (1.37%)          (1.62%)          (1.90%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 12.34          $ 12.51          $ 10.71         $ 12.40          $ 12.37          $ 12.13
 Number of Units Outstanding  1,020,296            5,762                -         168,345           47,547          409,009
 Net Assets (000's)            $ 12,587             $ 72              $ -         $ 2,088            $ 588          $ 4,962
 Total Return                     2.92%            2.29%            2.19%           2.06%            1.89%            1.59%

                           MAXIM GROWTH INDEX PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 7.72           $ 9.08           $ 5.20          $ 8.99           $ 8.89           $ 8.75
 Number of Units Outstanding      9,218           38,859               33         184,480          254,502        1,193,562
 Net Assets (000's)                $ 71            $ 353              $ -         $ 1,658          $ 2,263         $ 10,444
 Total Return                   (24.02%)         (24.52%)         (24.64%)        (24.58%)         (24.79%)         (25.02%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 10.16          $ 12.03           $ 6.90         $ 11.92          $ 11.82          $ 11.67
 Number of Units Outstanding      8,135           43,261               33         195,512          264,562        1,238,936
 Net Assets (000's)                $ 83            $ 520              $ -         $ 2,331          $ 3,128         $ 14,460
 Total Return                   (13.16%)         (13.58%)         (13.53%)        (13.81%)         (13.97%)         (14.19%)

                             MAXIM INDEX 600 PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value              $ 10.49          $ 12.74           $ 9.45         $ 11.68          $ 14.82          $ 16.44
 Number of Units Outstanding     10,490           34,243              841         195,732          185,217          457,599
 Net Assets (000's)               $ 110            $ 436              $ 8         $ 2,285          $ 2,745          $ 7,525
 Total Return                   (15.20%)         (15.68%)         (15.78%)        (15.85%)         (16.03%)         (16.29%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 12.37          $ 15.11          $ 11.22         $ 13.88          $ 17.65          $ 19.64
 Number of Units Outstanding     11,525           35,797              841         179,104          197,788          481,282
 Net Assets (000's)               $ 143            $ 541              $ 9         $ 2,485          $ 3,492          $ 9,453
 Total Return                     5.73%            5.22%            5.15%           4.99%            4.75%            4.47%

                                                                                                                 (Continued)

FUTUREFUNDS SERIES ACCOUNT OMAXIM INVESCO ADR PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 7.79           $ 9.58           $ 6.94          $ 8.52          $ 11.70          $ 12.37
 Number of Units Outstanding     13,152           52,686            1,331         323,340           84,497          276,630
 Net Assets (000's)               $ 102            $ 505              $ 9         $ 2,755            $ 988          $ 3,422
 Total Return                   (13.15%)         (13.69%)         (13.68%)        (13.77%)         (13.97%)         (14.22%)

         2001
------------------------
------------------------
 Ending Unit Value               $ 8.97          $ 11.10           $ 8.04          $ 9.88          $ 13.60          $ 14.42
 Number of Units Outstanding     11,069           30,391            1,340         304,754          113,759          314,602
 Net Assets (000's)                $ 99            $ 337             $ 11         $ 3,012          $ 1,547          $ 4,537
 Total Return                   (16.48%)         (16.98%)         (17.03%)        (17.18%)         (17.27%)         (17.55%)

                           MAXIM LOOMIS SAYLES BOND PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value              $ 12.85          $ 14.10          $ 11.67         $ 13.13          $ 15.50          $ 18.32
 Number of Units Outstanding    163,556           26,821              212         206,726          159,601          758,868
 Net Assets (000's)             $ 2,102            $ 378              $ 2         $ 2,715          $ 2,474         $ 13,903
 Total Return                    11.06%           10.50%           10.41%          10.24%           10.01%            9.70%

         2001
------------------------
------------------------
 Ending Unit Value              $ 11.57          $ 12.76          $ 10.57         $ 11.91          $ 14.09          $ 16.70
 Number of Units Outstanding    104,057           20,820              228         181,118          176,528          771,166
 Net Assets (000's)             $ 1,204            $ 266              $ 2         $ 2,157          $ 2,487         $ 12,879
 Total Return                     2.57%            2.00%            1.93%           1.79%            1.59%            1.27%

                           MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value              $ 11.53          $ 11.48          $ 10.93         $ 11.36          $ 11.24          $ 11.06
 Number of Units Outstanding      4,194           12,585              128          66,711           80,248          258,142
 Net Assets (000's)                $ 48            $ 144              $ 1           $ 758            $ 902          $ 2,856
 Total Return                   (14.53%)         (14.96%)         (15.07%)        (15.16%)         (15.30%)         (15.57%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 13.49          $ 13.50          $ 12.87         $ 13.39          $ 13.27          $ 13.10
 Number of Units Outstanding      2,361           16,358              128          42,827           71,311          246,337
 Net Assets (000's)                $ 32            $ 221              $ 2           $ 573            $ 946          $ 3,227
 Total Return                    14.32%           13.64%           13.59%          13.47%           13.23%           12.93%

                                                                                                                 (Continued)

FUTUREFUNDS SERIES ACCOUNT MAXIM MODERATE PROFILE I PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00            0.55             0.65            0.75             0.95            1.25

         2002
-----------------------
-----------------------
 Ending Unit Value              $ 11.37         $ 11.34           $ 8.83         $ 11.22          $ 11.09         $ 10.92
 Number of Units Outstanding  4,015,222          23,568                -         488,310          385,603         554,920
 Net Assets (000's)            $ 45,654           $ 267              $ -         $ 5,480          $ 4,275         $ 6,062
 Total Return                    (8.53%)         (9.06%)          (9.06%)         (9.22%)          (9.40%)         (9.68%)

         2001
-----------------------
-----------------------
 Ending Unit Value              $ 12.43         $ 12.47           $ 9.71         $ 12.36          $ 12.24         $ 12.09
 Number of Units Outstanding  2,784,761          11,706                -         442,197          302,169         550,894
 Net Assets (000's)            $ 34,612           $ 146              $ -         $ 5,466          $ 3,697         $ 6,660
 Total Return                    (2.74%)         (3.26%)          (3.38%)         (3.44%)          (3.62%)         (3.97%)

                           MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00            0.55             0.65            0.75             0.95            1.25

         2002
-----------------------
-----------------------
 Ending Unit Value              $ 11.02         $ 11.10           $ 8.17         $ 10.98          $ 10.86         $ 10.69
 Number of Units Outstanding  5,784,543          36,264               61         406,095          394,948         750,901
 Net Assets (000's)            $ 63,753           $ 402              $ -         $ 4,459          $ 4,289         $ 8,032
 Total Return                   (12.05%)        (12.53%)         (12.53%)        (12.72%)         (12.84%)        (13.16%)

         2001
-----------------------
-----------------------
 Ending Unit Value              $ 12.53         $ 12.69           $ 9.34         $ 12.58          $ 12.46         $ 12.31
 Number of Units Outstanding  4,199,046          11,199               61         320,829          339,921         642,056
 Net Assets (000's)            $ 52,607           $ 142              $ 1         $ 4,035          $ 4,237         $ 7,903
 Total Return                    (4.57%)         (5.09%)          (5.27%)         (5.34%)          (5.53%)         (5.81%)

                           MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00            0.55             0.65            0.75             0.95            1.25

         2002
-----------------------
-----------------------
 Ending Unit Value              $ 11.14         $ 11.08           $ 9.45         $ 10.98          $ 10.81         $ 10.69
 Number of Units Outstanding  1,399,483          17,425                -         309,067          114,087         281,887
 Net Assets (000's)            $ 15,597           $ 193              $ -         $ 3,394          $ 1,233         $ 3,014
 Total Return                    (5.35%)         (5.86%)          (5.88%)         (5.99%)          (6.24%)         (6.47%)

         2001
-----------------------
-----------------------
 Ending Unit Value              $ 11.77         $ 11.77          $ 10.04         $ 11.68          $ 11.53         $ 11.43
 Number of Units Outstanding    907,841           6,188                -         336,687           69,873         285,065
 Net Assets (000's)            $ 10,685            $ 73              $ -         $ 3,934            $ 805         $ 3,259
 Total Return                    (0.25%)         (0.93%)          (0.99%)         (1.02%)          (1.20%)         (1.55%)

                                                                                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT MAXIM MONEY MARKET PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value              $ 12.02          $ 12.53          $ 10.75         $ 12.15          $ 12.77          $ 21.15
 Number of Units Outstanding     28,216          536,548              417       1,219,314          549,783        2,925,023
 Net Assets (000's)               $ 339          $ 6,721              $ 4        $ 15,208          $ 7,020         $ 61,863
 Total Return                     1.35%            0.89%            0.94%           0.66%            0.39%            0.14%

         2001
------------------------
------------------------
 Ending Unit Value              $ 11.86          $ 12.42          $ 10.65         $ 12.07          $ 12.72          $ 21.12
 Number of Units Outstanding     25,020          634,618               85       1,450,131          560,138        3,123,077
 Net Assets (000's)               $ 297          $ 7,884              $ 1        $ 18,248          $ 7,122         $ 65,223
 Total Return                     3.76%            3.16%            2.90%           2.99%            2.83%            2.47%

                            MAXIM STOCK INDEX PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 8.43          $ 12.33           $ 6.26         $ 10.16          $ 14.96          $ 52.09
 Number of Units Outstanding    480,385          785,241            4,001       3,503,273        3,308,532        4,641,310
 Net Assets (000's)             $ 4,051          $ 9,680             $ 25        $ 35,605         $ 49,509        $ 241,771
 Total Return                   (21.94%)         (22.36%)         (22.43%)        (22.56%)         (22.65%)         (22.78%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 10.80          $ 15.88           $ 8.07         $ 13.12          $ 19.34          $ 67.46
 Number of Units Outstanding    525,365          848,996            4,393       3,767,774        3,559,785        5,331,785
 Net Assets (000's)             $ 5,676         $ 13,482             $ 35        $ 49,429         $ 68,863        $ 359,709
 Total Return                   (11.69%)         (12.17%)         (12.19%)        (12.30%)         (12.53%)         (12.76%)

                            MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value              $ 10.49          $ 14.01           $ 9.53         $ 12.06          $ 16.87          $ 20.55
 Number of Units Outstanding     71,756          144,671            1,534         616,083          521,917        2,520,189
 Net Assets (000's)               $ 753          $ 2,026             $ 15         $ 7,428          $ 8,805         $ 51,828
 Total Return                   (13.02%)         (13.52%)         (13.60%)        (13.67%)         (13.88%)         (14.16%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 12.06          $ 16.20          $ 11.03         $ 13.97          $ 19.59          $ 23.94
 Number of Units Outstanding     74,636          129,359            1,550         573,008          586,577        2,640,136
 Net Assets (000's)               $ 900          $ 2,095             $ 17         $ 8,006         $ 11,491         $ 63,192
 Total Return                     1.60%            1.12%            1.01%           0.87%            0.67%            0.38%

                                                                                                                 (Continued)

FUTUREFUNDS SERIES ACCOUNT OMAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value              $ 12.67          $ 12.68           $ 7.80         $ 12.54          $ 12.41          $ 12.21
 Number of Units Outstanding  1,468,272           26,316              615         101,535          164,759          616,727
 Net Assets (000's)            $ 18,601            $ 334              $ 5         $ 1,274          $ 2,045          $ 7,532
 Total Return                   (21.98%)         (22.40%)         (22.54%)        (22.59%)         (22.73%)         (22.97%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 16.24          $ 16.34          $ 10.07         $ 16.20          $ 16.06          $ 15.85
 Number of Units Outstanding  1,105,320           28,999              615          91,020          186,267          624,926
 Net Assets (000's)            $ 17,949            $ 474              $ 6         $ 1,474          $ 2,991          $ 9,907
 Total Return                    (1.10%)          (1.68%)          (1.76%)         (1.88%)          (2.07%)          (2.40%)

                           MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 8.47           $ 9.09           $ 7.34          $ 8.35          $ 10.88          $ 11.61
 Number of Units Outstanding     43,311           70,258            1,571         191,097          478,007        1,610,792
 Net Assets (000's)               $ 367            $ 638             $ 12         $ 1,596          $ 5,201         $ 18,704
 Total Return                   (18.01%)         (18.40%)         (18.53%)        (18.70%)         (18.81%)         (19.04%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 10.33          $ 11.14           $ 9.01         $ 10.27          $ 13.40          $ 14.34
 Number of Units Outstanding     41,110           78,124            1,525         194,421          509,371        1,782,075
 Net Assets (000's)               $ 425            $ 871             $ 14         $ 1,996          $ 6,826         $ 25,560
 Total Return                   (10.41%)         (10.95%)         (11.06%)        (11.08%)         (11.32%)         (11.59%)

                              MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------

Expenses as a % of net assets 0.00             0.55             0.65            0.75             0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value               $ 9.31          $ 11.39           $ 4.99         $ 10.62          $ 15.04          $ 17.88
 Number of Units Outstanding     36,329          127,029            3,820         428,582          464,900        1,234,858
 Net Assets (000's)               $ 338          $ 1,447             $ 19         $ 4,551          $ 6,992         $ 22,086
 Total Return                   (30.99%)         (31.34%)         (31.36%)        (31.48%)         (31.61%)         (31.83%)

         2001
------------------------
------------------------
 Ending Unit Value              $ 13.49          $ 16.59           $ 7.27         $ 15.50          $ 21.99          $ 26.23
 Number of Units Outstanding     35,923          150,777            3,856         430,489          536,016        1,313,120
 Net Assets (000's)               $ 485          $ 2,502             $ 28         $ 6,671         $ 11,787         $ 34,441
 Total Return                   (22.87%)         (23.30%)         (23.39%)        (23.42%)         (23.62%)         (23.84%)

                                                                                                                 (Continued)

FUTUREFUNDS SERIES ACCOUNMAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
                        -------------------------------------------------------------------------------------------
                        -------------------------------------------------------------------------------------------

Expenses as a % of net asset0.00            0.55           0.65            0.75           0.95            1.25

        2002
----------------------
----------------------
 Ending Unit Value           $ 13.60         $ 14.45        $ 12.75         $ 14.10        $ 14.98         $ 17.75
 Number of Units Outstanding  62,801          50,914            357         357,996        487,376       2,293,017
 Net Assets (000's)            $ 854           $ 736            $ 5         $ 5,048        $ 7,299        $ 40,707
 Total Return                  9.77%           9.22%          9.07%           8.96%          8.79%           8.43%

        2001
----------------------
----------------------
 Ending Unit Value           $ 12.39         $ 13.23        $ 11.69         $ 12.94        $ 13.77         $ 16.37
 Number of Units Outstanding  58,415          51,447            357         327,141        429,435       2,055,297
 Net Assets (000's)            $ 724           $ 681            $ 4         $ 4,232        $ 5,913        $ 33,644
 Total Return                  7.09%           6.52%          6.37%           6.33%          6.09%           5.75%

                         MAXIM VALUE INDEX PORTFOLIO
                        -------------------------------------------------------------------------------------------
                        -------------------------------------------------------------------------------------------

Expenses as a % of net asset0.00            0.55           0.65            0.75           0.95            1.25

        2002
----------------------
----------------------
 Ending Unit Value            $ 8.28          $ 9.75         $ 7.02          $ 9.65         $ 9.55          $ 9.40
 Number of Units Outstanding   9,971          19,398            114          99,991         77,253         402,937
 Net Assets (000's)             $ 83           $ 189            $ 1           $ 965          $ 738         $ 3,786
 Total Return                (21.44%)        (21.94%)       (21.91%)        (22.05%)       (22.17%)        (22.44%)

        2001
----------------------
----------------------
 Ending Unit Value           $ 10.54         $ 12.49         $ 8.99         $ 12.38        $ 12.27         $ 12.12
 Number of Units Outstanding   8,193          16,151            114          99,502         78,564         463,474
 Net Assets (000's)             $ 86           $ 202            $ 1         $ 1,232          $ 964         $ 5,616
 Total Return                (12.39%)        (12.84%)       (12.97%)        (13.00%)       (13.22%)        (13.43%)

                         MFS STRATEGIC GROWTH PORTFOLIO
                        -------------------------------------------------------------------------------------------
                        -------------------------------------------------------------------------------------------

Expenses as a % of net asset0.00            0.55           0.65            0.75           0.95            1.25

        2002
----------------------
----------------------
 Ending Unit Value            $ 8.00          $ 7.97         $ 7.96          $ 7.96         $ 7.95          $ 7.93
 Number of Units Outstanding     104           2,902              -           1,105          3,407          16,125
 Net Assets (000's)              $ 1            $ 23            $ -             $ 9           $ 27           $ 128
 Total Return                (20.00%)        (20.30%)       (20.40%)        (20.40%)       (20.50%)        (20.70%)

                         OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                        -------------------------------------------------------------------------------------------
                        -------------------------------------------------------------------------------------------

Expenses as a % of net asset0.00            0.55           0.65            0.75           0.95            1.25

        2002
----------------------
----------------------
 Ending Unit Value            $ 7.91          $ 7.89         $ 7.88          $ 7.88         $ 7.87          $ 7.85
 Number of Units Outstanding       1             776              -           2,436          2,764          45,222
 Net Assets (000's)              $ -             $ 6            $ -            $ 19           $ 22           $ 355
 Total Return                (20.90%)        (21.10%)       (21.20%)        (21.20%)       (21.30%)        (21.50%)

                                                                                                        (Continued)

FUTUREFUNDS SERIES ACCOUNT OF   PIMCO TOTAL RETURN PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75            0.95              1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 10.73           $ 10.69            $ 10.69           $ 10.68         $ 10.67         $ 10.66
 Number of Units Outstanding             224            12,051                  -            13,490          48,750         298,172
 Net Assets (000's)                      $ 2             $ 129                $ -             $ 144           $ 520         $ 3,178
 Total Return                          7.30%             6.90%              6.90%             6.80%           6.70%           6.60%

                              PIONEER EQUITY-INCOME VCT PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75            0.95            1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                    $ 8.72            $ 8.55             $ 8.62            $ 8.47          $ 8.44          $ 8.36
 Number of Units Outstanding             134               311                  -             9,593          21,354          39,372
 Net Assets (000's)                      $ 1               $ 3                $ -              $ 81           $ 180           $ 329
 Total Return                        (16.23%)          (16.59%)           (16.63%)          (16.63%)        (16.85%)        (17.06%)

          2001
--------------------------
--------------------------
 Ending Unit Value                   $ 10.41           $ 10.25            $ 10.34           $ 10.16         $ 10.15         $ 10.08
 Number of Units Outstanding               3             7,012                  -             6,589          17,312          44,049
 Net Assets (000's)                      $ -              $ 72                $ -              $ 67           $ 176           $ 444
 Total Return                         (7.14%)           (7.66%)            (7.76%)           (7.89%)         (8.06%)         (8.36%)

                                RS EMERGING GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75            0.95            1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                    $ 3.30            $ 3.25             $ 3.24            $ 3.24          $ 3.22          $ 3.19
 Number of Units Outstanding           5,320            38,037                  -            20,154         114,711         537,797
 Net Assets (000's)                     $ 18             $ 124                $ -              $ 65           $ 369         $ 1,717
 Total Return                        (40.11%)          (40.59%)           (40.66%)          (40.55%)        (40.70%)        (41.04%)

          2001
--------------------------
--------------------------
 Ending Unit Value                    $ 5.51            $ 5.47             $ 5.46            $ 5.45          $ 5.43          $ 5.41
 Number of Units Outstanding           1,737            23,734                  -            24,378          98,736         467,056
 Net Assets (000's)                     $ 10             $ 130                $ -             $ 133           $ 536         $ 2,525
 Total Return                        (27.31%)          (27.65%)           (27.68%)          (27.81%)        (27.98%)        (28.15%)

                                                                                                                         (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2005
--------------------------------------------------------------------------------
1. ORGANIZATION
       The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Kansas law. In 1990, the Series Account was conformed to comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

        Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

       Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

       Security Transactions

        Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

        Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

        Contracts in the Payout Phase

        Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

       Federal Income Taxes

        The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       Net Transfers

        Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

       Investment Income Ratio

       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3. PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                                             Purchases                Sales
                                                                         ------------------     -------------------
       Aim Blue Chip Portfolio                                        $             15,287   $             409,878
       Aim Small Cap Growth Portfolio                                              988,163               1,452,834
       Alger American Balanced Portfolio                                           220,768               1,187,629
       Alger American Midcap Growth Portfolio                                    1,899,597               2,577,940
       American Century Equity Income Portfolio                                  3,316,060               1,471,150
       American Century Income & Growth Portfolio                                  116,387                 303,212
       Artisan International Portfolio                                           2,561,191               1,539,213
       Federated Capital Appreciation Portfolio                                  1,226,529                 612,625
       Fidelity VIP Contrafund Portfolio                                         5,873,299               2,081,753
       Fidelity VIP Growth Portfolio                                             2,691,237              17,487,685

       Franklin Small Cap Growth Fund I                                             83,394                  42,162
       INVESCO Dynamics Fund                                                         3,509                 505,065
       Janus Aspen Series Worldwide Growth Portfolio                               257,255               1,422,626

       Janus Fund                                                                    5,108                  35,611
       Janus Twenty Portfolio                                                       96,684               1,619,062
       Janus Worldwide Portfolio                                                    61,717               1,015,387
       Jensen Portfolio                                                            859,752                 344,215
       Liberty Asset Allocation Fund                                               181,070                 100,703
       LM Institutional Advisors Value Portfolio                                 2,466,853               2,077,658
       Maxim Aggressive Profile I Portfolio                                     20,188,202              15,342,939
       Maxim Ariel Midcap Value Portfolio                                        6,394,592               9,836,522
       Maxim Ariel Small-Cap Value Portfolio                                    15,002,947               5,831,709
       Maxim Bernstein International Equity Portfolio                           17,344,159              11,557,754
       Maxim Bond Index Portfolio                                                2,621,350               1,667,876
       Maxim Conservative Profile I Portfolio                                    7,700,358               7,632,438
       Maxim Growth Index Portfolio                                                892,914               2,954,827
       Maxim Index 600 Portfolio                                                 3,867,197               3,435,766
       Maxim INVESCO ADR Portfolio                                               2,123,805               2,800,230
       Maxim Loomis Sayles Bond Portfolio                                       19,531,322               4,198,757
       Maxim Loomis Sayles Small-Cap Value Portfolio                             2,593,867               1,461,308
       Maxim Moderate Profile I Portfolio                                       45,550,471              25,314,159
       Maxim Moderately Aggressive Profile I Portfolio                          46,564,430              34,455,017
       Maxim Moderately Conservative Profile I Portfolio                        12,954,100              11,144,518
       Maxim Money Market Portfolio                                             15,667,142              32,004,655
       Maxim Stock Index Portfolio                                              32,758,275              56,905,899
       Maxim T. Rowe Price Equity/Income Portfolio                              11,445,241              10,962,735
       Maxim T. Rowe Price Midcap Growth Portfolio                              13,967,330               5,208,075
       Maxim Trusco Small-Cap Growth Portfolio                                     768,690               8,334,481
       Maxim U.S. Government Securities Portfolio                                3,577,663               5,750,512
       Maxim Value Index Portfolio                                               1,327,937               1,501,996
       MFS Strategic Growth Portfolio                                                4,312                 103,241
       Oppenheimer Capital Appreciation Portfolio                                  917,370                 686,473
       Oppenheimer Global A Portfolio                                            6,122,006               2,395,451
       PIMCO Total Return Portfolio                                              3,513,077               2,198,543
       Pioneer Equity-Income VCT Portfolio                                         850,980                 297,046
       RS Diversified Growth Portfolio                                             862,425                 993,702
       RS Emerging Growth Portfolio                                                 12,056               1,567,793

       STI Classic Small-Cap Growth Portfolio                                    2,116,174                  65,113
                                                                         ------------------     -------------------

       Total                                                         $         320,164,252      $      302,895,943
                                                                         ==================     ===================

4. EXPENSES AND RELATED PARTY TRANSACTIONS

        Contract Maintenance Charge

        The Company deducts from each participant's account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

        Charges Incurred for Total or Partial Surrenders

        The Company deducts charges for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

        Deductions for Premium Taxes

       The Company may deduct from each participant's account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners' accounts or of the Account.

        Deductions for Assumption of Mortality and Expense Risks

        The Company deducts an amount, computed daily, from the net asset value of the Series Account investments equal to an annual rate from 0.00% to 1.25% depending on the size of the contract. This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

        Related Party Transactions

       GW Capital Management, LLC, (doing business as Maxim Capital Management, LLC ("MCM")) a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the affiliated funds to compensate MCM for investment advisory services.

5. ACCUMULATION UNIT VALUES

        A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the years ended December 31, 2005, 2004 and 2003 is included on the following page. For the years ended December 31, 2002 and 2001, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

        The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

        The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for the years ended December 31, 2005, 2004 and 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                     PART C
                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

           (a)    Financial Statements


                  The consolidated financial statements of GWL&A as of December 31, 2004 and 2005 and each of the three years in the period ended December 31, 2005, as well as the financial statements of the Series Account for the years ended December 31, 2004 and 2005 are contained in Part B.


           (b)    Exhibits

                   (1) Copy of resolution of the Board of Directors is
                  incorporated by reference to Registrant's Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

                  (2) Not applicable.

                  (3) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2-89550).

                  (4) Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                  (5) Forms of Application are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


                  (6) Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996, (File No. 811-07549) and the Bylaws of the Depositor are filed herewith.


                  (7) Not applicable.

                  (8) Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                  (9) Opinion of Counsel is Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).


                  (10) (a) Written Consent of Jorden Burt LLP are filed herewith.

                         (b) Written Consent of Deloitte & Touche LLP are filed herewtih.


                  (11) Not applicable.

                  (12) Not applicable.


Item 25.   Directors and Officers of the Depositor
                                                                    Positions and Offices
Name                     Principal Business Address                        with Depositor
----                     --------------------------                        ----------------
James Balog              2205 North Southwinds Boulevard, Apt. 307          Director
                         Vero Beach, Florida  32963

James W. Burns, O.C.            (7)                                         Director

Orest T. Dackow                 (3)                                         Director

Andre Desmarais                 (4)                                         Director

Paul Desmarais, Jr.             (4)                                         Director

Robert Gratton                  (5)                                         Chairman

Kevin P. Kavanagh, C.M.         (1)                                         Director

William Mackness         696 Whitehaven Crescent                            Director
                         London, Ontario N6G 4V4

William T. McCallum             (3)                                         Director

Raymond L. McFeetors            (3)                                   Director, President and
                                                                      Chief Executive Officer

Jerry E.A. Nickerson     H.B. Nickerson & Sons Limited                      Director
                         P.O. Box 130
                         255 Commercial Street
                         North Sydney, Nova Scotia  B2A 3M2

David A. Nield           330 University Ave.                                Director
                         Toronto, Ontario M5G 1R8

R. Jeffrey Orr (4) Director

Michel Plessis-Belair, F.C.A.          (4)                                  Director

Brian E. Walsh           QVan Capital, LLC                                  Director
                         1 Dock Street, 4th Floor
                         Stamford, Connecticut 06902

Mitchell T.G. Graye                    (3)                                 Executive
Vice-President,
                                                                    Chief Financial Officer

Richard F. Rivers               (2)                                 Executive Vice President,
                                                                    Great-West
                                                                    Healthcare

Douglas L. Wooden               (3)                                 Executive Vice-President,
                                                                    Financial Services

S. Mark Corbett                 (3)                                 Senior Vice-President,
                                                                    Investments

                                                                    Positions and Offices
Name                     Principal Business Address                    with Depositor
----                     --------------------------                   ----------------

Glen R. Derback                 (3)                                 Senior Vice President
                                                                    and Controller

Terry L. Fouts                  (2)                                 Senior Vice President and
                                                                    Chief Medical Officer

John R. Gabbert                 (2)                                 Senior Vice President,
                                                                    Great-West Healthcare
                                                                    Chief Information Officer

Donna A. Goldin                 (2)                                 Senior Vice-President
                                                                    Great-West
                                                                    Healthcare Operations

Wayne Hoff mann                 (3)                                 Senior Vice-President,
                                                                    Investments

Christopher M. Knackstedt       (2)                                 Senior Vice President,
                                                                    Healthcare Management

D. Craig Lennox                 (6)                                 Senior Vice-President,
                                                                    General Counsel and
                                                                    Secretary

James L. McCallen               (3)                                 Senior Vice President
                                                                    and Actuary

Graham R. McDonald              (3)                                 Senior Vice President,
                                                                    Corporate Administration


Charles P. Nelson               (3)                                 Senior Vice-President,
                                                                    Retirement Services

Marty Rosenbaum                 (2)                                 Senior Vice-President,
                                                                    Great-West
                                                                    Healthcare Finance

Gregg E. Seller                 (3)                                 Senior Vice-President,
                                                                    Retirement Services
                                                                    Government Markets

Douglas J. Stefanson            (2)                                 Senior Vice President,
                                                                    Healthcare Underwriting

Robert K. Shaw                  (3)                                 Senior Vice-President,
                                                                    Individual
                                                                    Markets




                                                                    Positions and Offices
Name                     Principal Business Address                    with Depositor
----                     --------------------------                   ----------------


George D. Webb                  (3)                                 Senior Vice-President,
                                                                    Retirement Services,
                                                                    P/NP Operations

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/05


        (State/Country of Organization) - Nature of Business

(State/Country of Organization) - Nature of Business
Power Corporation of Canada (Canada) - Holding and Management Company
  100.0% - 2795957 Canada Inc. (Canada) - Holding Company
    100.0% - 171263 Canada Inc.  (Canada) - Holding Company
         66.4% - Power Financial Corporation (Canada) - Holding Company
           70.6% - Great-West Lifeco Inc. (Canada) - Holding Company
             100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                 100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                    100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) - Holding Company
                             60.0% - Great-West Life & Annuity Insurance Capital, LLC (Delaware) - Holding Company
                            100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance
                                     Company
                                     100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health
                                              Insurance Company
                                     100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                     100.0% - Alta Health & Life Insurance Company (Indiana) - Life
                                              and Health Insurance Company
                                     100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                              100.0% - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                                              100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) - Insurance Agency
                                     100.0% - Canada Life Insurance Company of America (Michigan) - Life and
                                              Health Insurance Company
                                              100.0% - Great-West Life & Annuity Insurance Company of South
                                                       Carolina (South Carolina) - Captive Insurance Company
                                     100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                     100.0% - EMJAY Corporation (Wisconsin) - Third Party Administrator
                                              100.0% - EMJAY Retirement Plan Services, Inc.  (Wisconsin) - Third Party Administrator
                                     100.0% - Great-West Healthcare Holdings, Inc.  (Colorado) - Holding Company
                                              100.0% - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                              100.0% - Great-West Healthcare of Arizona, Inc. (Arizona)
                                                       - Health Care Services Organization
                                              100.0% - Great-West Healthcare of California, Inc. (California)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Colorado, Inc. (Colorado)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Florida, Inc. (Florida)
                                                       - Health Maintenance Organization
                                      C-4

                                              100.0% - Great-West Healthcare of Georgia, Inc. (Georgia)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Illinois, Inc. (Illinois)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Indiana, Inc. (Indiana)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Ohio, Inc. (Ohio)
                                                       - Health Insuring Corporation
                                              100.0% - Great-West Healthcare of Oregon, Inc. (Oregon)
                                                       - Health Care Service Contractors
                                              100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Texas, Inc. (Texas)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Washington, Inc. (Washington)
                                                       - Health Care Service Contractors
                                              100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                     100.0% - Mediversal, Inc. (Nevada) - Third Party Administrator
                                     100.0% - Universal Claims Administration (Nevada) - Third Party Administrator
                                     100.0% - FASCore, LLC (Colorado) - Third Party Administrator
                                     100.0% - GWL Properties Inc. (Colorado) - Real Estate Corporation
                                      50.0% - Westkin Properties Ltd. (California) - Real Estate Corporation
                                     100.0% - Great-West Benefit Services, Inc. (Delaware) - Leasing Company
                                      89.6% - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                     100.0% - GW Capital Management, LLC (Colorado) - Investment Adviser
                                              100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                              100.0% - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                     100.0% - Orchard Trust Company, LLC (Colorado) - Trust Company



Item 27.   Number of Contractowners


   As of February 28, 2006, there were 2 owners of non-qualified group contracts and 1,392 of qualified group contracts offered by Registrant.


Item 28.   Indemnification

           Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

           Article 109 - INDEMNIFICATION

           Section 7-109-101.  Definitions.

                  As used in this Article:

                  (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                  (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

                  (3) "Expenses" includes counsel fees.

                  (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                  (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                  (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                  (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

        Section 7-109-102.  Authority to indemnify directors.

                  (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                         (a) The person conducted himself or herself in good
                             faith; and

                         (b) The person reasonably believed:

                                (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                                (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and
                         (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                  (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

                  (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                  (4) A corporation may not indemnify a director under this section:

                         (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                         (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                  (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

           Section 7-109-103.  Mandatory Indemnification of Directors.

                         Unless limited by the articles of incorporation, a
                  corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

           Section 7-109-104.  Advance of Expenses to Directors.

                  (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                         (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in
                         Section 7-109-102;

                         (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                         (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                  (2) The undertaking required by paragraph (b) of subsection
                  (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                  (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

           Section 7-109-105.  Court-Ordered Indemnification of Directors.

                  (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                         (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                         (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

           Section   7-109-106. Determination and Authorization of
                                Indemnification  of Directors.

                  (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under
                  Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                  (2) The determinations required by subsection (1) of this section shall be made:

                         (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                         (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                  (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection
                  (1) of this section shall be made:

                         (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                         (b) By the shareholders.

                  (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

           Section  7-109-107. Indemnification of Officers, Employees,
                               Fiduciaries, and Agents.

                  (1) Unless otherwise provided in the articles of
                      incorporation:

                         (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                         (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                         (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

           Section 7-109-108.  Insurance.

                         A corporation may purchase and maintain insurance on
                  behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

           Section 7-109-109.  Limitation of Indemnification of Directors.

                  (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                  (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

           Section 7-109-110.  Notice to Shareholders of Indemnification of
                               Director.

                         If a corporation indemnifies or advances expenses to a
                  director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A



           Article IV.  Indemnification

        SECTION 1. In this Article, the following terms shall have the following meanings:

(a) "expenses" means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b) "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c) "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d) "proceeding" means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

        SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)            the person conducted himself or herself in good faith; and

(b) the person reasonably believed that his or her conduct was in the corporation's best interests; and

(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person's employment with the corporation.

        SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a) the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b) with respect to the matter(s) giving rise to the proceeding:

(i)                   the person conducted himself or herself in good faith; and

(ii) the person reasonably believed that his or her conduct was at least not opposed to the corporation's best interests (in the case of a trustee of one of the corporation's staff benefits plans, this means that the person's conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

           if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.


Item 29.   Principal Underwriter


           (a) GWFS Equities, Inc. ("GWFS") currently distributes securities of Maxim Series Fund, Inc., an open-end management investment company; Variable Annuity Account-1 Series Account, COLI VUL-2 Series Account and Maxim Series Account of GWL&A and Variable Annuity Account-1 Series Account of First Great-West Life & Annuity Insurance Company in addition to those of the Registrant.

           (b) Directors and Officers of GWFS

                                                                    Position and Offices
Name                     Principal Business Address                          with
Underwriter
Charles P. Nelson               (1)                                 Chairman and President

Robert K. Shaw                  (1)                                 Director

Graham R. McDonald              (1)                                 Director

Gregg E. Seller          18101 Von Karman Ave., Suite 1460          Director and Senior
                         Irvine, CA 92715                           Vice President

Thomas M. Connolly       300 Broadacres Drive                       Vice President
                         Bloomfield, NJ 07003

William S. Harmon               (1)                                 Vice President

Kent A. Morris           500 North Central, Suite 220               Vice President
                         Glendale, CA 91203

Michael P. Sole          One North La Salle, Suite 3200             Vice President
                         Chicago, IL 60602

Glen R. Derback                 (1)                                 Treasurer

Beverly A. Byrne                (1)                                 Secretary and Chief
                                                                    Compliance Officer


Teresa L. Luiz                  (1)                                 Compliance Officer

------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111


   (c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

                      Net
Name of           Underwriting      Compensation
Principal         Discounts and          on          Brokerage
Underwriter        Commissions       Redemption     Commissions  Compensation

GWFS                    -0-            -0-              -0-           -0-

Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

           (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

           (f) GWL&A represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to the Registrations Statement and has caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 24th day of April, 2006.


                                    FUTUREFUNDS SERIES ACCOUNT
                                    (Registrant)


                                    By:    /s/ Raymond L. McFeetors
                                           ------------------------------------
                                           Raymond L. McFeetors, President
                                           and Chief Executive Officer of
                                           Great-West Life & Annuity
                                           Insurance Company


                                    GREAT-WEST LIFE & ANNUITY
                                    INSURANCE COMPANY
                                    (Depositor)


                                    By:    /s/ Raymond L. McFeetors
                                           ------------------------------------
                                           Raymond L. McFeetors, President
                                           and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date


/s/ Robert Gratton                                               April 24, 2006
------------------------------------
Director and Chairman of the Board
(Robert Gratton*)


/s/ Raymond L. McFeetors                                         April 24, 2006
--------------------------------------------
Director, President and Chief Executive
Officer (Raymond L. McFeetors)


/s/ Mitchell T.G. Graye                                          April 24, 2006
--------------------------------------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)


/s/ James Balog                                                  April 24, 2006
--------------------------------------------
Director, (James Balog*)


/s/ James W. Burns                                               April 24, 2006
------------------------------------
Director, (James W. Burns*)

Signature and Title                                              Date



/s/ Orest T. Dackow                                              April 24, 2006
------------------------------------
Director (Orest T. Dackow*)



Director Andre Desmarais


/s/ Paul Desmarais, Jr.                                          April 24, 2006
--------------------------------------------
Director (Paul Desmarais, Jr*.)


/s/ Kevin P. Kavanagh                                            April 24, 2006
------------------------------------
Director (Kevin P. Kavanagh*)



Director (William Mackness)


/s/ William T. McCallum                                          April 24, 2006
--------------------------------------------

Director and Vice Chairman
(William T. McCallum*)



/s/ Jerry E.A. Nickerson                                         April 24, 2006
------------------------------------
Director (Jerry E.A. Nickerson*)


/s/ David A. Nield                                               April 24, 2006
------------------------------------
Director (David A. Nield*)


/s/ R. Jeffrey Orr                                               April 24, 2006
------------------------------------
Director (R. Jeffrey Orr*)

/s/ Michel Plessis-Belair                                        April 24, 2006
------------------------------------
Director (Michel Plessis-Belair*)


/s/ Brian E. Walsh                                               April 24, 2006
------------------------------------
Director (Brian E. Walsh*)




*By:    /s/ G.R. Derback                                         April 24, 2006
        ------------------------------------
        G.R. Derback

          Attorney-in-fact pursuant to Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 and Registrant's Post-Effective Amendment No. 37 to Form N-4 registration statement filed on February 28, 2006.